UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Report
December 31, 2022
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
SPDR S&P Global Natural Resources ETF	26.6%
SPDR S&P Global Infrastructure ETF	24.9
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	21.7
SPDR Bloomberg 1-10 Year TIPS ETF	10.2
The Energy Select Sector SPDR Fund	5.7
TOTAL	89.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Natural Resources	29.6%
International Equity	25.2
Commodities	21.7
Inflation Linked	10.2
Domestic Equity	5.7
Real Estate	2.5
International Fixed Income	2.4
Short Term Investments	9.8
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	15.7%
SPDR S&P International Dividend ETF	12.9
SPDR Bloomberg Emerging Markets Local Bond ETF	12.1
SPDR Blackstone Senior Loan ETF	10.1
SPDR Bloomberg High Yield Bond ETF	9.0
TOTAL	59.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Domestic Fixed Income	42.3%
International Equity	20.9
International Fixed Income	17.1
Domestic Equity	14.5
Inflation Linked	3.0
Real Estate	2.0
Short Term Investments	8.0
Liabilities in Excess of Other Assets	(7.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
SPDR Portfolio Developed World ex-US ETF	18.9%
SPDR S&P 500 ETF Trust	13.0
SPDR Portfolio Aggregate Bond ETF	12.0
SPDR Bloomberg 1-10 Year TIPS ETF	6.0
Vanguard FTSE Pacific ETF	5.0
TOTAL	54.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
International Equity	35.9%
Domestic Fixed Income	23.5
Domestic Equity	22.0
International Fixed Income	6.0
Inflation Linked	6.0
Commodities	3.1
Real Estate	1.0
Short Term Investments	21.5
Liabilities in Excess of Other Assets	(19.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
U.S. Treasury Bill Zero Coupon, 1/10/2023	15.6%
U.S. Treasury Bill Zero Coupon, 1/5/2023	7.2
U.S. Treasury Notes 0.25% 9/30/2023	6.5
Ford Credit Floorplan Master Owner Trust ABS 4.82% 9/15/2025	2.1
Ford Credit Floorplan Master Owner Trust 2.44% 9/15/2026	1.9
TOTAL	33.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	51.0%
U.S. Treasury Obligations	29.3
Asset-Backed Securities	6.8
Commercial Mortgage Backed Securities	2.9
Mortgage-Backed Securities	2.7
Short-Term Investment	6.3
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Loomis Sayles Opportunistic Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
OneMain Direct Auto Receivables Trust ABS 0.87% 7/14/2028	1.7%
Credit Suisse AG 4.75% 8/9/2024	1.5
UniCredit SpA 7.30% 4/2/2034	1.4
HSBC Holdings PLC 8.11% 11/3/2033	1.3
HSBC Holdings PLC 4.18% 12/9/2025	1.2
TOTAL	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Asset-Backed Securities	4.6%
Commercial Mortgage Backed Securities	0.3
Banks	20.1
Internet	4.2
Insurance	4.1
Media	4.1
Commercial Services	3.7
Retail	3.6
Electric	3.5
Auto Manufacturers	3.3
Oil & Gas	2.9
Telecommunications	2.8
Diversified Financial Services	2.7
Investment Company Security	2.7
Pipelines	2.4
Chemicals	2.2
Semiconductors	2.0
Commercial Mortgage-Backed Securities	2.0
Airlines	1.7
Real Estate Investment Trusts	1.6
Software	1.4
Aerospace & Defense	1.4
Food	1.3
Entertainment	1.2
Beverages	1.2
Lodging	1.1
Home Builders	1.0
Mining	1.0
Oil & Gas Services	1.0
Health Care Services	0.9
Computers	0.8
Pharmaceuticals	0.8
Leisure Time	0.8
Iron/Steel	0.7
Building Materials	0.7
Packaging & Containers	0.6
Energy-Alternate Sources	0.6
Advertising	0.6
Health Care Products	0.5
Engineering & Construction	0.4
Biotechnology	0.4
Electronics	0.3
Machinery, Construction & Mining	0.3
Forest Products & Paper	0.3
Transportation	0.3
Home Furnishings	0.3
Coal	0.3
Miscellaneous Manufacturer	0.2
Construction Materials	0.2
See accompanying notes to financial statements.

SPDR Loomis Sayles Opportunistic Bond ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Electrical Components & Equipment	0.2%
Cosmetics/Personal Care	0.1
Auto Parts & Equipment	0.1
Food Service	0.1
Machinery-Diversified	0.1
Environmental Control	0.1
Gas	0.0
Other Assets in Excess of Liabilities	4.2
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Nuveen Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
New Jersey Economic Development Authority Revenue	2.7%
State of Florida Department of Transportation	2.6
City of New York, NY, General Obligation	2.5
Medford Hospital Facilities Authority Revenue	2.5
New Mexico Hospital Equipment Loan Council	2.5
TOTAL	12.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Municipal Bonds & Notes	92.5%
Short-Term Investment	3.6
Other Assets in Excess of Liabilities	3.9
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Nuveen Municipal Bond ESG ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Massachusetts Clean Water Trust	2.4%
Energy Northwest, WA, Revenue Class A	2.4
City of Charlotte NC Water & Sewer System Revenue	2.3
California, State General Obligation	2.2
Medford Hospital Facilities Authority	2.2
TOTAL	11.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Municipal Bonds & Notes	93.2%
Short-Term Investment	3.4
Other Assets in Excess of Liabilities	3.4
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
SPDR Portfolio Mortgage Backed Bond ETF	29.5%
SPDR Portfolio Intermediate Term Treasury ETF	28.9
SPDR Portfolio Intermediate Term Corporate Bond ETF	15.0
SPDR Portfolio Long Term Treasury ETF	14.1
SPDR Portfolio Long Term Corporate Bond ETF	6.8
TOTAL	94.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Domestic Fixed Income	99.8%
Short Term Investments	18.2
Liabilities in Excess of Other Assets	(18.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
The Financial Select Sector SPDR Fund	20.8%
The Technology Select Sector SPDR Fund	18.2
The Consumer Staples Select Sector SPDR Fund	15.5
The Health Care Select Sector SPDR Fund	15.1
The Industrial Select Sector SPDR Fund	9.6
TOTAL	79.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Domestic Equity	99.6%
Short Term Investments	26.6
Liabilities in Excess of Other Assets	(26.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Minejesa Capital B.V. 5.63% 8/10/2037	3.0%
Galaxy Pipeline Assets Bidco, Ltd. 2.16% 3/31/2034	2.7
Chile Electricity PEC SpA Zero Coupon, 1/25/2028	2.7
Temasek Financial I Ltd. 1.00% 10/6/2030	2.4
Dominican Republic International Bond 4.88% 9/23/2032	2.3
TOTAL	13.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	69.3%
Foreign Government Obligations	29.1
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
U.S. Treasury Bill 4.12% 2/9/2023	17.2%
U.S. Treasury Notes 4.25% 10/15/2025	7.1
U.S. Treasury Notes 3.00% 7/15/2025	3.8
Citigroup Mortgage Loan Trust CMO 3.59% 7/25/2037	1.9
Luminent Mortgage Trust CMO 4.71% 11/25/2036	1.8
TOTAL	31.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	28.1%
Asset-Backed Securities	23.0
Corporate Bonds & Notes	14.9
Mortgage-Backed Securities	10.3
U.S. Government Agency Obligations	7.1
Senior Floating Rate Loans	6.3
Commercial Mortgage Backed Securities	5.6
Foreign Government Obligations	0.5
Short-Term Investment	3.6
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
U.S. Treasury Notes 4.13% 11/15/2032	12.3%
U.S. Treasury Bonds 3.00% 8/15/2052	7.0
U.S. Treasury Bonds 4.00% 11/15/2052	5.2
Federal Home Loan Mortgage Corp. CMO, REMIC 4.00% 7/15/2044	1.2
Securitized Asset-Backed Receivables LLC Trust 4.57% 5/25/2037	1.2
TOTAL	26.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	28.2%
U.S. Government Agency Obligations	26.8
Asset-Backed Securities	10.7
Mortgage-Backed Securities	9.9
Commercial Mortgage Backed Securities	4.9
Foreign Government Obligations	0.8
Banks	1.9
Electric	0.8
Oil & Gas	0.8
Diversified Financial Services	0.7
Retail	0.7
Telecommunications	0.6
Commercial Services	0.6
Pipelines	0.6
Software	0.5
Media	0.5
Health Care Services	0.5
Insurance	0.4
Real Estate Investment Trusts	0.4
Chemicals	0.4
Internet	0.3
Pharmaceuticals	0.3
Food	0.3
Entertainment	0.3
Mining	0.2
Semiconductors	0.2
Packaging & Containers	0.2
Beverages	0.2
Electronics	0.2
Aerospace & Defense	0.2
Transportation	0.2
Auto Manufacturers	0.2
Miscellaneous Manufacturer	0.1
Leisure Time	0.1
Lodging	0.1
Building Materials	0.1
Agriculture	0.1
Airlines	0.1
Machinery-Diversified	0.1
Biotechnology	0.1
Forest Products & Paper	0.1
Advertising	0.1
Iron/Steel	0.1
Water	0.1
IT Services	0.1
Investment Company Security	0.1
Oil & Gas Services	0.1
Construction Materials	0.1
Auto Parts & Equipment	0.1
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Computers	0.1%
Home Builders	0.1
Health Care Products	0.1
Environmental Control	0.0*
Household Products & Wares	0.0*
Energy-Alternate Sources	0.0*
Cosmetics/Personal Care	0.0*
Engineering & Construction	0.0*
Distribution & Wholesale	0.0*
Housewares	0.0*
Metal Fabricate & Hardware	0.0*
Coal	0.0*
Trucking & Leasing	0.0*
Real Estate	0.0*
Update Category Library	0.0*
Household Products	0.0*
Electrical Components & Equipment	0.0*
Home Furnishings	0.0*
Hand & Machine Tools	0.0*
Short-Term Investment	3.9
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.3%
COMMODITIES — 21.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	9,303,192	$ 137,501,178
DOMESTIC EQUITY — 5.7%
The Energy Select Sector SPDR Fund (a)(b)	412,441	36,076,214
INFLATION LINKED — 10.2%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	3,484,996	64,298,176
INTERNATIONAL EQUITY — 25.2%
SPDR S&P Global Infrastructure ETF (a)(b)	3,003,846	157,461,607
VanEck Vectors Agribusiness ETF (b)	18,497	1,587,783
		159,049,390
INTERNATIONAL FIXED INCOME — 2.4%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	372,365	15,341,438
NATURAL RESOURCES — 29.6%
SPDR S&P Global Natural Resources ETF (a)(b)	2,953,956	168,434,571
SPDR S&P Metals & Mining ETF (a)(b)	374,553	18,656,485
		187,091,056
REAL ESTATE — 2.5%
SPDR Dow Jones International Real Estate ETF (a)(b)	111,178	2,976,235
SPDR Dow Jones REIT ETF (a)(b)	145,604	12,689,389
		15,665,624
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $638,663,056)		615,023,076
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	16,786,567	$ 16,786,567
State Street Navigator Securities Lending Portfolio II (e)(f)	45,511,787	45,511,787
TOTAL SHORT-TERM INVESTMENTS (Cost $62,298,354)		$ 62,298,354
TOTAL INVESTMENTS — 107.1% (Cost $700,961,410)		677,321,430
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(45,177,130)
NET ASSETS — 100.0%		$ 632,144,300
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$615,023,076	$—	$—	$615,023,076
Short-Term Investments	62,298,354	—	—	62,298,354
TOTAL INVESTMENTS	$677,321,430	$—	$—	$677,321,430
See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,036,829	$ 39,636,692	$ 36,841,600	$ 9,707,435	$ (391,075)	$ (2,081,606)	3,484,996	$ 64,298,176	$1,196,217
SPDR Dow Jones International Real Estate ETF	90,476	2,553,233	1,081,690	555,201	(28,988)	(74,499)	111,178	2,976,235	61,748
SPDR Dow Jones REIT ETF	369,583	35,139,952	8,166,857	28,924,158	(4,672,066)	2,978,804	145,604	12,689,389	354,888
SPDR FTSE International Government Inflation-Protected Bond ETF	55,737	2,521,542	14,162,368	611,855	(14,293)	(716,324)	372,365	15,341,438	228,842
SPDR S&P Global Infrastructure ETF	2,215,734	118,408,825	69,513,960	28,665,470	(1,004,621)	(791,087)	3,003,846	157,461,607	2,546,399
SPDR S&P Global Natural Resources ETF	2,278,511	118,687,638	65,537,108	27,085,429	(1,145,852)	12,441,106	2,953,956	168,434,571	3,757,015
SPDR S&P Metals & Mining ETF	293,310	12,729,654	8,370,879	4,540,795	152,938	1,943,809	374,553	18,656,485	189,593
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,773,651	8,773,651	48,685,151	40,672,235	—	—	16,786,567	16,786,567	453,357
State Street Navigator Securities Lending Portfolio II	48,571,637	48,571,637	610,131,893	613,191,743	—	—	45,511,787	45,511,787	112,604
The Energy Select Sector SPDR Fund	271,581	19,420,757	21,048,397	9,466,348	863,972	4,209,436	412,441	36,076,214	597,541
Total		$406,443,581	$883,539,903	$763,420,669	$(6,239,985)	$17,909,639		$538,232,469	$9,498,204
See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 14.5%
Invesco KBW Premium Yield Equity REIT ETF	88,800	$ 1,730,712
iShares Mortgage Real Estate ETF (a)	151,920	3,447,065
SPDR ICE Preferred Securities ETF (b)	158,837	5,213,030
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	54,747	2,166,886
		12,557,693
DOMESTIC FIXED INCOME — 42.3%
Schwab US Dividend Equity ETF	28,732	2,170,415
SPDR Blackstone Senior Loan ETF (a)(b)	213,095	8,715,586
SPDR Bloomberg Convertible Securities ETF (a)(b)	67,660	4,353,244
SPDR Bloomberg High Yield Bond ETF (b)	87,149	7,843,410
SPDR Portfolio Long Term Treasury ETF (b)	469,300	13,623,779
		36,706,434
INFLATION LINKED — 3.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	141,473	2,610,177
INTERNATIONAL EQUITY — 20.9%
SPDR S&P Global Infrastructure ETF (a)(b)	131,653	6,901,250
SPDR S&P International Dividend ETF (b)	347,055	11,216,818
		18,118,068
INTERNATIONAL FIXED INCOME — 17.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	508,036	10,445,220
SPDR Bloomberg International Corporate Bond ETF (b)	156,901	4,349,296
		14,794,516
REAL ESTATE — 2.0%
SPDR Dow Jones REIT ETF (b)	19,875	1,732,106
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $95,591,198)		86,518,994
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	143,821	$ 143,821
State Street Navigator Securities Lending Portfolio II (e)(f)	6,784,842	6,784,842
TOTAL SHORT-TERM INVESTMENTS (Cost $6,928,663)		$ 6,928,663
TOTAL INVESTMENTS — 107.8% (Cost $102,519,861)		93,447,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(6,745,213)
NET ASSETS — 100.0%		$ 86,702,444
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$86,518,994	$—	$—	$86,518,994
Short-Term Investments	6,928,663	—	—	6,928,663
TOTAL INVESTMENTS	$93,447,657	$—	$—	$93,447,657

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	478,391	$ 19,920,201	$ 5,205,961	$ 16,060,881	$(1,730,926)	$1,381,231	213,095	$ 8,715,586	$ 666,126
SPDR Bloomberg 1-10 Year TIPS ETF	—	—	2,610,640	—	—	(463)	141,473	2,610,177	—
SPDR Bloomberg Convertible Securities ETF	44,018	2,841,802	2,381,848	867,718	59,602	(62,290)	67,660	4,353,244	38,561
SPDR Bloomberg Emerging Markets Local Bond ETF	471,277	9,637,615	3,743,679	2,921,008	(374,096)	359,030	508,036	10,445,220	286,295
SPDR Bloomberg High Yield Bond ETF	20,953	1,900,647	10,430,187	4,045,881	(524,844)	83,301	87,149	7,843,410	167,882
SPDR Bloomberg International Corporate Bond ETF	—	—	4,348,511	—	—	785	156,901	4,349,296	—
SPDR Dow Jones REIT ETF	—	—	1,732,842	—	—	(736)	19,875	1,732,106	—
SPDR ICE Preferred Securities ETF	135,451	4,855,918	2,325,015	1,591,940	(135,039)	(240,924)	158,837	5,213,030	159,281
SPDR Portfolio Long Term Corporate Bond ETF	99,847	2,405,314	3,723,704	6,154,027	(503,367)	528,376	—	—	40,580
SPDR Portfolio Long Term Treasury ETF	410,560	13,577,219	8,240,979	6,663,890	(1,486,141)	(44,388)	469,300	13,623,779	169,012
SPDR Portfolio S&P 500 High Dividend ETF	309,596	12,355,976	8,415,059	18,796,710	(302,475)	495,036	54,747	2,166,886	150,958
SPDR S&P Global Infrastructure ETF	144,598	7,727,317	1,820,398	2,507,131	(13,387)	(125,947)	131,653	6,901,250	114,527
SPDR S&P International Dividend ETF	250,835	8,606,149	11,741,420	8,398,315	(1,043,058)	310,622	347,055	11,216,818	306,863
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,843,857	3,843,857	11,554,700	15,254,736	—	—	143,821	143,821	66,681
State Street Navigator Securities Lending Portfolio II	30,179,720	30,179,720	109,915,691	133,310,569	—	—	6,784,842	6,784,842	190,904
Total		$117,851,735	$188,190,634	$216,572,806	$(6,053,731)	$2,683,633		$86,099,465	$2,357,670
See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.5%
COMMODITIES — 3.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	479,240	$ 7,083,167
DOMESTIC EQUITY — 22.0%
SPDR Portfolio S&P 600 Small Cap ETF (a)	62,915	2,325,967
SPDR S&P 500 ETF Trust (a)	79,255	30,309,490
SPDR S&P MidCap 400 ETF Trust (a)(b)	10,511	4,654,166
The Consumer Staples Select Sector SPDR Fund (a)(b)	62,386	4,650,876
The Energy Select Sector SPDR Fund (a)(b)	26,854	2,348,919
The Financial Select Sector SPDR Fund (a)(b)	136,278	4,660,708
The Materials Select Sector SPDR Fund (a)(b)	29,850	2,318,748
		51,268,874
DOMESTIC FIXED INCOME — 23.5%
SPDR Blackstone Senior Loan ETF (a)(b)	85,908	3,513,637
SPDR Bloomberg High Yield Bond ETF (a)	13,009	1,170,810
SPDR Bloomberg International Treasury Bond ETF (a)	516,638	11,588,190
SPDR Portfolio Aggregate Bond ETF (a)(b)	1,111,720	27,937,524
SPDR Portfolio Intermediate Term Treasury ETF (a)	82,520	2,330,365
SPDR Portfolio Long Term Treasury ETF (a)	279,170	8,104,305
		54,644,831
INFLATION LINKED — 6.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)(b)	759,113	14,005,635
INTERNATIONAL EQUITY — 35.9%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,482,487	44,015,039
SPDR Portfolio Emerging Markets ETF (a)(b)	350,421	11,549,876
SPDR Portfolio Europe ETF (a)	266,436	9,242,665
SPDR S&P International Small Cap ETF (a)	236,909	6,967,494
Vanguard FTSE Pacific ETF (b)	180,239	11,598,380
		83,373,454
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 6.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	340,898	$ 7,008,863
SPDR Bloomberg International Corporate Bond ETF (a)	252,613	7,002,432
		14,011,295
REAL ESTATE — 1.0%
SPDR Dow Jones International Real Estate ETF (a)	43,575	1,166,503
SPDR Dow Jones REIT ETF (a)	13,349	1,163,365
		2,329,868
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $222,467,610)		226,717,124
SHORT-TERM INVESTMENTS — 21.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	4,808,444	4,808,444
State Street Navigator Securities Lending Portfolio II (e)(f)	45,214,621	45,214,621
TOTAL SHORT-TERM INVESTMENTS (Cost $50,023,065)		$ 50,023,065
TOTAL INVESTMENTS — 119.0% (Cost $272,490,675)		276,740,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.0)%		(44,183,555)
NET ASSETS — 100.0%		$ 232,556,634
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$226,717,124	$—	$—	$226,717,124
Short-Term Investments	50,023,065	—	—	50,023,065
TOTAL INVESTMENTS	$276,740,189	$—	$—	$276,740,189

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	202,281	$ 8,422,981	$ 1,605,404	$ 6,362,957	$ (651,005)	$ 499,214	85,908	$ 3,513,637	$ 297,135
SPDR Bloomberg 1-10 Year TIPS ETF	867,998	16,891,241	3,513,120	5,492,154	(503,824)	(402,748)	759,113	14,005,635	481,768
SPDR Bloomberg Emerging Markets Local Bond ETF	296,971	6,073,057	1,855,862	958,561	(79,259)	117,764	340,898	7,008,863	190,131
SPDR Bloomberg High Yield Bond ETF	—	—	4,937,155	3,610,067	(160,636)	4,358	13,009	1,170,810	19,239
SPDR Bloomberg International Corporate Bond ETF	—	—	7,001,169	—	—	1,263	252,613	7,002,432	—
SPDR Bloomberg International Treasury Bond ETF	418,602	9,694,823	12,478,484	10,247,159	(1,330,481)	992,523	516,638	11,588,190	126,539
SPDR Dow Jones International Real Estate ETF	43,111	1,216,593	1,185,879	1,222,192	(227,955)	214,178	43,575	1,166,503	—
SPDR Dow Jones REIT ETF	42	3,993	1,163,859	4,013	(60)	(414)	13,349	1,163,365	—
SPDR Portfolio Aggregate Bond ETF	231,832	6,108,773	43,397,529	20,954,291	(728,800)	114,313	1,111,720	27,937,524	149,218
SPDR Portfolio Developed World ex-US ETF	1,740,818	50,205,191	6,458,640	13,887,909	(468,747)	1,707,864	1,482,487	44,015,039	515,608
SPDR Portfolio Emerging Markets ETF	422,956	14,706,180	2,634,352	5,120,272	(921,022)	250,638	350,421	11,549,876	276,255
SPDR Portfolio Europe ETF	—	—	13,560,742	4,962,694	74,404	570,213	266,436	9,242,665	53,467
SPDR Portfolio Intermediate Term Treasury ETF	373,341	11,002,359	5,814,064	14,035,827	(338,537)	(111,694)	82,520	2,330,365	54,449
SPDR Portfolio Long Term Treasury ETF	443,258	14,658,542	9,489,401	14,339,727	(3,415,281)	1,711,370	279,170	8,104,305	161,821
SPDR Portfolio S&P 600 Small Cap ETF	374,403	13,471,020	3,196,957	14,517,071	(816,367)	991,428	62,915	2,325,967	36,421
SPDR S&P 500 ETF Trust	80,272	30,282,612	26,167,590	27,275,530	563,868	570,950	79,255	30,309,490	210,885
SPDR S&P International Small Cap ETF	254,837	7,372,435	1,168,150	1,736,769	(221,080)	384,758	236,909	6,967,494	92,706
SPDR S&P MidCap 400 ETF Trust	11,823	4,888,692	728,729	1,329,352	140,841	225,256	10,511	4,654,166	36,646
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,863,750	11,863,750	42,240,584	49,295,890	—	—	4,808,444	4,808,444	308,475
State Street Navigator Securities Lending Portfolio II	36,578,077	36,578,077	601,570,842	592,934,298	—	—	45,214,621	45,214,621	264,192
The Consumer Staples Select Sector SPDR Fund	—	—	4,905,144	144,447	(3,091)	(106,730)	62,386	4,650,876	33,701
The Energy Select Sector SPDR Fund	68,732	4,915,025	684,055	4,149,018	286,959	611,898	26,854	2,348,919	74,133
The Financial Select Sector SPDR Fund	—	—	5,520,229	934,394	12,860	62,013	136,278	4,660,708	53,096
The Health Care Select Sector SPDR Fund	—	—	2,512,657	2,449,148	(63,509)	—	—	—	—
The Materials Select Sector SPDR Fund	66,063	4,862,237	2,608,535	5,262,223	(589,857)	700,056	29,850	2,318,748	15,047
The Utilities Select Sector SPDR Fund	71,668	5,026,077	904,147	6,090,670	20,985	139,461	—	—	30,803
Total		$258,243,658	$807,303,279	$807,316,633	$(9,419,594)	$9,247,932		$258,058,642	$3,481,735
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 51.0%
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.17%, 2/4/2023	$ 2,665,000	$ 2,655,326
1.43%, 2/4/2024	1,000,000	956,590
4.51%, 5/1/2023	1,500,000	1,495,080
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 5.49%, 3/10/2023 (a)	1,000,000	1,000,490
		6,107,486
AGRICULTURE — 1.2%
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	2,500,000	2,491,875
Philip Morris International, Inc. 5.13%, 11/15/2024	2,500,000	2,502,125
		4,994,000
AUTO MANUFACTURERS — 3.9%
American Honda Finance Corp. Series MTN, 3 Month USD LIBOR + 0.37%, 4.96%, 5/10/2023 (a)	1,900,000	1,899,449
Daimler Trucks Finance North America LLC:
SOFR + 0.60%, 4.92%, 12/14/2023 (a) (b)	1,000,000	994,980
SOFR + 0.75%, 5.06%, 12/13/2024 (a) (b)	1,000,000	987,070
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	1,680,000	1,533,638
4.38%, 8/6/2023	1,500,000	1,485,330
General Motors Financial Co., Inc. 3.80%, 4/7/2025	2,500,000	2,414,900
Hyundai Capital America 0.80%, 1/8/2024 (b)	1,000,000	952,180
Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024 (b)	5,000,000	5,029,050
Nissan Motor Acceptance Co. LLC 3 Month USD LIBOR + 0.64%, 5.37%, 3/8/2024 (a) (b)	1,000,000	982,080
		16,278,677
BANKS — 10.8%
Banco Santander SA 3.85%, 4/12/2023	5,000,000	4,979,250
Bank of America Corp.:
Series L, 3.95%, 4/21/2025	1,566,000	1,525,566
Series MTN, SOFR + 0.73%, 4.68%, 10/24/2024 (a)	1,000,000	989,270
Bank of Montreal SOFR + 0.35%, 4.62%, 12/8/2023 (a)	1,755,000	1,747,243
Security Description	Principal Amount	Value
Citigroup, Inc. SOFR + 1.37%, 4.14%, 5/24/2025 (a)	$ 1,500,000	$ 1,477,080
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 4.39%, 1/10/2023 (a)	250,000	250,020
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 5.44%, 2/23/2023 (a)	1,500,000	1,500,615
SOFR + 0.49%, 4.37%, 10/21/2024 (a)	1,500,000	1,474,125
SOFR + 0.58%, 4.85%, 3/8/2024 (a)	1,000,000	992,850
HSBC Holdings PLC:
4.25%, 3/14/2024	1,000,000	982,650
SOFR + 1.43%, 5.70%, 3/10/2026 (a)	1,000,000	981,190
SOFR + 0.58%, 4.75%, 11/22/2024 (a)	1,250,000	1,220,138
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.73%, 5.05%, 4/23/2024 (a)	1,000,000	999,570
KeyBank NA 4.15%, 8/8/2025	770,000	752,975
Macquarie Group, Ltd. SOFR + 0.71%, 4.50%, 10/14/2025 (a) (b)	1,000,000	975,230
Morgan Stanley:
SOFR + 1.16%, 3.62%, 4/17/2025 (a)	1,500,000	1,463,100
Series GMTN, 3 Month USD LIBOR + 1.22%, 5.77%, 5/8/2024 (a)	1,682,000	1,684,994
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (a)	1,500,000	1,420,545
National Australia Bank, Ltd. 1.39%, 1/12/2025 (b)	1,500,000	1,398,885
NatWest Markets PLC SOFR + 0.53%, 4.66%, 8/12/2024 (a) (b)	2,125,000	2,087,472
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.36%, 4.44%, 1/17/2023 (a)	2,000,000	1,999,620
Series GMTN, SOFR + 0.53%, 4.40%, 1/20/2026 (a)	500,000	484,865
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.80%, 4.88%, 10/16/2023 (a)	1,000,000	1,000,810
3 Month USD LIBOR + 0.86%, 5.09%, 7/19/2023 (a)	2,000,000	2,004,300

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Trust Bank, Ltd.:
0.80%, 9/16/2024 (b)	$ 2,500,000	$ 2,308,425
SOFR + 0.44%, 4.75%, 9/16/2024 (a) (b)	1,500,000	1,488,840
Toronto-Dominion Bank:
SOFR + 0.91%, 5.18%, 3/8/2024 (a)	2,000,000	1,996,220
Series MTN, SOFR + 0.35%, 4.63%, 9/10/2024 (a)	1,515,000	1,491,078
Truist Bank SOFR + 0.20%, 4.00%, 1/17/2024 (a)	1,000,000	992,700
Wells Fargo & Co. Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (a)	1,500,000	1,420,485
Westpac Banking Corp. 3 Month USD LIBOR + 0.39%, 4.33%, 1/13/2023 (a)	1,000,000	999,910
		45,090,021
BIOTECHNOLOGY — 0.5%
Royalty Pharma PLC 0.75%, 9/2/2023	2,000,000	1,938,140
CHEMICALS — 1.4%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 5.72%, 11/15/2023 (a)	1,000,000	998,970
LyondellBasell Industries NV 5.75%, 4/15/2024	3,000,000	3,006,210
Nutrien, Ltd. 5.90%, 11/7/2024	830,000	840,325
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	863,783
		5,709,288
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	565,859
COMPUTERS — 0.3%
Leidos, Inc. 2.95%, 5/15/2023	1,435,000	1,422,630
DIVERSIFIED FINANCIAL SERVICES — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
SOFR + 0.68%, 5.00%, 9/29/2023 (a)	1,000,000	984,630
Series 3NC1, 1.75%, 10/29/2024	1,000,000	922,170
Air Lease Corp. 3.00%, 9/15/2023	1,500,000	1,472,655
Aircastle, Ltd. 4.40%, 9/25/2023	6,281,000	6,214,170
Security Description	Principal Amount	Value
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	$ 1,500,000	$ 1,498,980
Synchrony Financial 4.25%, 8/15/2024	1,452,000	1,419,127
		12,511,732
ELECTRIC — 4.2%
Alliant Energy Finance LLC 3.75%, 6/15/2023 (b)	1,000,000	992,050
CenterPoint Energy, Inc. SOFR + 0.65%, 4.78%, 5/13/2024 (a)	1,500,000	1,481,670
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,230,038
Duke Energy Corp. SOFR + 0.25%, 4.53%, 6/10/2023 (a)	1,000,000	996,310
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 4.14%, 10/18/2024 (a)	2,500,000	2,464,200
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,234,950
SOFR + 0.40%, 4.47%, 11/3/2023 (a)	1,500,000	1,494,015
SOFR + 1.02%, 5.34%, 3/21/2024 (a)	1,500,000	1,498,365
Pacific Gas & Electric Co. 3.85%, 11/15/2023	2,459,000	2,426,787
Southern California Edison Co. Series J, 0.70%, 8/1/2023	3,850,000	3,748,052
		17,566,437
ENTERTAINMENT — 0.8%
WarnerMedia Holdings, Inc.:
3.64%, 3/15/2025 (b)	1,000,000	951,160
SOFR + 1.78%, 6.09%, 3/15/2024 (a) (b)	2,500,000	2,493,250
		3,444,410
GAS — 1.6%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 5.10%, 3/9/2023 (a)	3,125,000	3,122,875
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 5.28%, 3/2/2023 (a)	3,450,000	3,448,413
		6,571,288
HEALTH CARE PRODUCTS — 2.5%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024 (b)	2,945,000	2,954,454
PerkinElmer, Inc. 0.85%, 9/15/2024	1,000,000	927,580

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
SOFR + 0.35%, 4.16%, 4/18/2023 (a)	$ 3,000,000	$ 2,996,760
SOFR + 0.39%, 4.20%, 10/18/2023 (a)	2,500,000	2,488,000
SOFR + 0.53%, 4.34%, 10/18/2024 (a)	1,135,000	1,124,342
		10,491,136
HEALTH CARE SERVICES — 0.5%
Centene Corp. 4.25%, 12/15/2027	2,000,000	1,878,100
INSURANCE — 2.2%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 5.36%, 3/29/2023 (a)	1,500,000	1,499,430
Athene Global Funding SOFR + 0.70%, 4.90%, 5/24/2024 (a) (b)	1,000,000	981,120
Jackson National Life Global Funding SOFR + 0.60%, 4.28%, 1/6/2023 (a) (b)	2,398,000	2,397,976
MET Tower Global Funding SOFR + 0.55%, 4.35%, 1/17/2023 (a) (b)	1,500,000	1,499,520
Metropolitan Life Global Funding I SOFR + 0.57%, 4.34%, 1/13/2023 (a) (b)	1,500,000	1,500,075
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,428,300
		9,306,421
INVESTMENT COMPANY SECURITY — 0.2%
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	915,330
LEISURE TIME — 0.2%
Brunswick Corp. 0.85%, 8/18/2024	1,000,000	924,050
LODGING — 0.4%
Hyatt Hotels Corp. 1.30%, 10/1/2023	1,530,000	1,483,519
MACHINERY-DIVERSIFIED — 1.6%
CNH Industrial Capital LLC 3.95%, 5/23/2025	960,000	930,595
John Deere Capital Corp.:
3.40%, 6/6/2025	1,390,000	1,350,079
4.05%, 9/8/2025	2,000,000	1,970,060
Series MTN, SOFR + 0.20%, 3.87%, 10/11/2024 (a)	1,500,000	1,483,290
Rockwell Automation, Inc. 0.35%, 8/15/2023	1,000,000	971,970
		6,705,994
Security Description	Principal Amount	Value
MEDIA — 0.6%
WarnerMedia Holdings, Inc. 3.53%, 3/15/2024 (b)	$ 2,500,000	$ 2,422,475
MISCELLANEOUS MANUFACTURER — 0.6%
Carlisle Cos., Inc. 0.55%, 9/1/2023	575,000	556,456
Parker-Hannifin Corp. 3.65%, 6/15/2024	1,000,000	978,370
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 4.71%, 3/11/2024 (a) (b)	1,000,000	994,790
		2,529,616
OIL & GAS — 0.7%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	983,140
Continental Resources, Inc. 2.27%, 11/15/2026 (b)	1,250,000	1,084,025
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 5.05%, 11/13/2023 (a)	1,000,000	1,000,170
		3,067,335
PACKAGING & CONTAINERS — 1.4%
Berry Global, Inc. 0.95%, 2/15/2024	3,500,000	3,326,575
Graphic Packaging International LLC 0.82%, 4/15/2024 (b)	1,000,000	936,230
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,367,012
		5,629,817
PHARMACEUTICALS — 2.6%
Astrazeneca Finance LLC 0.70%, 5/28/2024	2,000,000	1,886,560
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 5.78%, 12/15/2023 (a) (b)	1,500,000	1,500,075
Bristol-Myers Squibb Co. 0.54%, 11/13/2023	1,640,000	1,580,829
Cigna Corp. 3 Month USD LIBOR + 0.89%, 4.97%, 7/15/2023 (a)	1,000,000	1,001,430
Mylan, Inc. 4.20%, 11/29/2023	3,000,000	2,968,140
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	2,000,000	1,965,140
		10,902,174
PIPELINES — 2.5%
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	3,000,000	3,053,070

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Enbridge, Inc. 0.55%, 10/4/2023	$ 1,000,000	$ 966,640
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	2,500,000	2,505,925
TransCanada PipeLines, Ltd. 1.00%, 10/12/2024	2,035,000	1,885,020
Williams Cos., Inc. 4.55%, 6/24/2024	2,000,000	1,977,840
		10,388,495
REAL ESTATE INVESTMENT TRUSTS — 1.4%
American Tower Corp. 5.00%, 2/15/2024	1,000,000	997,850
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	5,000,000	4,959,950
		5,957,800
RETAIL — 0.9%
7-Eleven, Inc. 0.80%, 2/10/2024 (b)	2,000,000	1,902,500
Dollar General Corp. 4.25%, 9/20/2024	1,090,000	1,075,830
Genuine Parts Co. 1.75%, 2/1/2025	660,000	616,862
		3,595,192
SEMICONDUCTORS — 1.7%
Microchip Technology, Inc. 4.33%, 6/1/2023	2,000,000	1,990,900
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024	750,000	743,978
Skyworks Solutions, Inc. 0.90%, 6/1/2023	4,638,000	4,543,060
		7,277,938
TELECOMMUNICATIONS — 1.3%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,425,390
SOFR + 0.64%, 4.96%, 3/25/2024 (a)	1,000,000	994,950
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 5.71%, 5/15/2025 (a)	1,500,000	1,511,985
SOFR + 0.50%, 4.82%, 3/22/2024 (a)	1,500,000	1,490,820
		5,423,145
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,395,000	1,301,605
Security Description	Principal Amount	Value
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 5.20%, 4/1/2023 (a)	$ 200,000	$ 199,932
		1,501,537
TOTAL CORPORATE BONDS & NOTES (Cost $216,211,843)		212,600,042
ASSET-BACKED SECURITIES — 6.8%
ASSET-BACKED - OTHER — 4.0%
Ford Credit Floorplan Master Owner Trust:
Series 2019-4, Class A, 2.44%, 9/15/2026	8,000,000	7,650,913
Series 2020-1, Class A2, Class A2, 1 Month USD LIBOR + 0.50%, 4.82%, 9/15/2025 (a)	8,780,000	8,742,775
		16,393,688
AUTOMOBILE — 0.0% (d)
Enterprise Fleet Financing LLC Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	58,630	58,549
CREDIT CARD — 2.8%
Master Credit Card Trust Series 2021-1A, Class A, 0.53%, 11/21/2025 (b)	5,000,000	4,695,692
Master Credit Card Trust II Series 2018-1A, Class A, 1 Month USD LIBOR + 0.49%, 4.84%, 7/21/2024 (a) (b)	7,000,000	6,999,882
		11,695,574
TOTAL ASSET-BACKED SECURITIES (Cost $28,342,956)		28,147,811
U.S. TREASURY OBLIGATIONS — 29.3%
U.S. Treasury Bill:
Zero Coupon, 1/5/2023	30,000,000	29,993,942
Zero Coupon, 1/10/2023	65,000,000	64,954,277
U.S. Treasury Notes 0.25%, 9/30/2023 (Cost $27,946,598)	27,995,200	27,076,607
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,872,055)		122,024,826
MORTGAGE-BACKED SECURITIES — 2.7%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 5.57%, 7/15/2035 (a) (b)	2,870,000	2,771,916

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust Series 2019-XL, Class A, 1 Month USD Term LIBOR + 1.03%, 5.37%, 10/15/2036 (a) (b)	$ 1,430,053	$ 1,412,401
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 5.30%, 5/15/2036 (a) (b)	7,350,000	7,265,574
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,616,701)		11,449,891
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.9%
BPR Trust Series 2022-OANA, Class A, 1 Month USD Term LIBOR + 1.90%, 6.23%, 4/15/2037 (a) (b)	1,800,000	1,772,480
BX 2021-LBA3 Mortgage Trust Series 2021-PAC, Class B, 1 Month USD LIBOR + 0.90%, 5.22%, 10/15/2036 (a) (b)	2,500,000	2,359,749
Cold Storage Trust:
Series 2020-ICE5, Class A, 1 Month USD LIBOR + 0.90%, 5.22%, 11/15/2037 (a) (b)	3,178,991	3,095,776
Series 2020-ICE5, Class B, 1 Month USD LIBOR + 1.30%, 5.62%, 11/15/2037 (a) (b)	4,914,953	4,758,393
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,335,087)		11,986,398

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (e) (f) (Cost $26,321,701)	26,321,701	$ 26,321,701
TOTAL INVESTMENTS — 99.0% (Cost $417,700,343)		412,530,669
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		4,100,140
NET ASSETS — 100.0%		$ 416,630,809
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(297)	03/31/2023	$(60,844,814)	$(60,908,767)	$(63,953)

During the period ended December 31, 2022, average notional value related to futures contracts was $56,996,690.
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$212,600,042	$—	$212,600,042
Asset-Backed Securities	—	28,147,811	—	28,147,811
U.S. Treasury Obligations	—	122,024,826	—	122,024,826
Mortgage-Backed Securities	—	11,449,891	—	11,449,891
Commercial Mortgage Backed Securities	—	11,986,398	—	11,986,398
Short-Term Investment	26,321,701	—	—	26,321,701
TOTAL INVESTMENTS	$26,321,701	$386,208,968	$—	$412,530,669
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(63,953)	—	—	(63,953)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (63,953)	$ —	$—	$ (63,953)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,493,611	$29,493,611	$236,918,682	$240,090,592	$—	$—	26,321,701	$26,321,701	$315,538
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.1%
AUSTRALIA — 0.8%
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	$ 72,000	$ 66,697
6.13%, 4/15/2032 (a)	35,000	32,643
Glencore Funding LLC 2.85%, 4/27/2031 (a)	85,000	69,688
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	22,000	21,286
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	10,000	10,213
8.13%, 5/1/2027 (a)	48,000	48,817
8.50%, 5/1/2030 (a)	25,000	25,567
		274,911
BELGIUM — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	255,000	231,925
BERMUDA — 0.0% (b)
NCL Corp., Ltd. 7.75%, 2/15/2029 (a)	5,000	3,763
BRAZIL — 0.1%
MercadoLibre, Inc. 2.00%, 8/15/2028	14,000	28,443
CANADA — 2.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	24,000	22,773
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	14,000	14,240
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	43,000	39,911
7.50%, 12/1/2024 (a)	35,000	35,065
Enerflex, Ltd. 9.00%, 10/15/2027	85,000	84,800
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	10,000	8,175
9.50%, 11/1/2027 (a)	22,000	21,303
Methanex Corp. 5.65%, 12/1/2044	22,000	17,079
Nutrien, Ltd. 5.95%, 11/7/2025	320,000	327,072
Parkland Corp. 4.50%, 10/1/2029 (a)	4,000	3,350
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	55,000	40,364
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	44,000	38,711
		652,843
Security Description	Principal Amount	Value
CHINA — 1.0%
Alibaba Group Holding, Ltd. 3.15%, 2/9/2051	$ 159,000	$ 99,456
NXP B.V./NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	54,000	50,953
Pinduoduo, Inc. Zero Coupon, 12/1/2025	15,000	13,956
Prosus NV 4.19%, 1/19/2032 (a)	200,000	166,258
		330,623
FINLAND — 0.1%
Nokia Oyj 6.63%, 5/15/2039	36,000	34,450
FRANCE — 1.9%
BNP Paribas SA:
5 year CMT + 3.75%, 4.63%, 1/12/2027 (a) (c)	200,000	164,480
5 Year CMT + 4.90%, 7.75%, 8/16/2029 (a) (c)	200,000	197,200
SOFR + 1.22%, 2.16%, 9/15/2029 (a) (c)	200,000	163,170
Credit Agricole SA 5 Year CMT + 3.24%, 4.75%, 3/23/2029 (a) (c)	144,000	115,628
		640,478
GERMANY — 1.2%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	110,000	83,373
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	150,000	132,317
Volkswagen Group of America Finance LLC 3.95%, 6/6/2025 (a)	200,000	193,626
		409,316
HONG KONG — 0.1%
Seaspan Corp. 5.50%, 8/1/2029 (a)	55,000	41,656
IRELAND — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	110,000	85,944
Bank of Ireland Group PLC:
1 year CMT + 2.65%, 6.25%, 9/16/2026 (a) (c)	200,000	199,132
VRN, 1 year CMT + 1.10%, 2.03%, 9/30/2027 (a) (c)	144,000	121,576
		406,652
ITALY — 3.1%
Enel Finance International NV 5.50%, 6/15/2052 (a)	144,000	120,774

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	$ 200,000	$ 193,116
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	296,000	191,947
Telecom Italia Capital SA:
6.00%, 9/30/2034	10,000	7,658
7.20%, 7/18/2036	29,000	23,539
7.72%, 6/4/2038	15,000	12,530
UniCredit SpA 5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	496,000	455,849
		1,005,413
JAPAN — 1.2%
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	200,000	197,840
NTT Finance Corp. 4.14%, 7/26/2024 (a)	200,000	196,810
		394,650
LUXEMBOURG — 0.1%
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	17,000	15,255
MACAU — 0.6%
Sands China, Ltd. 5.63%, 8/8/2025	200,000	193,590
NORWAY — 0.6%
DNB Bank ASA 5.90%, 10/9/2026 (a)	200,000	200,208
SPAIN — 1.2%
Banco Santander SA:
5.29%, 8/18/2027	200,000	195,114
VRN, 5 Year US ISDA + 4.99%, 7.50%, 2/8/2024 (c)	200,000	195,220
		390,334
SWITZERLAND — 1.5%
Credit Suisse AG 4.75%, 8/9/2024	500,000	477,625
UNITED KINGDOM — 6.1%
Barclays PLC:
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	144,000	109,588
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	200,000	198,626
5 Year CMT + 3.41%, 4.38%, 3/15/2028 (c)	344,000	263,521
British Telecommunications PLC 9.63%, 12/15/2030	115,000	137,273
HSBC Holdings PLC:
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	400,000	388,292
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	400,000	423,900
Security Description	Principal Amount	Value
Lloyds Banking Group PLC 1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	$ 240,000	$ 254,352
Standard Chartered PLC 1 year CMT + 0.95%, 1.82%, 11/23/2025 (a) (c)	200,000	182,820
TechnipFMC PLC 6.50%, 2/1/2026 (a)	60,000	58,621
		2,016,993
UNITED STATES — 49.6%
Academy, Ltd. 6.00%, 11/15/2027 (a)	10,000	9,606
AdaptHealth LLC 4.63%, 8/1/2029 (a)	50,000	41,910
ADT Security Corp. 4.88%, 7/15/2032 (a)	23,000	19,565
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	45,000	41,246
Affinity Gaming 6.88%, 12/15/2027 (a)	50,000	42,513
Airbnb, Inc. Zero Coupon, 3/15/2026	12,000	9,931
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	40,000	24,378
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 2/15/2023 (a)	9,000	8,947
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	44,000	43,664
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	44,000	38,622
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	5,000	4,530
Amazon.com, Inc.:
3.10%, 5/12/2051	105,000	75,241
4.65%, 12/1/2029	190,000	188,565
American Express Co. 5.85%, 11/5/2027	45,000	46,752
American International Group, Inc. Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	22,000	21,024
American Tower Corp. 2.30%, 9/15/2031	110,000	85,645
Ameriprise Financial, Inc. 4.50%, 5/13/2032	54,000	52,179
Amgen, Inc. 4.20%, 3/1/2033	110,000	102,077
Aon Corp. / Aon Global Holdings PLC 5.00%, 9/12/2032	115,000	113,757

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	$ 35,000	$ 34,656
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	27,000	21,666
Arko Corp. 5.13%, 11/15/2029 (a)	50,000	39,220
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	25,000	18,668
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	22,000	21,986
Artera Services LLC 9.03%, 12/4/2025 (a)	39,000	32,547
Ashland LLC 3.38%, 9/1/2031 (a)	56,000	44,560
AT&T, Inc.:
3.55%, 9/15/2055	54,000	36,473
3.65%, 9/15/2059	71,000	48,065
3.80%, 12/1/2057	7,000	4,852
Athene Global Funding 2.65%, 10/4/2031 (a)	110,000	84,010
Atkore, Inc. 4.25%, 6/1/2031 (a)	48,000	41,514
AutoZone, Inc. 4.75%, 8/1/2032	100,000	97,143
Avnet, Inc. 5.50%, 6/1/2032	52,000	47,904
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	188,000	154,611
Bank of America Corp.:
SOFR + 1.33%, 5.65%, 4/2/2026 (c)	100,000	99,111
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	105,000	108,090
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	155,000	147,061
Bank of New York Mellon Corp. 5.80%, 10/25/2028	30,000	30,980
Bath & Body Works, Inc.:
6.75%, 7/1/2036	12,000	10,519
6.88%, 11/1/2035	50,000	44,448
7.50%, 6/15/2029	10,000	9,863
Beazer Homes USA, Inc. 7.25%, 10/15/2029	50,000	44,743
BGC Partners, Inc. 4.38%, 12/15/2025	157,000	146,968
Bill.com Holdings, Inc. Zero Coupon, 12/1/2025	15,000	15,430
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	149,000	132,988
BlackRock, Inc. 2.10%, 2/25/2032	78,000	62,676
Blackstone Holdings Finance Co. LLC 5.90%, 11/3/2027 (a)	85,000	85,705
Blackstone Private Credit Fund:
2.35%, 11/22/2024	245,000	224,256
Security Description	Principal Amount	Value
2.63%, 12/15/2026	$ 161,000	$ 133,337
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	110,000	96,334
2.85%, 9/30/2028	56,000	43,710
Block, Inc. 0.13%, 3/1/2025	25,000	23,790
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	39,000	32,473
Boeing Co. 5.71%, 5/1/2040	260,000	247,523
Booking Holdings, Inc. 0.75%, 5/1/2025	10,000	13,403
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	44,000	40,765
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	249,000	178,262
4.15%, 4/15/2032 (a)	141,000	123,940
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	45,000	41,064
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	74,000	65,968
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	36,000	27,128
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	5,000	4,066
8.13%, 7/1/2027 (a)	5,000	4,917
Calpine Corp. 5.13%, 3/15/2028 (a)	63,000	56,393
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	15,000	14,099
11.00%, 4/15/2025 (a)	10,000	10,446
Carpenter Technology Corp. 7.63%, 3/15/2030	51,000	51,238
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	10,000	7,127
Cars.com, Inc. 6.38%, 11/1/2028 (a)	45,000	40,096
Caterpillar Financial Services Corp. 3.65%, 8/12/2025	105,000	102,429
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	105,000	86,942
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%, 6/1/2052	105,000	66,226
Citigroup, Inc. 4.65%, 7/23/2048	83,000	72,168
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	72,000	66,167

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Clarios Global L.P./Clarios US Finance Co. 8.50%, 5/15/2027 (a)	$ 39,000	$ 38,154
CMG Media Corp. 8.88%, 12/15/2027 (a)	27,000	20,315
Colgate Energy Partners III LLC 7.75%, 2/15/2026 (a)	45,000	43,929
Comcast Corp. 2.99%, 11/1/2063	95,000	57,843
Commercial Metals Co. 4.38%, 3/15/2032	67,000	57,973
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	50,000	45,503
CommScope, Inc. 7.13%, 7/1/2028 (a)	10,000	7,192
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	39,000	31,879
Constellation Brands, Inc. 4.75%, 5/9/2032	100,000	95,842
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	73,000	63,307
CoreCivic, Inc. 8.25%, 4/15/2026	58,000	59,417
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	31,000	21,852
Corporate Office Properties L.P. 2.75%, 4/15/2031	22,000	16,469
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	34,000	30,760
CPI CG, Inc. 8.63%, 3/15/2026 (a)	30,000	29,542
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	20,000	18,996
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	75,000	63,334
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	40,000	36,779
CVS Health Corp. 5.05%, 3/25/2048	83,000	74,922
Datadog, Inc. 0.13%, 6/15/2025	5,000	5,462
DaVita, Inc. 4.63%, 6/1/2030 (a)	34,000	27,401
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	82,000	73,915
Dell International LLC/EMC Corp.:
3.45%, 12/15/2051 (a)	115,000	71,141
8.35%, 7/15/2046	18,000	20,649
Diamondback Energy, Inc. 6.25%, 3/15/2033	105,000	106,638
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	$ 97,000	$ 86,987
DISH DBS Corp.:
5.13%, 6/1/2029	20,000	12,902
5.88%, 11/15/2024	220,000	205,194
Domtar Corp. 6.75%, 10/1/2028 (a)	70,000	60,731
DPL, Inc. 4.35%, 4/15/2029	95,000	85,340
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	62,000	51,854
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	37,277
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	17,000	14,576
Embecta Corp. 5.00%, 2/15/2030 (a)	20,000	16,765
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	84,000	82,580
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	24,000	21,865
EnLink Midstream LLC:
5.38%, 6/1/2029	10,000	9,283
5.63%, 1/15/2028 (a)	53,000	50,558
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	73,000	69,005
Enphase Energy, Inc. Zero Coupon, 3/1/2028	7,000	8,221
Enstar Group, Ltd. 3.10%, 9/1/2031	27,000	19,715
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	39,000	36,787
EQT Corp. 1.75%, 5/1/2026	6,000	13,962
Equifax, Inc. 5.10%, 12/15/2027	90,000	88,904
Expedia Group, Inc. Zero Coupon, 2/15/2026	7,000	6,081
Fidelity National Financial, Inc. 2.45%, 3/15/2031	39,000	29,551
FirstEnergy Corp. Series C, 5.35%, 7/15/2047	24,000	21,450
Fluor Corp. 4.25%, 9/15/2028	70,000	63,472
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	80,000	63,016
Ford Motor Credit Co. LLC 5.58%, 3/18/2024	275,000	271,903
Forestar Group, Inc. 5.00%, 3/1/2028 (a)	70,000	60,401
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	135,000	126,190

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	$ 20,000	$ 15,509
6.00%, 1/15/2030 (a)	12,000	9,442
Frontier Florida LLC Series E, 6.86%, 2/1/2028	10,000	9,204
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	17,000	15,018
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	39,000	31,816
Gap, Inc. 3.63%, 10/1/2029 (a)	80,000	56,930
Gartner, Inc. 3.63%, 6/15/2029 (a)	67,000	58,732
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	22,000	20,880
3.80%, 4/7/2025	260,000	251,150
5.00%, 4/9/2027	83,000	80,466
Genworth Holdings, Inc. 6.50%, 6/15/2034	45,000	39,616
Georgia Power Co. 5.13%, 5/15/2052	100,000	94,234
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	24,000	17,498
Global Partners L.P./GLP Finance Corp. 6.88%, 1/15/2029	45,000	40,757
Global Payments, Inc. 5.40%, 8/15/2032	45,000	42,902
Goldman Sachs Group, Inc. SOFR + 1.51%, 3.21%, 4/22/2042 (c)	232,000	166,989
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	34,000	21,485
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	20,000	21,057
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	50,000	36,218
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	45,000	37,237
Haemonetics Corp. Zero Coupon, 3/1/2026	20,000	16,605
Hertz Corp. 5.00%, 12/1/2029 (a)	19,000	14,411
Hexcel Corp. 4.95%, 8/15/2025	30,000	29,250
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	41,000	37,197
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	14,000	9,588
Howmet Aerospace, Inc.:
5.95%, 2/1/2037	34,000	33,019
Security Description	Principal Amount	Value
6.75%, 1/15/2028	$ 34,000	$ 34,457
HP, Inc. 5.50%, 1/15/2033	20,000	18,813
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	44,000	36,987
International Business Machines Corp. 4.40%, 7/27/2032	100,000	95,265
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	15,000	13,890
Iron Mountain, Inc. 5.63%, 7/15/2032 (a)	43,000	37,502
ITT Holdings LLC 6.50%, 8/1/2029 (a)	45,000	37,970
Jackson Financial, Inc. 3.13%, 11/23/2031	71,000	54,732
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	95,000	69,067
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	164,000	156,343
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	135,000	128,425
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	75,000	73,699
Kinder Morgan, Inc. 4.80%, 2/1/2033	105,000	97,378
KKR Group Finance Co. XII LLC 4.85%, 5/17/2032 (a)	34,000	31,806
Kohl's Corp. 3.63%, 5/1/2031	65,000	45,633
Koppers, Inc. 6.00%, 2/15/2025 (a)	45,000	43,127
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 10/1/2025 (a)	49,000	46,155
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	55,000	52,140
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	120,000	73,530
4.57%, 2/1/2029 (a)	45,000	42,178
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	15,000	14,866
Lowe's Cos., Inc. 2.80%, 9/15/2041	115,000	78,283
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	15,000	12,164
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	44,000	39,004
M/I Homes, Inc. 4.95%, 2/1/2028	90,000	79,947
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	12,000	8,235
5.88%, 4/1/2029 (a)	58,000	51,592

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc. 5.75%, 11/1/2032	$ 105,000	$ 110,169
Massachusetts Mutual Life Insurance Co. 5.67%, 12/1/2052 (a)	125,000	123,977
Meritage Homes Corp. 3.88%, 4/15/2029 (a)	5,000	4,243
Micron Technology, Inc.:
3.37%, 11/1/2041	73,000	48,807
6.75%, 11/1/2029	100,000	101,751
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	34,000	21,643
Moody's Corp. 2.00%, 8/19/2031	71,000	56,250
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	115,000	83,884
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	110,000	103,310
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	45,000	40,532
MPLX L.P. 4.95%, 9/1/2032	75,000	70,331
Murphy Oil Corp.:
6.13%, 12/1/2042	25,000	19,589
6.38%, 7/15/2028	61,000	59,023
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	34,000	28,310
4.75%, 9/15/2029	26,000	23,752
5.63%, 5/1/2027	51,000	49,473
Navient Corp. 5.63%, 8/1/2033	60,000	43,144
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	27,000	23,123
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	10,000	7,424
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	115,000	80,942
4.13%, 10/1/2027 (a)	150,000	146,536
Netflix, Inc. 5.38%, 11/15/2029 (a)	81,000	79,303
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	86,000	81,532
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	60,000	59,278
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	38,000	34,908
4.50%, 9/15/2027 (a)	82,000	75,483
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	55,000	55,719
Nordstrom, Inc. 6.95%, 3/15/2028	80,000	73,022
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	45,000	43,180
Security Description	Principal Amount	Value
NRG Energy, Inc.:
3.88%, 2/15/2032 (a)	$ 45,000	$ 33,928
5.25%, 6/15/2029 (a)	54,000	47,708
NuStar Logistics L.P. 5.63%, 4/28/2027	80,000	75,204
Occidental Petroleum Corp. 7.95%, 6/15/2039	42,000	45,830
Oceaneering International, Inc. 6.00%, 2/1/2028	45,000	42,089
OI European Group B.V. 4.75%, 2/15/2030 (a)	56,000	49,477
Olin Corp. 5.00%, 2/1/2030	10,000	9,127
OWL Rock Core Income Corp. 5.50%, 3/21/2025	120,000	116,490
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	51,000	45,913
PayPal Holdings, Inc. 5.05%, 6/1/2052	53,000	48,371
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	51,000	50,260
6.00%, 2/15/2028	40,000	35,401
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	58,000	52,550
PepsiCo, Inc. 4.20%, 7/18/2052	20,000	18,321
PG&E Corp.:
5.00%, 7/1/2028	45,000	41,178
5.25%, 7/1/2030	44,000	40,039
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	41,000	36,609
Phillips 66 3.30%, 3/15/2052	54,000	37,462
Pike Corp. 5.50%, 9/1/2028 (a)	30,000	26,223
Pioneer Natural Resources Co. 0.25%, 5/15/2025	5,000	11,670
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	34,000	25,852
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	45,000	38,085
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 4/15/2026 (a)	12,000	11,563
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	5,000	4,925
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (c)	170,000	165,264
Public Storage 2.25%, 11/9/2031	54,000	43,546
Pure Storage, Inc. 0.13%, 4/15/2023	10,000	10,794

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
QUALCOMM, Inc. 5.40%, 5/20/2033	$ 160,000	$ 166,725
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	45,000	41,392
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	29,000	23,347
ROCC Holdings LLC 9.25%, 8/15/2026 (a)	34,000	33,998
Rockies Express Pipeline LLC:
4.95%, 7/15/2029 (a)	55,000	49,937
6.88%, 4/15/2040 (a)	24,000	20,157
Royal Caribbean Cruises, Ltd.:
7.50%, 10/15/2027	10,000	8,623
11.63%, 8/15/2027 (a)	165,000	165,874
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (c)	135,000	116,142
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	10,000	18,656
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	16,000	13,017
Sealed Air Corp. 6.88%, 7/15/2033 (a)	34,000	33,834
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	41,000	38,248
Sempra Energy 3.70%, 4/1/2029	27,000	24,635
Service Properties Trust:
4.75%, 10/1/2026	70,000	55,327
5.25%, 2/15/2026	10,000	8,361
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a)	17,000	13,889
5.50%, 3/1/2030 (a)	12,000	8,400
Sirius XM Radio, Inc. 4.13%, 7/1/2030 (a)	88,000	72,700
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	39,000	34,875
Southern Co. 5.15%, 10/6/2025	215,000	216,572
Southwest Airlines Co. 1.25%, 5/1/2025	10,000	12,059
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	39,000	31,587
Splunk, Inc. 1.13%, 6/15/2027	15,000	12,709
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	39,000	31,947
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	29,000	25,375
4.38%, 1/15/2027 (a)	175,000	154,003
Stellantis Finance US, Inc. 5.63%, 1/12/2028 (a)	200,000	198,446
Security Description	Principal Amount	Value
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	$ 80,000	$ 80,724
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	45,000	38,388
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	44,000	39,325
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	62,000	54,230
Sylvamo Corp. 7.00%, 9/1/2029 (a)	39,000	37,233
Synchrony Financial 4.88%, 6/13/2025	71,000	69,265
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 5.50%, 1/15/2028 (a)	75,000	66,652
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	58,000	54,498
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	41,000	32,096
4.00%, 4/15/2029 (a)	64,000	53,737
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	20,000	15,777
Toledo Hospital:
6.02%, 11/15/2048	35,000	24,604
Series B, 5.33%, 11/15/2028	10,000	7,768
TreeHouse Foods, Inc. 4.00%, 9/1/2028	27,000	23,020
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	30,000	24,304
Uber Technologies, Inc. Zero Coupon, 12/15/2025	7,000	5,912
United Airlines 2020-1 Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	133,350	125,533
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105,000	114,003
Urban One, Inc. 7.38%, 2/1/2028 (a)	41,000	34,665
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	39,000	34,613
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026	50,000	48,035
Verizon Communications, Inc.:
2.85%, 9/3/2041	29,000	20,069
3.55%, 3/22/2051	76,000	54,405
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	27,000	26,448
ViaSat, Inc. 6.50%, 7/15/2028 (a)	45,000	34,471
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	51,000	40,017

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Virginia Electric & Power Co. Series C, 4.63%, 5/15/2052	$ 76,000	$ 66,880
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	14,000	13,570
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	24,000	17,679
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	46,000	39,689
5.63%, 2/15/2027 (a)	44,000	42,021
Wabash National Corp. 4.50%, 10/15/2028 (a)	45,000	38,158
WarnerMedia Holdings, Inc. 5.14%, 3/15/2052 (a)	54,000	39,651
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	20,000	17,723
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	27,000	25,610
Weatherford International, Ltd. 8.63%, 4/30/2030 (a)	55,000	53,111
Wells Fargo & Co. SOFR + 1.32%, 3.91%, 4/25/2026 (c)	139,000	135,002
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	69,000	69,956
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	29,000	21,914
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	22,000	19,170
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	30,000	24,543
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	85,000	79,473
Ziff Davis, Inc. 1.75%, 11/1/2026 (a)	25,000	25,063
Zscaler, Inc. 0.13%, 7/1/2025	18,000	18,881
		16,376,296
TOTAL CORPORATE BONDS & NOTES (Cost $25,847,331)		24,125,424
ASSET-BACKED SECURITIES — 4.6%
AMMC CLO, Ltd. Series 2014-15A, Class BR3, 5.73%, 1/15/2032 (a) (c)	250,000	239,325
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 Month SOFR + 2.36%, 6.23%, 1/15/2031 (a) (c)	255,000	247,529
Generate CLO, Ltd. Series 2A, Class BR, 5.77%, 1/22/2031 (a) (c)	250,000	238,300
Security Description	Principal Amount	Value
Hayfin US XII, Ltd. Series 2018-8A, Class B, ABS, 3 Month USD LIBOR + 1.48%, 5.72%, 4/20/2031 (a) (c)	$ 250,000	$ 238,150
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	600,000	557,220
TOTAL ASSET-BACKED SECURITIES (Cost $1,572,715)		1,520,524
	Shares
CONVERTIBLE BONDS — 0.3%
PANAMA — 0.1%
Carnival Corp. (a)	25,000	22,445
UNITED STATES — 0.2%
Cloudflare, Inc.	58,000	47,524
Liberty Media Corp.-Liberty Formula One (a)	25,000	24,016
Post Holdings, Inc. (a)	12,000	12,646
		84,186
TOTAL CONVERTIBLE BONDS (Cost $115,771)		106,631
CONVERTIBLE PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
NextEra Energy, Inc.	313	15,803
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,816)		15,803

PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
American Electric Power Co., Inc., 6.13%	192	9,903
Danaher Corp., 5.00%	11	14,922
NiSource, Inc., 7.75%	115	11,875
		36,700
TOTAL PREFERRED STOCKS (Cost $39,910)		36,700
Principal Amount
SENIOR FLOATING RATE LOANS — 15.3%
ADVERTISING SERVICES — 0.5%
CMG Media Corp., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 12/17/2026 (c)	$ 147,739	138,743

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Summer Holdco B SARL, Senior Secured 2021 USD Term Loan B2, 3 Month USD LIBOR + 4.50%, 9.23%, 12/4/2026 (c)	$ 35,061	$ 32,636
		171,379
AIRLINES — 1.2%
American Airlines, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 8.99%, 4/20/2028 (c)	110,000	109,708
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 7.99%, 10/20/2027 (c)	108,000	110,289
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.11%, 4/21/2028 (c)	188,711	186,863
		406,860
AUTO COMPONENTS — 0.3%
USI, Inc., Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR + 3.75%, 8.33%, 11/22/2029 (c)	99,750	99,002
BEVERAGES — 0.1%
City Brewing Company LLC, Senior Secured Closing Date Term Loan, 1 Month USD LIBOR + 3.50%, 7.79%, 4/5/2028 (c)	55,658	24,977
BROADCAST SERV/PROGRAM — 1.0%
E.W. Scripps Co. (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 6.95%, 5/1/2026 (c)	326,407	320,804
BUILDING PRODUCTS — 0.2%
ACProducts, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 8.98%, 5/17/2028 (c)	60,037	45,345
Oscar Acquisitionco LLC, Senior Secured Term Loan B, 3 Month USD SOFR + 4.50%, 9.18%, 4/29/2029 (c)	30,923	29,357
		74,702
CHEMICALS — 0.8%
Illuminate Buyer LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 6/30/2027 (c)	112,453	107,955
LSF11 A5 Holdco LLC, Senior Secured Term Loan, 1 Month USD SOFR + 3.50%, 8.05%, 10/15/2028 (c)	110,651	107,166
Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 8.50%, 11/9/2028 (c)	$ 55,056	$ 52,999
		268,120
COMMERCIAL SERVICES — 0.3%
Albion Financing 3 SARL, Senior Secured USD Term Loan, 3 Month USD LIBOR + 5.25%, 9.57%, 8/17/2026 (c)	104,894	99,649
COMMERCIAL SERVICES & SUPPLIES — 0.5%
McGraw-Hill Global Education Holdings LLC, Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.75%, 8.32%, 7/28/2028 (c)	132,868	125,435
Prime Security Services Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 6.50%, 9/23/2026 (c)	47,454	46,978
		172,413
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 4/6/2026 (c)	184,059	173,982
CONTAINERS & PACKAGING — 0.4%
Graham Packaging Company, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 8/4/2027 (c)	118,196	116,357
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 12/11/2028 (c)	94,221	89,320
DIVERSIFIED FINANCIAL SERVICES — 0.4%
DirecTV Financing LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.38%, 8/2/2027 (c)	125,438	122,394

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENERGY EQUIPMENT & SERVICES — 0.4%
Carnival Corp., Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 6/30/2025 (c)	$ 142,276	$ 136,814
ENERGY-ALTERNATE SOURCES — 0.3%
Array Technologies, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 7.94%, 10/14/2027 (c)	114,766	109,727
FINANCE-CREDIT CARD — 0.1%
Paysafe Holdings (US) Corp., Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 7.14%, 6/28/2028 (c)	43,577	41,680
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Agiliti Health, Inc, Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 2.75%, 6.88%, 1/4/2026 (c)	58,523	57,133
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 9/29/2028 (c)	296,250	290,470
Medline Borrower LP, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 10/23/2028 (c)	55,668	53,002
		400,605
HOTELS, RESTAURANTS & LEISURE — 0.9%
Caesars Resort Collection LLC, Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 12/23/2024 (c)	301,962	301,672
INSURANCE — 0.9%
Amynta Agency Borrower, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 8.88%, 2/28/2025 (c)	103,644	98,461
Sedgwick Claims Management Services, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/31/2025 (c)	220,040	214,402
		312,863
Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.5%
Uber Technologies, Inc., Senior Secured 2021 1st Lien Term Loan B, 3 Month USD LIBOR + 3.50%, 7.17%, 4/4/2025 (c)	$ 160,060	$ 159,727
INTERNET & TELECOM — 0.3%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/6/2027 (c)	103,417	96,017
IT SERVICES — 0.2%
CoreLogic, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.94%, 6/2/2028 (c)	62,264	52,166
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Avantor Funding, Inc., Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 6.63%, 11/8/2027 (c)	33,806	33,700
MACHINERY-CONSTRUCTION & MINING — 0.2%
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 7.91%, 8/21/2026 (c)	61,344	56,015
MEDIA — 0.3%
MH Sub I LLC, Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 9/13/2024 (c)	109,747	106,850
MISCELLANEOUS MANUFACTUR — 0.2%
Gates Global LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50%, 6.88%, 3/31/2027 (c)	76,729	75,251
PHARMACEUTICALS — 0.3%
Jazz Financing Lux SARL, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 5/5/2028 (c)	93,264	92,586
PROFESSIONAL SERVICES — 0.8%
Dun & Bradstreet Corp., Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 7.64%, 2/6/2026 (c)	126,342	125,406

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 7.98%, 8/31/2028 (c)	$ 133,987	$ 128,842
		254,248
RETAIL-BUILDING PRODUCTS — 0.2%
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 6.99%, 12/28/2027 (c)	88,871	78,096
RETAIL-RESTAURANTS — 0.4%
IRB Holding Corp., Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 2/5/2025 (c)	120,304	119,420
SOFTWARE — 0.9%
Camelot U.S. Acquisition LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 10/30/2026 (c)	127,060	125,234
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 4/24/2028 (c)	59,002	56,228
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 7.88%, 12/17/2027 (c)	45,566	41,636
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 7.88%, 12/17/2027 (c)	72,634	66,370
		289,468
SPECIALTY RETAIL — 0.3%
At Home Group, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.98%, 7/24/2028 (c)	53,588	42,408
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 8.98%, 4/15/2028 (c)	73,815	63,994
		106,402
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.72%, 2/10/2028 (c)	99,846	90,111
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,289,681)		5,053,377

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 2.0%
UNITED STATES — 2.0%
SPDR Blackstone Senior Loan ETF (d)	8,015	$ 327,814
SPDR Bloomberg High Yield Bond ETF (d)	3,700	333,000
		660,814
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $661,295)		660,814
	Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $99,000)	$ 100,000	88,827
TOTAL INVESTMENTS — 95.8% (Cost $33,642,519)		31,608,100
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.2%		1,379,169
NET ASSETS — 100.0%		$ 32,987,269
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Commonwealth Bank of Australia	EUR 37,000	USD 39,404	01/19/2023	$(123)
Commonwealth Bank of Australia	EUR 95,000	USD 101,339	01/19/2023	(151)
Total				$(274)

During the period December 31, 2022, average notional value related to foreign currency exchange contracts wa $127,594.
At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (long)	52	03/22/2023	$ 6,241,153	$ 6,150,625	$ (90,823)
5 Yr. U.S. Treasury Note Futures (long)	63	03/31/2023	6,877,923	6,799,570	(78,353)
2 Yr. U.S. Treasury Note Futures (long)	28	03/31/2023	5,769,263	5,742,188	(27,075)
					$(196,251)
Euro-Bund Futures (short)	(14)	03/08/2023	(2,031,593)	(1,986,173)	54,033
					$(142,218)

During the period ended June 30, 2022, average notional value related to long futures contracts was $10,134,349 and short futures contracts was $283,789.
During the period ended December 31, 2022, average notional value related to swap contracts was $651,214. There were no swaps held at December 31, 2022.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$24,125,424	$—	$24,125,424
Asset-Backed Securities	—	1,520,524	—	1,520,524
Commercial Mortgage Backed Securities	—	88,827	—	88,827
Convertible Bonds	—	106,631	—	106,631
Convertible Preferred Stocks	15,803	—	—	15,803
Mutual Funds and Exchange Traded Products	660,814	—	—	660,814
Preferred Stocks	36,700	—	—	36,700
Senior Floating Rate Loans	—	5,053,377	—	5,053,377
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$ 713,317	$30,894,783	$—	$31,608,100
OTHER FINANCIAL INSTRUMENTS:
Short Futures(a)	54,033	—	—	54,033
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 54,033	$ —	$—	$ 54,033
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 767,350	$30,894,783	$—	$31,662,133
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(b)	—	(274)	—	(274)
Futures Contracts(a)	(196,251)	—	—	(196,251)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(196,251)	$ (274)	$—	$ (196,525)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
(b)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$ —	$ 625,451	$ 295,103	$(871)	$(1,664)	8,015	$327,813	$ 7,499
SPDR Bloomberg High Yield Bond ETF	—	—	627,764	296,695	749	1,182	3,700	333,000	7,305
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,958,487	1,958,487	17,245,680	19,204,167	—	—	—	—	23,215
Total		$1,958,487	$18,498,895	$19,795,965	$(122)	$ (482)		$660,813	$38,019
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 92.5%
ALABAMA — 2.4%
Black Belt Energy Gas District Series B, 4.00%, 10/1/2052 (a)	$ 500,000	$ 494,034
Southeast Energy Authority, A Cooperative District , General Obligation Series B, 4.00%, 12/1/2051 (a)	500,000	482,247
		976,281
ARIZONA — 0.2%
Maricopa County Industrial Development Authority Revenue AMT, 4.00%, 10/15/2047 (b)	100,000	80,873
ARKANSAS — 1.2%
Arkansas Development Finance Authority AMT, 5.45%, 9/1/2052 (b)	500,000	483,558
CALIFORNIA — 13.0%
Anaheim Public Financing Authority Revenue Series C, ETM, Zero Coupon, 9/1/2036 (c)	320,000	197,149
California Housing Finance Revenue 3.50%, 11/20/2035	175,393	158,639
California, State General Obligation:
5.00%, 8/1/2029	100,000	108,246
5.00%, 8/1/2030	360,000	388,961
5.00%, 9/1/2031	245,000	264,889
5.00%, 8/1/2033	280,000	301,421
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue 5.00%, 6/1/2026	745,000	806,675
Los Angeles, CA, Department of Water & Power System Revenue:
Series B, 5.00%, 7/1/2026	640,000	693,190
Series E, 5.00%, 7/1/2039	380,000	389,684
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 1.45%, 11/1/2027	540,000	457,338
Norman Y Mineta San Jose International Airport SJC Revenue Series A, 5.00%, 3/1/2037	210,000	216,246
Orange County Community Facilities District Series A, 5.00%, 8/15/2037	250,000	260,820
Palomar Health, General Obligation Series A, Zero Coupon, 8/1/2027	100,000	85,707
Sacramento City Financing Authority Revenue 5.00%, 12/1/2026	190,000	202,714
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series H, AMT, 5.00%, 5/1/2028	$ 175,000	$ 186,735
University of California, Revenue Series BI, 1.37%, 5/15/2028	595,000	494,796
		5,213,210
COLORADO — 2.1%
City & County of Denver Co. Airport System Revenue Series B2, 5.00%, 11/15/2031 (a)	400,000	418,320
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2030	400,000	409,831
		828,151
CONNECTICUT — 2.7%
Connecticut, State Health & Educational Facility Authority Revenue Series A, 5.00%, 7/1/2027	120,000	123,406
South Central Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2037	125,000	131,541
State of Connecticut Series F, 5.00%, 11/15/2041	610,000	666,483
State of Connecticut, General Obligation Series B, 5.00%, 2/15/2028	150,000	165,896
		1,087,326
DELAWARE — 0.8%
Delaware Transportation Authority 5.00%, 7/1/2035	275,000	311,991
FLORIDA — 6.3%
County of Miami-Dade FL Aviation Revenue Series A, 5.00%, 10/1/2029	210,000	214,474
County of Miami-Dade FL Water & Sewer System Revenue 3.00%, 10/1/2036	500,000	452,733
Florida Development Finance Corp. AMT, VRN, 7.25%, 7/1/2057 (a) (b)	540,000	538,391
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2029	245,000	259,434
State of Florida Department of Transportation Series A, 5.00%, 7/1/2025	1,000,000	1,053,418
		2,518,450
GUAM — 0.8%
Territory of Guam Revenue Series A, 5.00%, 11/1/2035	300,000	312,630

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 2.4%
Hawaii, State General Obligation Series EY, 5.00%, 10/1/2027	$ 905,000	$ 961,879
ILLINOIS — 8.4%
Chicago Board of Education, General Obligation Series A, 5.00%, 12/1/2035	300,000	302,055
Chicago Transit Authority Capital Grant Receipts Revenue 5.00%, 6/1/2024	150,000	153,748
Chicago, IL, Board of Education, General Obligation Series A, 5.00%, 12/1/2036	300,000	300,569
Chicago, IL, O'Hare International Airport Revenue Series B, 5.00%, 1/1/2029	160,000	166,092
Illinois, State Finance Authority Revenue 5.00%, 7/1/2039	230,000	250,630
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2035	400,000	429,386
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2029	360,000	388,626
State of Illinois Sales Tax Revenue 5.00%, 6/15/2026	565,000	588,231
State of Illinois, General Obligation:
Series A, 4.00%, 3/1/2038	730,000	651,590
Series A, 5.00%, 12/1/2031	150,000	152,340
		3,383,267
IOWA — 0.5%
Iowa Finance Authority Revenue 4.00%, 12/1/2050 (a)	200,000	191,298
KENTUCKY — 0.2%
Kentucky, Economic Development Finance Authority Revenue Series A, 4.25%, 7/1/2035	100,000	93,391
LOUISIANA — 0.7%
Louisiana Local Gov't Environmental Facilities & Community Development Auth Series B, 5.00%, 8/15/2025	250,000	262,939
MARYLAND — 3.0%
State of Maryland Department of Transportation Revenue:
5.00%, 8/1/2027	250,000	265,613
5.00%, 8/1/2028	400,000	427,954
5.00%, 8/1/2030	200,000	216,662
5.00%, 8/1/2031	250,000	272,682
		1,182,911
MASSACHUSETTS — 3.9%
Massachusetts Clean Water Trust:
Series 2018, 5.00%, 2/1/2029	690,000	707,677
Security Description	Principal Amount	Value
Series 24B, 5.00%, 2/1/2037	$ 750,000	$ 855,496
		1,563,173
MICHIGAN — 0.3%
Michigan, State Finance Authority Revenue 5.00%, 11/1/2034	110,000	121,189
MINNESOTA — 0.3%
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	100,000	110,561
MISSOURI — 2.7%
City of State Louis, MO, Airport Revenue 5.00%, 7/1/2029	100,000	111,594
Park Hill School District of Platte County 3.00%, 3/1/2032	1,000,000	980,683
		1,092,277
NEW JERSEY — 3.4%
New Jersey Economic Development Authority Revenue 5.00%, 6/15/2031	1,000,000	1,090,011
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 6/15/2025	245,000	255,241
		1,345,252
NEW MEXICO — 2.5%
New Mexico Hospital Equipment Loan Council 4.00%, 8/1/2039	1,000,000	987,312
NEW YORK — 4.9%
City of New York, NY, General Obligation Series A-1, 4.00%, 8/1/2037	1,000,000	995,266
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2023	10,000	10,161
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 8/1/2027	120,000	123,808
New York, State Dormitory Authority Revenue, State Supported Debt:
Series B-GRP B, 5.00%, 2/15/2034	300,000	312,231
Series E, 5.25%, 3/15/2033	400,000	424,508
Triborough Bridge & Tunnel Authority Revenue Series A, 5.00%, 11/1/2025	85,000	90,442
		1,956,416
NORTH CAROLINA — 1.3%
County of Wake NC Series A, 5.00%, 2/1/2025	500,000	524,006

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 2.4%
State of Ohio Revenue 5.00%, 1/1/2029	$ 850,000	$ 952,197
OREGON — 4.4%
Medford Hospital Facilities Authority Revenue Series A, 5.00%, 8/15/2032	900,000	993,773
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series A, 5.00%, 6/15/2038	695,000	757,662
		1,751,435
PENNSYLVANIA — 5.3%
City of Philadelphia PA Airport Revenue Series B, 5.00%, 7/1/2032	750,000	782,811
Commonwealth Financing Authority 4.00%, 6/1/2039 (c)	500,000	491,938
Pennsylvania Economic Development Financing Authority Revenue Series A, 5.00%, 2/1/2025	100,000	102,948
Pennsylvania, State General Obligation 5.00%, 3/15/2027	100,000	104,614
Pennsylvania, State University, Revenue Series B, 5.00%, 9/1/2033	600,000	645,919
		2,128,230
TENNESSEE — 1.1%
New Memphis Arena Public Building Authority Revenue 4.00%, 4/1/2030	530,000	462,167
TEXAS — 3.1%
Harris County-Houston Sports Authority Series A, 5.00%, 11/15/2029	505,000	517,863
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2027	260,000	284,486
New Hope, Cultural Education Facilities Corp. Revenue Series A-1, 5.50%, 1/1/2057	320,000	230,620
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027 (c)	215,000	229,794
		1,262,763
UTAH — 3.9%
City of Salt Lake City UT Airport Revenue Series A, 5.00%, 7/1/2024	815,000	834,693
Vineyard Redevelopment Agency:
5.00%, 5/1/2024 (c)	350,000	359,364
Security Description	Principal Amount	Value
5.00%, 5/1/2027 (c)	$ 325,000	$ 352,704
		1,546,761
VIRGINIA — 1.2%
Virginia Small Business Financing Authority Revenue:
5.00%, 6/30/2039	125,000	129,211
5.00%, 12/31/2039	355,000	366,959
		496,170
WASHINGTON — 3.0%
Port of Seattle WA Series C, 5.00%, 4/1/2035	750,000	762,649
Port of Seattle WA Revenue Series A, 5.00%, 8/1/2033	230,000	266,201
Washington, State General Obligation Series A, 5.00%, 8/1/2029	150,000	161,342
		1,190,192
WISCONSIN — 4.1%
Public Finance Authority 6.00%, 6/15/2052	250,000	228,514
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 10/15/2027	350,000	375,438
5.00%, 10/15/2028	850,000	923,333
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2027	100,000	109,576
		1,636,861
TOTAL MUNICIPAL BONDS & NOTES (Cost $39,788,552)		37,015,117
	Shares
SHORT-TERM INVESTMENT — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (d) (e) (Cost $1,442,669)	1,442,669	1,442,669
TOTAL INVESTMENTS — 96.1% (Cost $41,231,221)		38,457,786
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.9%		1,578,828
NET ASSETS — 100.0%		$ 40,036,614

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.5%
Permanent School Fund Guaranteed	0.6%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
UT	Unlimited Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$37,015,117	$—	$ 37,015,117
Short-Term Investment	1,442,669	—	—	1,442,669
TOTAL INVESTMENTS	$1,442,669	$37,015,117	$—	$38,457,786

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,595,897	$1,595,897	$9,012,977	$9,166,205	$—	$—	1,442,669	$1,442,669	$35,463
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 93.2%
ARIZONA — 0.7%
City of Phoenix Civic Improvement Corp. Series D, Class D, 5.00%, 7/1/2030	$ 215,000	$ 234,866
CALIFORNIA — 10.8%
California Health Facilities Financing Authority Series A-1, Class A1, 5.00%, 11/1/2027	200,000	222,188
California, State General Obligation:
4.00%, 11/1/2026	750,000	787,567
5.00%, 8/1/2024	100,000	103,534
5.00%, 3/1/2027	120,000	126,114
Compton Unified School District Series B, Class B, Build America Mutual Assurance Company, 4.00%, 6/1/2032 (a)	175,000	183,035
Folsom Ranch Financing Authority Revenue 5.00%, 9/1/2029	145,000	155,663
Hartnell Community College District/CA Series B, 4.00%, 8/1/2034	215,000	223,731
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series A, 5.00%, 7/1/2025	125,000	132,608
Los Angeles, CA, Department of Water & Power System Revenue:
Series A, 5.00%, 7/1/2028	250,000	279,604
Series E, 5.00%, 7/1/2039	600,000	615,291
Orange County Community Facilities District Series A, 5.00%, 8/15/2052	200,000	200,986
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Class D, 5.00%, 5/1/2025	375,000	394,655
San Francisco Unified School District, General Obligations 4.00%, 6/15/2026	185,000	193,504
San Mateo Foster City Public Financing Authority, Revenue 4.00%, 8/1/2035	175,000	184,031
		3,802,511
COLORADO — 2.1%
Colorado Health Facilities Authority Revenue Series A, 5.00%, 1/1/2025	300,000	312,740
Regional Transportation District Revenue Series A, Class A, 5.00%, 7/15/2027	400,000	416,427
		729,167
Security Description	Principal Amount	Value
CONNECTICUT — 4.6%
State of Connecticut Series F, 5.00%, 11/15/2041	$ 610,000	$ 666,483
State of Connecticut, General Obligation Series E, 5.00%, 10/15/2029	500,000	540,259
University of Connecticut Revenue Series A, Class A, 5.00%, 4/15/2026	380,000	407,472
		1,614,214
DELAWARE — 1.5%
Delaware Municipal Electric Corp. Revenue 5.00%, 7/1/2030	300,000	342,873
Delaware Transportation Authority Revenue 3.25%, 7/1/2025	180,000	181,447
		524,320
DISTRICT OF COLUMBIA — 2.8%
District of Columbia Revenue Class A, 5.00%, 8/31/2026	700,000	728,547
Washington Metropolitan Area Transit Authority Revenue 5.00%, 7/1/2024	250,000	258,180
		986,727
FLORIDA — 9.5%
City of Gainesville FL Utilities System Revenue Series A, 5.00%, 10/1/2025	290,000	306,569
City of Pompano Beach, FL , Revenue 3.50%, 9/1/2030	250,000	224,300
County of Miami-Dade FL Aviation Revenue Series A, Class A, 5.00%, 10/1/2024	370,000	383,636
Florida Development Finance Corp. AMT, VRN, 7.25%, 7/1/2057 (b) (c)	300,000	299,106
Florida Development Finance Corp. Revenue:
4.00%, 11/15/2034	385,000	385,464
Series A, Class A, 4.00%, 6/15/2042	500,000	426,527
Miami-Dade County Expressway Authority Revenue Series A, Class A, 5.00%, 7/1/2025	100,000	102,593
Orlando Utilities Commission Revenue Revenue Series A, 5.00%, 10/1/2027	150,000	165,597
Palm Beach County Health Facilities Authority Revenue 5.00%, 11/15/2032	100,000	100,657

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Somerset Community Development District:
4.00%, 5/1/2032	$ 200,000	$ 185,023
4.20%, 5/1/2037	200,000	177,855
Tallahassee, FL, Energy System Revenue Series A, 5.00%, 10/1/2037	560,000	577,355
		3,334,682
ILLINOIS — 3.8%
Chicago, IL, O'Hare International Airport Revenue 5.00%, 1/1/2034	400,000	433,395
Illinois Finance Authority, Water Revenue 5.00%, 7/1/2036	270,000	303,111
Illinois State Toll Highway Authority Revenue Series B, 5.00%, 1/1/2027	140,000	151,908
Mount Prospect Park District, General Obligation Series A, Class A, 5.00%, 11/1/2031	280,000	319,113
State of Illinois, General Obligation 5.50%, 1/1/2028	130,000	137,299
		1,344,826
IOWA — 0.8%
Iowa Finance Authority Revenue 4.00%, 12/1/2050 (c)	300,000	286,947
MAINE — 0.3%
City of Auburn ME 5.00%, 9/1/2024	100,000	103,655
MARYLAND — 4.3%
County of Montgomery MD, General Obligation Series B, Class B, 4.00%, 11/1/2028	125,000	134,362
Maryland Economic Development Corp.Revenue Series B, Class B, 5.00%, 12/31/2036	425,000	432,301
Maryland, State General Obligation Series B, Class B, 5.00%, 8/1/2027	400,000	441,879
State of Maryland Department of Transportation Revenue 5.00%, 10/1/2028	285,000	315,249
Washington Suburban Sanitary Commission Revenue 5.00%, 6/1/2027	150,000	165,170
		1,488,961
MASSACHUSETTS — 4.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A, 5.00%, 7/1/2025	350,000	370,083
Security Description	Principal Amount	Value
Massachusetts Clean Water Trust Series 24B, 5.00%, 2/1/2037	$ 750,000	$ 855,496
Massachusetts Development Finance Agency Revenue Series A-2, 5.00%, 7/1/2027	250,000	273,069
		1,498,648
MINNESOTA — 1.9%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority Revenue Class A, 5.00%, 11/15/2026	330,000	354,706
Minneapolis, St. Paul Metropolitan Airports Commission Revenue Series B, 5.00%, 1/1/2034	300,000	325,757
		680,463
NEW JERSEY — 4.4%
Hudson County Improvement Authority Revenue 3.00%, 10/1/2034	100,000	92,954
New Jersey Economic Development Authority Revenue:
Series MMM, 5.00%, 6/15/2033	180,000	194,312
Series QQQ, 5.00%, 6/15/2033	275,000	299,581
New Jersey Transportation Trust Fund Authority Series CC, 5.25%, 6/15/2036	300,000	329,167
New Jersey, Transportation Trust Fund Authority Revenue Series AA, Ambac Financial Group, 5.00%, 6/15/2036	250,000	250,885
State of New Jersey Series A, Class A, 5.00%, 6/1/2027	330,000	360,494
		1,527,393
NEW YORK — 10.5%
City of New York NY:
Series A, 5.00%, 8/1/2025	105,000	111,100
Series A-1, 5.00%, 9/1/2034	400,000	461,238
Hudson Yards Infrastructure Corp. Series A, 5.00%, 2/15/2030	300,000	327,120
Metropolitan Transportation Authority Series A, 5.00%, 11/15/2037	575,000	634,156
Metropolitan Transportation Authority Revenue Series E, Class E, 3.50%, 11/15/2032	230,000	230,018
New York City Transitional Finance Authority Building Aid Revenue Series S1A, Class A, 5.00%, 7/15/2038	475,000	515,720
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2034	250,000	285,824

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue 5.00%, 10/1/2025	$ 500,000	$ 533,203
New York Transportation Development Corp. Revenue 5.00%, 12/1/2037	300,000	308,696
New York Transportation Development Corp. Revenue 5.00%, 12/1/2036	250,000	258,549
		3,665,624
NORTH CAROLINA — 2.9%
City of Charlotte NC Water & Sewer System Revenue 4.00%, 7/1/2035	800,000	826,571
County of Wake NC, Revenue Series A, Class A, 5.00%, 8/1/2026	185,000	200,103
		1,026,674
OHIO — 2.0%
Ohio, State General Obligation Series A, Class A, 5.00%, 5/1/2025	670,000	705,582
OKLAHOMA — 2.2%
Carter County Public Facilities Authority Revenue 5.00%, 9/1/2028	200,000	212,370
Muskogee Industrial Trust Revenue 4.00%, 9/1/2032	100,000	102,415
Norman Regional Hospital Authority Revenue 4.00%, 9/1/2037	230,000	207,372
Oklahoma County Finance Authority Revenue 4.00%, 12/1/2027	250,000	256,120
		778,277
OREGON — 3.4%
Medford Hospital Facilities Authority Series A, 5.00%, 8/15/2037	720,000	770,664
Port of Portland OR Airport Revenue Series A, 5.00%, 7/1/2031	380,000	435,095
		1,205,759
PENNSYLVANIA — 3.8%
Central Bucks School District, General Obligation 5.00%, 5/15/2025	270,000	284,719
Commonwealth of Pennsylvania, General Obligation 2nd Series, 5.00%, 9/15/2023	500,000	507,314
Pennsylvania Turnpike Commission Revenue 5.00%, 6/1/2027	500,000	528,228
		1,320,261
Security Description	Principal Amount	Value
TEXAS — 4.0%
City of Garland TX Electric Utility System Revenue 5.00%, 3/1/2024	$ 300,000	$ 306,730
County of Williamson, TX , General Obligation 5.00%, 2/15/2028	155,000	171,660
Love Field Airport Modernization Corp. Revenue 5.00%, 11/1/2034	105,000	108,841
Texas Woman's University Series A, 5.00%, 7/1/2037	300,000	334,501
University of Texas, Revenue Series B, 5.00%, 8/15/2029	425,000	486,856
		1,408,588
VIRGINIA — 2.1%
Chesapeake Bay Bridge & Tunnel District 5.00%, 11/1/2023	610,000	615,573
Hampton Roads Transportation Accountability Commission Revenue Series A, Class A, 5.00%, 7/1/2026	125,000	134,635
		750,208
WASHINGTON — 8.1%
Central Puget Sound, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2045	105,000	111,811
Energy Northwest, WA, Revenue Series A, Class A, 5.00%, 7/1/2028	750,000	836,917
King County Public Hospital District No 1 5.00%, 12/1/2036	590,000	625,322
Port of Seattle WA Series C, 5.00%, 4/1/2035	750,000	762,649
Port of Seattle WA, Revenue Series B, 5.00%, 6/1/2034	200,000	226,201
State of Washington, General Obligation Series A, 5.00%, 8/1/2033	250,000	271,668
		2,834,568
WISCONSIN — 2.4%
Public Finance Authority Revenue Series A, Class A, 4.00%, 11/15/2037	600,000	533,505
State of Wisconsin Revenue Series A, Class A, 5.00%, 5/1/2025	300,000	315,724
		849,229
TOTAL MUNICIPAL BONDS & NOTES (Cost $33,239,363)		32,702,150

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (d) (e) (Cost $1,207,057)	1,207,057	$ 1,207,057
TOTAL INVESTMENTS — 96.6% (Cost $34,446,420)		33,909,207
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%		1,202,168
NET ASSETS — 100.0%		$ 35,111,375
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Company	0.5%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$32,702,150	$—	$32,702,150
Short-Term Investment	1,207,057	—	—	1,207,057
TOTAL INVESTMENTS	$1,207,057	$32,702,150	$—	$33,909,207
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	1,543,320	$1,543,320	$2,576,364	$4,120,138	$485	$(31)	—	$ —	$ 6,665
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,395,309	5,188,252	—	—	1,207,057	1,207,057	16,472
Total		$1,543,320	$8,971,673	$9,308,390	$485	$(31)		$1,207,057	$23,137
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg 1-3 Month T-Bill ETF (a)(b)	34,470	$ 3,152,971
SPDR Bloomberg International Treasury Bond ETF (a)	207,589	4,656,221
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	672,893	21,418,184
SPDR Portfolio Intermediate Term Treasury ETF (a)	1,456,630	41,135,231
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	434,250	9,748,912
SPDR Portfolio Long Term Treasury ETF (a)	692,391	20,100,111
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	1,938,441	42,064,170
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $151,811,574)		142,275,800
SHORT-TERM INVESTMENTS — 18.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	354,569	354,569
State Street Navigator Securities Lending Portfolio II (e)(f)	25,608,951	25,608,951
TOTAL SHORT-TERM INVESTMENTS (Cost $25,963,519)		$ 25,963,520
TOTAL INVESTMENTS — 118.0% (Cost $177,775,093)		168,239,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.0)%		(25,624,205)
NET ASSETS — 100.0%		$ 142,615,115

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$142,275,800	$—	$—	$142,275,800
Short-Term Investments	25,963,520	—	—	25,963,520
TOTAL INVESTMENTS	$168,239,320	$—	$—	$168,239,320
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Bloomberg 1-3 Month T-Bill ETF	208,058	$ 19,035,227	$ 17,319,628	$ 33,197,324	$ 4,887	$ (9,447)	34,470	$ 3,152,971	$ 185,379
SPDR Bloomberg High Yield Bond ETF	—	—	3,452,942	3,307,424	(145,518)	—	—	—	17,687
SPDR Bloomberg International Treasury Bond ETF	26,869	622,286	7,681,688	3,764,253	(17,957)	134,457	207,589	4,656,221	31,050
SPDR Portfolio Intermediate Term Corporate Bond ETF	526,060	17,165,338	14,329,241	9,680,989	(646,265)	250,859	672,893	21,418,184	322,891
SPDR Portfolio Intermediate Term Treasury ETF	628,939	18,534,832	35,492,772	11,320,807	(807,673)	(763,893)	1,456,630	41,135,231	304,032
SPDR Portfolio Long Term Corporate Bond ETF	11,160	268,844	13,309,525	2,978,573	(234,469)	(616,415)	434,250	9,748,912	49,744
SPDR Portfolio Long Term Treasury ETF	986,122	32,611,055	15,854,157	25,416,618	(4,894,706)	1,946,223	692,391	20,100,111	390,322
SPDR Portfolio Mortgage Backed Bond ETF	1,318,878	30,136,362	27,561,671	13,426,485	(1,437,637)	(769,741)	1,938,441	42,064,170	588,370
State Street Institutional U.S. Government Money Market Fund, Class G Shares	188,090	188,090	563,595	397,116	—	—	354,569	354,569	3,120
State Street Navigator Securities Lending Portfolio II	20,836,025	20,836,025	355,522,760	350,749,834	—	—	25,608,951	25,608,951	103,805
Total		$139,398,059	$491,087,979	$454,239,423	$(8,179,338)	$ 172,043		$168,239,320	$1,996,400
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 99.6%
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	116,106	$ 14,996,251
The Consumer Staples Select Sector SPDR Fund (a)(b)	467,918	34,883,287
The Energy Select Sector SPDR Fund (a)	178,899	15,648,296
The Financial Select Sector SPDR Fund (a)(b)	1,367,763	46,777,495
The Health Care Select Sector SPDR Fund (a)(b)	250,612	34,045,640
The Industrial Select Sector SPDR Fund (a)(b)	220,926	21,697,142
The Materials Select Sector SPDR Fund (a)(b)	194,442	15,104,255
The Technology Select Sector SPDR Fund (a)	328,542	40,883,766
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $225,194,386)		224,036,132
SHORT-TERM INVESTMENTS — 26.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	1,048,991	1,048,991
State Street Navigator Securities Lending Portfolio II (e)(f)	58,900,996	58,900,996
TOTAL SHORT-TERM INVESTMENTS (Cost $59,949,987)		$ 59,949,987
TOTAL INVESTMENTS — 126.2% (Cost $285,144,373)		283,986,119
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.2)%		(58,980,728)
NET ASSETS — 100.0%		$ 225,005,391

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$224,036,132	$—	$—	$224,036,132
Short-Term Investments	59,949,987	—	—	59,949,987
TOTAL INVESTMENTS	$ 283,986,119	$—	$—	$ 283,986,119
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	747,558	$ 747,558	$ 3,825,872	$ 3,524,439	$ —	$ —	1,048,991	$ 1,048,991	$ 6,057
State Street Navigator Securities Lending Portfolio II	34,939,526	34,939,526	530,992,125	507,030,655	—	—	58,900,996	58,900,996	55,173
The Communication Services Select Sector SPDR Fund	71,118	3,859,574	9,894,873	12,662,008	(1,817,340)	724,901	—	—	10,940
The Consumer Discretionary Select Sector SPDR Fund	101,186	13,911,051	12,191,555	9,845,904	(2,249,044)	988,593	116,106	14,996,251	79,330
The Consumer Staples Select Sector SPDR Fund	87,688	6,329,320	46,767,911	17,808,575	(281,675)	(123,694)	467,918	34,883,287	334,011
The Energy Select Sector SPDR Fund	177,229	12,673,646	5,444,748	5,817,362	629,973	2,717,291	178,899	15,648,296	336,634
The Financial Select Sector SPDR Fund	748,783	23,549,225	24,778,515	4,107,445	429,516	2,127,684	1,367,763	46,777,495	485,528
The Health Care Select Sector SPDR Fund	246,210	31,573,970	18,258,908	18,477,224	40,445	2,649,541	250,612	34,045,640	283,129
The Industrial Select Sector SPDR Fund	229,397	20,035,534	15,162,268	15,092,771	(1,766,047)	3,358,158	220,926	21,697,142	195,801
The Materials Select Sector SPDR Fund	278,774	20,517,766	19,216,280	24,275,972	(3,769,096)	3,415,277	194,442	15,104,255	147,419
The Real Estate Sector SPDR Fund	136,665	5,584,133	31,935	5,675,084	(803,327)	862,343	—	—	—
The Technology Select Sector SPDR Fund	394,971	50,208,714	22,142,088	30,640,808	(1,607,107)	780,879	328,542	40,883,766	258,900
The Utilities Select Sector SPDR Fund	204,622	14,350,141	10,533,603	24,227,957	(1,331,293)	675,506	—	—	155,207
Total		$238,280,158	$719,240,681	$679,186,204	$(12,524,995)	$18,176,479		$283,986,119	$2,348,129
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 69.3%
BRAZIL — 2.5%
Braskem Netherlands Finance B.V. 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (a)	$ 400,000	$ 387,620
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	900,000	741,735
Movida Europe SA 5.25%, 2/8/2031	300,000	225,150
MV24 Capital B.V. 6.75%, 6/1/2034	171,300	156,572
Simpar Europe SA 5.20%, 1/26/2031	200,000	151,166
		1,662,243
CHILE — 9.8%
CAP SA:
3.90%, 4/27/2031 (b)	600,000	470,076
3.90%, 4/27/2031	1,000,000	783,460
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	2,500,000	1,793,600
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	113,000	100,626
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,194,480	1,102,613
Inversiones La Construccion SA 4.75%, 2/7/2032	1,400,000	1,142,022
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (b)	800,000	763,216
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (b)	150,000	123,453
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	124,716
VTR Finance NV Series REGS, 6.38%, 7/15/2028	500,000	195,155
		6,598,937
COLOMBIA — 7.5%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (b)	500,000	382,615
5.75%, 6/15/2033	725,000	554,792
Banco Davivienda SA 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	308,285
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,149,495
5.88%, 5/28/2045	100,000	70,000
5.88%, 11/2/2051	250,000	168,950
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,500,000	1,193,205
Series REGS, 4.38%, 2/15/2031	500,000	385,015
Security Description	Principal Amount	Value
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	$ 950,000	$ 837,681
		5,050,038
INDIA — 5.6%
Adani Electricity Mumbai, Ltd. Series REGS, 3.87%, 7/22/2031	200,000	144,010
Adani International Container Terminal Pvt, Ltd.:
3.00%, 2/16/2031 (b)	375,000	295,834
Series REGS, 3.00%, 2/16/2031	937,500	735,092
Adani Ports & Special Economic Zone, Ltd.:
3.10%, 2/2/2031	1,000,000	733,520
Series REGS, 4.38%, 7/3/2029	700,000	588,077
JSW Steel, Ltd. 5.05%, 4/5/2032	200,000	158,048
Periama Holdings LLC 5.95%, 4/19/2026	200,000	186,738
UPL Corp., Ltd. 4.63%, 6/16/2030	900,000	700,717
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	400,000	252,324
		3,794,360
INDONESIA — 6.7%
Freeport Indonesia PT:
5.32%, 4/14/2032 (b)	400,000	367,772
6.20%, 4/14/2052	300,000	261,879
Indofood CBP Sukses Makmur Tbk PT 3.40%, 6/9/2031	200,000	164,548
Indonesia Asahan Aluminium Persero PT 5.80%, 5/15/2050	200,000	167,544
LLPL Capital Pte., Ltd.:
6.88%, 2/4/2039 (b)	341,280	297,576
6.88%, 2/4/2039	1,450,440	1,264,697
Minejesa Capital B.V. Series REGS, 5.63%, 8/10/2037	2,600,000	2,012,374
		4,536,390
ISRAEL — 3.0%
Bank Hapoalim BM 5 year CMT + 2.16%, 3.26%, 1/21/2032 (a)(b)	1,100,000	946,528
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a)(b)	1,200,000	1,061,856
		2,008,384
JAMAICA — 0.0% (c)
Digicel Group Holdings, Ltd.:
7.00%, 12/31/2099 (b)	65,748	5,917

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
8.00%, 4/1/2025 (b)	$ 45,531	$ 12,414
		18,331
KUWAIT — 1.2%
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	900,000	783,000
LUXEMBOURG — 0.3%
Guara Norte SARL 5.20%, 6/15/2034	273,171	230,881
MALAYSIA — 0.5%
Petronas Capital, Ltd. 2.48%, 1/28/2032 (b)	400,000	329,852
MAURITIUS — 0.9%
Network i2i Ltd. Series REGS, 5 Year CMT + 3.39%, 3.98%, 12/31/2099 (a)	700,000	610,134
MEXICO — 4.8%
Banco Mercantil del Norte SA Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	732,168
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (a)	200,000	166,154
BBVA Bancomer SA 5 Year CMT + 4.31%, 5.88%, 9/13/2034 (a)	700,000	647,906
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	142,950
Cemex SAB de CV 5 Year CMT + 4.53%, 5.13%, 6/8/2026 (a)	500,000	463,125
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	66,291
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	683,500	656,331
Petroleos Mexicanos 6.75%, 9/21/2047	550,000	352,016
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)(d)	800,000	5,288
		3,232,229
PANAMA — 2.0%
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	240,555
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	400,000	371,300
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	200,350
UEP Penonome II SA 6.50%, 10/1/2038 (b)	729,390	532,447
		1,344,652
Security Description	Principal Amount	Value
PARAGUAY — 0.3%
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 6/5/2034	$ 319,650	$ 217,228
PERU — 6.2%
Banco BBVA Peru SA 5 Year CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	194,210
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,050,000	950,407
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	821,764	753,123
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,179,900	1,121,790
Orazul Energy Peru SA 5.63%, 4/28/2027	252,000	226,873
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	382,395
5.63%, 6/19/2047	200,000	130,130
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 8.63%, 12/13/2027 (a)	400,000	395,144
		4,154,072
QATAR — 1.6%
QatarEnergy Trading LLC 2.25%, 7/12/2031	1,300,000	1,075,701
SAUDI ARABIA — 2.3%
EIG Pearl Holdings SARL:
3.55%, 8/31/2036	700,000	587,972
Series REGS, 4.39%, 11/30/2046	800,000	614,043
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (b)	400,000	341,864
		1,543,879
SINGAPORE — 6.2%
DBS Group Holdings, Ltd. Series GMTN, 5 Year CMT + 1.10%, 1.82%, 3/10/2031 (a)	950,000	843,989
Oversea-Chinese Banking Corp., Ltd.:
5 Year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	500,000	449,970
Series REGS, 5 Year CMT + 1.58%, 1.83%, 9/10/2030 (a)	200,000	179,988
SingTel Group Treasury Pte, Ltd. 1.88%, 6/10/2030	1,300,000	1,048,809
Temasek Financial I Ltd. 1.00%, 10/6/2030 (b)	2,100,000	1,624,539
		4,147,295

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOUTH AFRICA — 1.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$ 500,000	$ 436,625
Sasol Financing USA LLC 5.50%, 3/18/2031	400,000	324,712
		761,337
SOUTH KOREA — 2.0%
KT Corp.:
1.00%, 9/1/2025	400,000	356,996
Series REGS, 2.50%, 7/18/2026	400,000	364,248
LG Chem, Ltd. 2.38%, 7/7/2031 (b)	200,000	157,142
Shinhan Financial Group Co., Ltd. 5 Year CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	550,000	470,833
		1,349,219
UNITED ARAB EMIRATES — 2.7%
Galaxy Pipeline Assets Bidco, Ltd. 2.16%, 3/31/2034 (b)	2,126,718	1,807,413
UNITED STATES — 2.1%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	200,000	187,536
4.63%, 8/1/2030	1,300,000	1,215,162
		1,402,698
TOTAL CORPORATE BONDS & NOTES (Cost $54,411,626)		46,658,273
FOREIGN GOVERNMENT OBLIGATIONS — 29.1%
BRAZIL — 1.4%
Brazilian Government International Bond:
5.00%, 1/27/2045	300,000	222,432
5.63%, 2/21/2047	900,000	714,519
		936,951
CHILE — 3.0%
Chile Government International Bond:
2.55%, 1/27/2032	600,000	491,802
2.55%, 7/27/2033	600,000	470,610
3.10%, 5/7/2041	600,000	431,700
3.10%, 1/22/2061	200,000	124,804
3.50%, 1/25/2050	700,000	508,172
		2,027,088
COLOMBIA — 3.9%
Colombia Government International Bond:
3.13%, 4/15/2031	700,000	520,205
3.25%, 4/22/2032	1,400,000	1,017,786
4.13%, 5/15/2051	950,000	570,352
Security Description	Principal Amount	Value
5.00%, 6/15/2045	$ 700,000	$ 480,081
		2,588,424
DOMINICAN REPUBLIC — 2.6%
Dominican Republic International Bond:
Series 144A, 4.88%, 9/23/2032 (b)	1,900,000	1,580,914
Series 144A, 6.00%, 2/22/2033 (b)	200,000	180,758
		1,761,672
INDONESIA — 3.7%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,600,000	1,237,952
4.35%, 1/11/2048	500,000	430,940
Perusahaan Penerbit SBSN Indonesia III 2.55%, 6/9/2031 (b)	1,000,000	848,720
		2,517,612
MEXICO — 5.3%
Mexico Government International Bond:
2.66%, 5/24/2031	1,400,000	1,128,064
4.28%, 8/14/2041	1,600,000	1,237,104
4.35%, 1/15/2047	300,000	224,895
4.40%, 2/12/2052	1,350,000	992,992
		3,583,055
PANAMA — 3.0%
Panama Government International Bond:
2.25%, 9/29/2032	300,000	222,528
3.87%, 7/23/2060	2,100,000	1,358,805
4.30%, 4/29/2053	600,000	436,560
		2,017,893
PHILIPPINES — 2.7%
Philippine Government International Bond:
2.65%, 12/10/2045	500,000	336,205
3.70%, 3/1/2041	1,000,000	815,130
3.70%, 2/2/2042	800,000	649,424
		1,800,759
SAUDI ARABIA — 0.9%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	500,000	405,494
Series REGS, 3.45%, 2/2/2061	300,000	214,500
		619,994

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOUTH AFRICA — 1.1%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	$ 600,000	$ 534,792
5.88%, 4/20/2032	200,000	180,376
		715,168
SOUTH KOREA — 1.5%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	900,000	827,739
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	200,000	180,968
		1,008,707
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $25,721,709)		19,577,323
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (e)(f) (Cost $127,818)	127,818	127,818
TOTAL INVESTMENTS — 98.6% (Cost $80,261,153)		66,363,414
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		949,930
NET ASSETS — 100.0%		$ 67,313,344

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.0% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$46,658,273	$—	$46,658,273
Foreign Government Obligations	—	19,577,323	—	19,577,323
Short-Term Investment	127,818	—	—	127,818
TOTAL INVESTMENTS	$127,818	$66,235,596	$—	$66,363,414

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Industry Breakdown as of December 31, 2022

% of Net Assets
Foreign Government Obligations	29.1%
Electric	14.6
Banks	11.3
Oil & Gas	9.1
Pipelines	7.1
Telecommunications	4.5
Mining	4.3
Commercial Services	3.8
Chemicals	3.7
Energy-Alternate Sources	2.4
Investment Company Security	2.4
Iron/Steel	2.4
Diversified Financial Services	2.0
Construction Materials	0.7
Engineering & Construction	0.3
Media	0.3
Food	0.2
Transportation	0.2
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	681,102	$681,102	$13,443,370	$13,996,654	$—	$—	127,818	$127,818	$33,106
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.9%
AGRICULTURE — 0.2%
BAT International Finance PLC 1.67%, 3/25/2026	$ 310,000	$ 274,471
AUTO MANUFACTURERS — 0.5%
General Motors Financial Co., Inc. 5.25%, 3/1/2026	280,000	275,738
Hyundai Capital America 1.00%, 9/17/2024 (a)	335,000	309,674
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	85,000	77,476
		662,888
BANKS — 3.7%
Banco BBVA Peru SA 5 Year CMT + 2.75%, 5.25%, 9/22/2029 (b)	100,000	97,105
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	192,188
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	150,000	135,773
Banco Mercantil del Norte SA 5 Year CMT + 4.64%, 5.88%, 1/24/2027 (b)	200,000	178,066
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (b)	200,000	166,154
Bank Hapoalim BM 5 year CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	200,000	172,096
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	200,000	176,976
Bank of America Corp.:
SOFR + 0.69%, 4.64%, 4/22/2025 (b)	90,000	88,630
Series MTN, 3 Month USD LIBOR + 0.79%, 5.56%, 3/5/2024 (b)	195,000	194,858
Bank of Montreal SOFR + 0.71%, 4.98%, 3/8/2024 (b)	280,000	278,522
Bank of Nova Scotia 0.65%, 7/31/2024	155,000	144,488
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	195,770
Security Description	Principal Amount	Value
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 5.78%, 6/1/2024 (b)	$ 210,000	$ 210,122
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	90,000	82,911
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	290,000	279,183
JPMorgan Chase & Co.:
3.90%, 7/15/2025	285,000	278,870
SOFR + 1.32%, 5.27%, 4/26/2026 (b)	145,000	143,731
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	290,000	288,770
Morgan Stanley Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	280,000	278,272
Royal Bank of Canada 3.38%, 4/14/2025	300,000	290,478
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	300,000	279,198
Truist Financial Corp. SOFR + 1.46%, 4.26%, 7/28/2026 (b)	295,000	290,203
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	285,000	280,468
		4,722,832
BEVERAGES — 0.2%
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	305,000	289,674
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 0.75%, 9/2/2023	300,000	290,721
CHEMICALS — 0.4%
Braskem Netherlands Finance B.V. 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (b)	200,000	193,810
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	177,210
UPL Corp., Ltd. 4.50%, 3/8/2028	200,000	168,097
		539,117
COMMERCIAL SERVICES — 0.5%
Adani International Container Terminal Pvt, Ltd. Series REGS, 3.00%, 2/16/2031	187,500	147,018
Adani Ports & Special Economic Zone, Ltd. 4.00%, 7/30/2027	200,000	175,028

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Triton Container International, Ltd. 0.80%, 8/1/2023 (a)	$ 305,000	$ 294,423
		616,469
DIVERSIFIED FINANCIAL SERVICES — 0.9%
American Express Co.:
3.38%, 5/3/2024	145,000	142,119
SOFR + 0.93%, 5.18%, 3/4/2025 (b)	140,000	139,507
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	290,000	286,938
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	285,000	279,576
Charles Schwab Corp. SOFR + 1.05%, 5.30%, 3/3/2027 (b)	295,000	286,902
		1,135,042
ELECTRIC — 1.6%
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	113,000	100,627
Entergy Louisiana LLC 0.95%, 10/1/2024	310,000	288,824
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	298,823	273,863
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	136,700	131,266
Minejesa Capital B.V. Series REGS, 4.63%, 8/10/2030	400,000	352,228
Pacific Gas & Electric Co.:
3.25%, 2/16/2024	175,000	170,674
4.95%, 6/8/2025	115,000	113,268
Southern California Edison Co. SOFR + 0.83%, 5.15%, 4/1/2024 (b)	285,000	282,982
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	277,152
		1,990,884
ENERGY-ALTERNATE SOURCES — 0.1%
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	132,720	122,513
ENTERTAINMENT — 0.2%
WarnerMedia Holdings, Inc. 3.79%, 3/15/2025 (a)	305,000	291,617
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 2.50%, 8/15/2024	$ 290,000	$ 277,977
FOOD — 0.1%
Conagra Brands, Inc. 4.30%, 5/1/2024	47,000	46,334
HEALTH CARE PRODUCTS — 0.2%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	310,000	288,508
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 3.50%, 8/15/2024	220,000	214,515
HCA, Inc. 5.00%, 3/15/2024	290,000	288,411
UnitedHealth Group, Inc.:
3.70%, 5/15/2027	70,000	67,680
5.15%, 10/15/2025	75,000	75,906
		646,512
INSURANCE — 0.6%
Athene Global Funding SOFR + 0.70%, 4.90%, 5/24/2024 (a) (b)	295,000	289,430
Brighthouse Financial Global Funding 0.60%, 6/28/2023 (a)	135,000	131,936
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	285,000	281,044
		702,410
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	285,000	287,058
IRON/STEEL — 0.2%
Periama Holdings LLC 5.95%, 4/19/2026	200,000	186,738
LODGING — 0.2%
Marriott International, Inc. 3.60%, 4/15/2024	295,000	288,737
MEDIA — 0.1%
Comcast Corp. 5.25%, 11/7/2025	140,000	141,905
MINING — 0.4%
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	150,000	139,258
Glencore Funding LLC 4.13%, 5/30/2023 (a)	290,000	288,475
		427,733
MISCELLANEOUS MANUFACTURER — 0.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	265,000	259,268
OIL & GAS — 0.2%
Ecopetrol SA 4.13%, 1/16/2025	100,000	95,330

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SA Global Sukuk, Ltd. 1.60%, 6/17/2026 (a)	$ 200,000	$ 178,766
		274,096
PIPELINES — 0.8%
AI Candelaria Spain SA Series REGS, 7.50%, 12/15/2028	235,417	223,505
Energy Transfer L.P.:
4.05%, 3/15/2025	30,000	29,069
5.88%, 1/15/2024	260,000	260,660
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	329,440	318,796
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	187,696
		1,019,726
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Welltower, Inc. REIT, 3.63%, 3/15/2024	295,000	288,657
RETAIL — 0.4%
Dollar Tree, Inc. 4.00%, 5/15/2025	270,000	263,685
Lowe's Cos., Inc. 4.40%, 9/8/2025	170,000	167,734
		431,419
SEMICONDUCTORS — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	60,000	56,802
Broadcom, Inc. 3.15%, 11/15/2025	230,000	218,081
Microchip Technology, Inc. 0.97%, 2/15/2024	305,000	289,967
		564,850
SOFTWARE — 0.2%
Oracle Corp. 5.80%, 11/10/2025	275,000	280,904
TELECOMMUNICATIONS — 0.8%
KT Corp. Series REGS, 2.50%, 7/18/2026	200,000	182,124
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	167,485
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	192,630
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 5.71%, 5/15/2025 (b)	285,000	287,277
Security Description	Principal Amount	Value
VTR Comunicaciones SpA 5.13%, 1/15/2028	$ 200,000	$ 124,716
		954,232
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	310,000	289,245
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	305,000	287,865
TOTAL CORPORATE BONDS & NOTES (Cost $19,857,527)		18,880,402
ASSET-BACKED SECURITIES — 23.0%
AUTOMOBILE — 1.1%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	568,500
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	402,470	392,795
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	350,000	320,678
USASF Receivables 2020-1 LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	74,263	74,130
		1,356,103
OTHER ABS — 21.8%
ACREC 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 5.48%, 10/16/2036 (a) (b)	181,000	172,258
Affirm Asset Securitization Trust Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	500,000	475,116
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, 3 Month USD LIBOR + 1.21%, 5.29%, 10/15/2034 (a) (b)	1,500,000	1,447,800
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month USD Term LIBOR + 1.51%, 5.85%, 2/15/2035 (a) (b)	131,000	127,455
Arbor Realty Commercial Real Estate Notes 2022-FL1, Ltd. Series 2022-FL1, Class A, SOFR30A + 1.45%, 5.26%, 1/15/2037 (a) (b)	250,000	239,406

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Credit CLO, Ltd. Series 2019-1A, Class AR, 3 Month USD LIBOR + 1.13%, 5.36%, 4/19/2034 (a) (b)	$ 500,000	$ 486,127
BDS LLC Series 2022-FL11, Class ATS, 1 Month USD Term LIBOR + 1.80%, 6.12%, 3/19/2039 (a) (b)	250,000	240,945
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 5.43%, 8/15/2036 (a) (b)	1,874	1,874
BRSP, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 5.49%, 8/19/2038 (a) (b)	151,000	146,441
BSPRT Issuer, Ltd.:
Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.32%, 5.64%, 12/15/2038 (a) (b)	200,000	191,298
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 5.42%, 3/15/2036 (a) (b)	138,000	134,274
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.14%, 5.22%, 4/15/2034 (a) (b)	1,000,000	968,499
CarVal CLO IV, Ltd. Series 2021-1A, Class A1A, 3 Month USD LIBOR + 1.18%, 5.42%, 7/20/2034 (a) (b)	500,000	484,500
CHCP, Ltd. Series 2021-FL1, Class A, 1 Month USD Term LIBOR + 1.16%, 5.49%, 2/15/2038 (a) (b)	281,511	276,879
CLNC, Ltd. Series 2019-FL1, Class AS, 1 Month USD Term LIBOR + 1.66%, 5.99%, 8/20/2035 (a) (b)	131,000	126,721
CQS U.S. CLO, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.22%, 5.46%, 1/20/2035 (a) (b)	1,000,000	964,500
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 Month USD LIBOR + 1.01%, 3.32%, 10/25/2034 (b)	557,965	502,168
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	520,991	474,221
Security Description	Principal Amount	Value
FS Rialto Issuer LLC:
Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 5.53%, 12/16/2036 (a) (b)	$ 67,280	$ 66,931
Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 5.58%, 11/16/2036 (a) (b)	181,000	172,590
Series 2022-FL5, Class A, Class A, 1 Month USD Term LIBOR + 2.30%, 6.63%, 6/19/2037 (a) (b)	300,000	295,747
Series 2022-FL4, Class AS, SOFR30A + 2.40%, 6.21%, 1/19/2039 (a) (b)	250,000	238,646
Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.22%, 5.55%, 5/16/2038 (a) (b)	150,000	143,656
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 5.86%, 11/30/2032 (a) (b)	1,150,000	1,130,450
Jamestown CLO XV, Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.34%, 5.42%, 4/15/2033 (a) (b)	500,000	490,000
KREF 2021-FL2, Ltd. Series 2021-FL2, Class AS, 1 Month USD LIBOR + 1.30%, 5.63%, 2/15/2039 (a) (b)	250,000	233,419
LCCM Trust:
Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 5.77%, 11/15/2038 (a) (b)	181,000	175,864
Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.20%, 5.52%, 12/13/2038 (a) (b)	151,000	146,369
Lendingpoint Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	390,475	387,300
LoanCore Issuer, Ltd.:
Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 5.82%, 5/15/2036 (a) (b)	87,377	85,211
Series 2022-CRE7, Class A, SOFR30A + 1.55%, 5.36%, 1/17/2037 (a) (b)	500,000	483,633
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	343,852	259,093

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Marble Point CLO XXI, Ltd. Series 2021-3A, Class A1, 3 Month USD LIBOR + 1.24%, 5.32%, 10/17/2034 (a) (b)	$ 2,000,000	$ 1,921,264
Marlette Funding Trust Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	650,000	617,507
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 5.43%, 7/16/2036 (a) (b)	150,000	144,113
MF1, Ltd.:
Series 2022-FL8, Class A, SOFR30A + 1.35%, 5.18%, 2/19/2037 (a) (b)	157,000	150,540
Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.08%, 5.42%, 10/16/2036 (a) (b)	192,000	183,573
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 5.92%, 2/15/2036 (a) (b)	120,000	117,600
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 5.88%, 11/15/2030 (a) (b)	1,000,626	983,115
Octagon Investment Partners 51, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.15%, 5.39%, 7/20/2034 (a) (b)	1,000,000	966,600
Pagaya AI Debt Selection Trust:
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	999,946	925,993
Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	999,882	914,388
Peace Park CLO, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.13%, 5.37%, 10/20/2034 (a) (b)	1,000,000	972,300
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16%, 5.40%, 4/20/2034 (a) (b)	1,000,000	968,700
Regatta XXIII Funding, Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15%, 5.39%, 1/20/2035 (a) (b)	2,265,000	2,185,951
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	373,315	282,270
Security Description	Principal Amount	Value
Shackleton CLO, Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.12%, 5.20%, 7/15/2030 (a) (b)	$ 497,278	$ 489,421
Sound Point CLO XXVI, Ltd. Series 2020-1A, Class AR, 3 Month USD LIBOR + 1.17%, 5.41%, 7/20/2034 (a) (b)	1,000,000	963,738
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD Term LIBOR + 1.51%, 5.84%, 7/15/2038 (a) (b)	100,000	98,140
TRTX Issuer, Ltd. Series 2022-FL5, Class A, SOFR30A + 1.65%, 5.46%, 2/15/2039 (a) (b)	200,000	192,710
Vibrant ClO VIII, Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.14%, 5.38%, 1/20/2031 (a) (b)	500,000	491,200
VMC Finance LLC Series 2022-FL5, Class A, SOFR30A + 1.90%, 5.71%, 2/18/2039 (a) (b)	450,000	438,029
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	430,170	384,093
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (c)	1,452,674	1,288,400
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 Month USD LIBOR + 0.18%, 3.82%, 10/25/2036 (b)	278,652	99,593
		27,548,629
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	131,773	122,308
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	30,044	29,060
		151,368
TOTAL ASSET-BACKED SECURITIES (Cost $30,349,896)		29,056,100

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
COLOMBIA — 0.1%
Colombia Government International Bond 4.50%, 1/28/2026	$ 200,000	$ 188,040
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	241,790
SOUTH AFRICA — 0.2%
Republic of South Africa Government International Bond 4.88%, 4/14/2026	200,000	193,148
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $678,058)		622,978
U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corp.:
2.00%, 3/1/2036	1,325,244	1,181,142
2.00%, 11/1/2036	1,066,298	951,393
Series 4211, Class AP, 1.60%, 3/15/2043	847,455	780,183
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	520,486	480,876
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	907,229	767,322
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	344,602	331,357
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	71,049	66,156
Series K722, Class X1, IO, 1.37%, 3/25/2023 (b)	95,363	114
Federal National Mortgage Association:
1.50%, 5/1/2036	1,008,707	876,227
2.00%, 9/1/2036	845,056	753,182
3.00%, 11/1/2033	707,097	669,560
3.00%, 11/1/2036	162,352	149,546
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 4.86%, 12/25/2040 (b)	146,558	144,375
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	296,323	289,302
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 4.84%, 3/25/2046 (b)	230,293	224,660
Security Description	Principal Amount	Value
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 4.69%, 12/25/2047 (b)	$ 162,110	$ 156,285
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 4.69%, 6/25/2048 (b)	180,740	174,127
Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (b)	1,068,850	921,310
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,042,137)		8,917,117
U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Bill 4.12%, 2/9/2023 (Cost $21,730,614)	21,800,000	21,713,029
U.S. Treasury Notes:
3.00%, 7/15/2025	5,000,000	4,842,969
4.25%, 10/15/2025	9,000,000	8,994,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,651,233)		35,550,373
MORTGAGE-BACKED SECURITIES — 10.3%
Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	417,950	206,434
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	244,296	136,420
Citigroup Mortgage Loan Trust Series 2007-AR8, Class 2A1A, CMO, 3.59%, 7/25/2037 (b)	3,228,770	2,454,961
CSMC Mortgage Backed Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (b)	867,224	826,704
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (c)	400,108	365,648
Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (a) (c)	344,258	311,172
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 Month USD LIBOR + 0.32%, 4.71%, 11/25/2036 (b)	2,608,802	2,309,529
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (c)	1,719,305	1,607,556

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	$ 2,585,498	$ 636,627
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	1,125,197	1,071,552
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (c)	451,354	435,943
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (c)	823,299	777,178
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 3.41%, 12/25/2036 (b)	1,885,722	1,566,853
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 4.80%, 10/25/2035 (b)	301,754	268,672
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,960,497)		12,975,249
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.6%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	122,305
BANK:
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	1,014,964	26,954
Series 2020-BN26, Class XA, IO, VRN, 1.23%, 3/15/2063 (b)	1,304,580	83,299
BBCMS Mortgage Trust Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.63%, 6.94%, 8/15/2036 (a) (b)	38,000	36,862
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.53%, 1/15/2051 (b)	1,662,166	33,704
Series 2019-B15, Class XA, IO, VRN, 0.82%, 12/15/2072 (b)	4,057,985	162,334
BPR Trust:
Series 2021-TY, Class A, 1 Month USD LIBOR + 1.05%, 5.37%, 9/15/2038 (a) (b)	192,000	182,366
Security Description	Principal Amount	Value
Series 2022-OANA, Class A, 1 Month USD Term LIBOR + 1.90%, 6.23%, 4/15/2037 (a) (b)	$ 250,000	$ 246,178
BX Commercial Mortgage Trust Series 2021-21M, Class A, 1 Month USD LIBOR + 0.73%, 5.05%, 10/15/2036 (a) (b)	134,847	129,581
BX Trust:
Series 2021-VIEW, Class A, 1 Month USD LIBOR + 1.28%, 5.60%, 6/15/2036 (a) (b)	299,000	283,384
Series 2022-PSB, Class A, 1 Month USD Term LIBOR + 2.45%, 6.79%, 8/15/2039 (a) (b)	148,285	147,971
BXHPP Trust Series 2021-FILM, Class B, 1 Month USD LIBOR + 0.90%, 5.22%, 8/15/2036 (a) (b)	224,000	207,472
BXMT, Ltd. Series 2021-FL4, Class A, 1 Month USD LIBOR + 1.05%, 5.37%, 5/15/2038 (a) (b)	138,000	134,714
Cantor Commercial Real Estate Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (b)	163,000	152,192
Citigroup Commercial Mortgage Trust:
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	258,246
Series 2016-GC37, Class XA, IO, 1.65%, 4/10/2049 (b)	381,648	15,686
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.10%, 5.42%, 9/15/2033 (a) (b)	70,000	65,656
Series 2015-CR25, Class XA, IO, 0.80%, 8/10/2048 (b)	1,109,490	19,036
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 6.22%, 7/15/2032 (a) (b)	29,000	25,923
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.10%, 6/15/2050 (b)	244,394	9,195
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (b)	845,506	22,775
Series 2017-CX9, Class XA, IO, 0.66%, 9/15/2050 (b)	1,255,008	22,862

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
EQUS 2021-EQAZ Mortgage Trust Series 2021-EQAZ, Class A, 1 Month USD LIBOR + 0.75%, 5.07%, 10/15/2038 (a) (b)	$ 180,996	$ 174,270
Extended Stay America Trust Series 2021-ESH, Class A, 1 Month USD LIBOR + 1.08%, 5.40%, 7/15/2038 (a) (b)	146,429	142,172
GPMT, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 5.59%, 7/16/2035 (a) (b)	64,773	63,185
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 7.05%, 12/15/2036 (a) (b)	125,000	118,356
GS Mortgage Securities Trust:
Series 2021-IP, Class A, 1 Month USD LIBOR + 0.95%, 5.27%, 10/15/2036 (a) (b)	181,000	171,585
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (b)	373,027	13,932
Series 2020-GC47, Class XA, IO, VRN, 1.13%, 5/12/2053 (b)	2,112,033	127,908
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 5.28%, 7/15/2036 (a) (b)	49,199	47,907
Series 2022-NLP, Class A, 1 Month USD Term LIBOR + 0.60%, 4.93%, 4/15/2037 (a) (b)	187,129	173,214
Series 2016-JP4, Class XA, IO, 0.59%, 12/15/2049 (b)	1,359,147	24,173
JPMBB Commercial Mortgage Securities Trust:
Series 2019-COR5, Class XA, IO, VRN, 1.47%, 6/13/2052 (b)	1,086,734	68,184
Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	150,000	140,722
LoanCore Issuer, Ltd. Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 5.69%, 4/15/2034 (a) (b)	107,612	107,134
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 Month USD Term LIBOR + 1.31%, 5.65%, 7/15/2036 (a) (b)	138,000	133,060
Security Description	Principal Amount	Value
MHP Trust Series 2022-MHIL, Class A, 1 Month USD Term LIBOR + 0.81%, 5.15%, 1/15/2027 (a) (b)	$ 152,550	$ 145,927
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.87%, 4/15/2047 (b)	583,215	2,861
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (b)	1,142,261	10,241
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 5.62%, 5/15/2036 (a) (b)	163,000	158,805
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 6.07%, 5/15/2036 (a) (b)	127,000	115,764
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (b)	1,342,516	27,244
Morgan Stanley Captial I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	151,000	133,370
MSC Trust Series 2021-ILP, Class A, 1 Month USD LIBOR + 0.78%, 5.10%, 11/15/2023 (a) (b)	180,403	173,524
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 5.22%, 10/15/2037 (a) (b)	72,196	70,786
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 5.27%, 6/15/2035 (a) (b)	49,442	47,722
RIAL Issuer, Ltd. Series 2022-FL8, Class A, 1 Month USD Term LIBOR + 2.25%, 6.57%, 1/19/2037 (a) (b)	250,000	243,750
SMR 2022-IND Mortgage Trust Series 2022-IND, Class A, 1 Month USD Term LIBOR + 1.65%, 5.99%, 2/15/2039 (a) (b)	155,299	149,329
SREIT Trust Series 2021-MFP, Class A, 1 Month USD LIBOR + 0.73%, 5.05%, 11/15/2038 (a) (b)	181,000	174,056
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.53%, 6/15/2050 (b)	607,071	30,823
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	268,457	257,290

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	$ 151,000	$ 132,821
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.15%, 5.47%, 2/15/2040 (a) (b)	90,902	84,931
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.45%, 5.77%, 2/15/2040 (a) (b)	90,902	82,560
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	454,737
Series 2019-C51, Class XA, IO, VRN, 1.33%, 6/15/2052 (b)	982,604	59,379
Series 2019-C52, Class XA, IO, VRN, 1.60%, 8/15/2052 (b)	2,890,379	206,394
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	239,546
Series 2013-C18, Class XA, IO, 0.73%, 12/15/2046 (b)	713,985	3,455
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	224,202
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,338,672)		7,124,014
SENIOR FLOATING RATE LOANS — 6.3%
CABLE/SATELLITE TV — 0.2%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.39%, 5/3/2028 (b)	285,600	279,781
CAPITAL MARKETS — 0.0% (d)
Focus Financial Partners LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.50%, 6.82%, 6/30/2028 (b)	34,648	34,064
CASINO SERVICES — 0.3%
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 6.98%, 7/21/2026 (b)	360,289	355,884
CHEMICALS — 0.2%
Axalta Coating Systems Dutch Holding B B.V Senior Secured 2022 USD Term Loan B, 12/20/2029	115,000	115,259
Security Description	Principal Amount	Value
Element Solutions, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.00%, 6.07%, 1/31/2026 (b)	$ 181,873	$ 181,872
		297,131
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Clean Harbors, Inc. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 10/8/2028 (b)	74,250	74,054
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 6.83%, 2/11/2028 (b)	295,489	293,828
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Setanta Aircraft Leasing DAC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 6.73%, 11/5/2028 (b)	185,000	184,445
Trans Union LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.13%, 11/16/2026 (b)	186,564	184,249
		368,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 3/1/2027 (b)	329,356	316,447
ENTERTAINMENT — 0.2%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13%, 6.51%, 1/20/2028 (b)	277,767	274,989
FOOD PRODUCTS — 0.2%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.09%, 3/15/2028 (b)	268,990	265,964
FORESTRY — 0.3%
Asplundh Tree Expert LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 9/7/2027 (b)	418,577	418,401

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
ICU Medical, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 2.50%, 6.92%, 1/8/2029 (b)	$ 29,775	$ 28,882
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.19%, 3/15/2028 (b)	418,609	418,722
ICON Luxembourg SARL Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (b)	203,887	203,531
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (b)	50,798	50,710
		672,963
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75%, 6.13%, 2/4/2027 (b)	407,757	405,113
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.12%, 12/31/2025 (b)	368,459	365,800
INTERNET & TELECOM — 0.3%
Go Daddy Operating Company LLC Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 7.57%, 11/9/2029	307,737	307,630
IT SERVICES — 0.3%
Fleetcor Technologies Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.13%, 4/28/2028 (b)	418,630	414,967
MACHINERY — 0.4%
Ali Group North America Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.44%, 7/30/2029 (b)	75,178	74,708
Security Description	Principal Amount	Value
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD SOFR + 1.75%, 6.17%, 3/1/2027 (b)	$ 443,164	$ 440,211
		514,919
MEDIA — 0.2%
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00%, 7.12%, 12/1/2028 (b)	79,200	77,080
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50%, 6.88%, 9/18/2026 (b)	135,800	134,934
		212,014
MRI/MEDICAL DIAG IMAGING — 0.2%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 6.48%, 6/11/2025 (b)	271,862	271,098
PHARMACEUTICALS — 0.5%
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00%, 6.38%, 2/22/2028 (b)	34,474	34,005
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 5.87%, 8/1/2027 (b)	277,123	266,687
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 11/15/2027 (b)	319,481	309,631
		610,323
PROFESSIONAL SERVICES — 0.1%
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 6.63%, 12/1/2028 (b)	75,663	75,048
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 6.38%, 1/2/2026(b)	418,411	413,704

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.6%
NortonLifeLock, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.00%, 6.42%, 9/12/2029	$ 277,494	$ 273,390
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.13%, 4/16/2025 (b)	414,835	408,535
		681,925
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 6.67%, 12/16/2028 (b)	39,600	38,907
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,046,662)		7,992,530
	Shares
SHORT-TERM INVESTMENT — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (e) (f) (Cost $4,559,807)	4,559,807	4,559,807
TOTAL INVESTMENTS — 99.4% (Cost $132,484,489)		125,678,570
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		818,856
NET ASSETS — 100.0%		$ 126,497,426

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 33.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 18,880,402	$—	$ 18,880,402
Asset-Backed Securities	—	29,056,100	—	29,056,100
Foreign Government Obligations	—	622,978	—	622,978
U.S. Government Agency Obligations	—	8,917,117	—	8,917,117
U.S. Treasury Obligations	—	35,550,373	—	35,550,373
Mortgage-Backed Securities	—	12,975,249	—	12,975,249
Commercial Mortgage Backed Securities	—	7,124,014	—	7,124,014
Senior Floating Rate Loans	—	7,992,530	—	7,992,530
Short-Term Investment	4,559,807	—	—	4,559,807
TOTAL INVESTMENTS	$4,559,807	$121,118,763	$—	$125,678,570
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,824,635	$7,824,635	$44,833,238	$48,098,066	$—	$—	4,559,807	$4,559,807	$78,186
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.2%
ARGENTINA — 0.0% (a)
Pampa Energia SA Series REGS, 9.13%, 4/15/2029	$ 150,000	$ 138,117
AUSTRALIA — 0.2%
Glencore Funding LLC:
1.63%, 4/27/2026 (b)	1,055,000	933,738
3.38%, 9/23/2051 (b)	1,115,000	736,012
Macquarie Group, Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (b) (c)	2,525,000	1,933,670
Westpac Banking Corp. 5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	2,370,000	1,753,373
		5,356,793
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,750,000	1,744,120
BERMUDA — 0.1%
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,140,000	1,652,401
BRAZIL — 0.2%
Banco do Brasil SA Series REGS, 10 Year CMT + 6.36%, 9.00%, 6/18/2024 (c)	1,100,000	1,095,380
Braskem Netherlands Finance B.V. 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (c)	1,100,000	1,065,955
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	600,000	494,490
Movida Europe SA 5.25%, 2/8/2031	400,000	300,200
MV24 Capital B.V. 6.75%, 6/1/2034	256,950	234,857
Petrobras Global Finance B.V.:
5.50%, 6/10/2051	200,000	153,552
6.75%, 6/3/2050	1,000,000	873,850
Simpar Europe SA 5.20%, 1/26/2031	200,000	151,166
		4,369,450
CANADA — 0.5%
1375209 BC, Ltd. 9.00%, 1/30/2028 (b)	79,000	76,961
Bank of Montreal 5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	2,385,000	1,810,358
Security Description	Principal Amount	Value
Bank of Nova Scotia 3.45%, 4/11/2025	$ 3,330,000	$ 3,209,054
Bombardier, Inc. 7.88%, 4/15/2027 (b)	365,000	355,353
Garda World Security Corp.:
4.63%, 2/15/2027 (b)	615,000	543,888
6.00%, 6/1/2029 (b)	480,000	392,386
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (b)	265,000	231,337
7.00%, 12/31/2027 (b)	220,000	180,884
Mattamy Group Corp. 4.63%, 3/1/2030 (b)	395,000	322,814
Parkland Corp.:
4.50%, 10/1/2029 (b)	435,000	364,300
4.63%, 5/1/2030 (b)	300,000	249,924
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (b)	325,000	280,683
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (b)	395,000	339,214
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (b)	175,000	79,667
6.50%, 10/15/2027 (b)	170,000	49,949
Tervita Corp. 11.00%, 12/1/2025 (b)	237,000	255,583
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (b)	320,000	288,963
Toronto-Dominion Bank 4.69%, 9/15/2027	2,860,000	2,827,367
		11,858,685
CAYMAN ISLANDS — 0.0% (a)
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (b)	584,188	497,944
CHILE — 0.1%
CAP SA 3.90%, 4/27/2031 (b)	1,350,000	1,057,671
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	500,000	358,720
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	530,880	490,050
Inversiones La Construccion SA 4.75%, 2/7/2032	900,000	734,157
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (b)	150,000	123,453
VTR Comunicaciones SpA 5.13%, 1/15/2028	600,000	374,148
		3,138,199

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CHINA — 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	$ 1,410,000	$ 1,342,292
COLOMBIA — 0.2%
AI Candelaria Spain SA 5.75%, 6/15/2033 (b)	900,000	688,707
Banco Davivienda SA VRN, 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (b) (c)	600,000	462,426
Ecopetrol SA:
4.63%, 11/2/2031	400,000	306,532
5.88%, 5/28/2045	200,000	140,000
5.88%, 11/2/2051	2,050,000	1,385,390
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,400,000	1,113,658
Series REGS, 4.38%, 2/15/2031	1,000,000	770,030
Grupo Aval, Ltd. 4.38%, 2/4/2030 (b)	300,000	243,762
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	167,485
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	440,885
		5,718,875
FRANCE — 0.1%
Altice France SA 5.50%, 10/15/2029 (b)	460,000	352,194
TotalEnergies Capital International SA 3.39%, 6/29/2060	1,120,000	786,890
		1,139,084
GERMANY — 0.0% (a)
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (b)	700,000	622,678
HONG KONG — 0.0% (a)
Seaspan Corp. 5.50%, 8/1/2029 (b)	325,000	246,152
INDIA — 0.2%
Adani Electricity Mumbai, Ltd.:
Series REGS, 3.87%, 7/22/2031	400,000	288,020
Series REGS, 3.95%, 2/12/2030	200,000	151,558
Adani International Container Terminal Pvt, Ltd. Series REGS, 3.00%, 2/16/2031	750,000	588,074
Security Description	Principal Amount	Value
Adani Ports & Special Economic Zone, Ltd.:
4.00%, 7/30/2027	$ 200,000	$ 175,028
Series REGS, 4.38%, 7/3/2029	400,000	336,044
JSW Hydro Energy, Ltd. 4.13%, 5/18/2031 (b)	354,000	295,848
JSW Steel, Ltd. 5.05%, 4/5/2032	1,000,000	790,240
Reliance Industries, Ltd. 2.88%, 1/12/2032	800,000	649,072
UPL Corp., Ltd.:
4.50%, 3/8/2028	1,300,000	1,092,633
4.63%, 6/16/2030	200,000	155,715
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (b)	1,400,000	903,826
		5,426,058
INDONESIA — 0.2%
Freeport Indonesia PT:
5.32%, 4/14/2032 (b)	400,000	367,772
6.20%, 4/14/2052	200,000	174,586
Indofood CBP Sukses Makmur Tbk PT:
3.40%, 6/9/2031	200,000	164,548
3.54%, 4/27/2032	200,000	163,063
Indonesia Asahan Aluminium Persero PT 5.80%, 5/15/2050	200,000	167,544
LLPL Capital Pte., Ltd. 6.88%, 2/4/2039	1,109,160	967,121
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	200,000	176,114
Series REGS, 5.63%, 8/10/2037	2,400,000	1,857,576
		4,038,324
IRELAND — 0.1%
Avolon Holdings Funding, Ltd.:
2.13%, 2/21/2026 (b)	1,345,000	1,159,524
3.25%, 2/15/2027 (b)	685,000	588,100
		1,747,624
ISRAEL — 0.1%
Bank Hapoalim BM 5 year CMT + 2.16%, 3.26%, 1/21/2032 (b) (c)	1,000,000	860,480
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (b) (c)	400,000	353,952
		1,214,432
JAMAICA — 0.0% (a)
Digicel Group Holdings, Ltd.:
PIK, 7.00%, 12/31/2099 (b)	622,113	55,990

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PIK, 8.00%, 4/1/2025 (b)	$ 873,471	$ 238,152
		294,142
KUWAIT — 0.0% (a)
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	700,000	609,000
LUXEMBOURG — 0.0% (a)
Altice Financing SA 5.00%, 1/15/2028 (b)	240,000	193,963
Altice France Holding SA 6.00%, 2/15/2028 (b)	430,000	253,889
Guara Norte SARL 5.20%, 6/15/2034	273,171	230,882
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (b)	240,000	215,369
		894,103
MAURITIUS — 0.0% (a)
Network i2i Ltd. Series REGS, 5 Year CMT + 3.39%, 3.98%, 12/31/2099 (c)	600,000	522,972
MEXICO — 0.2%
Banco Mercantil del Norte SA:
10 year CMT + 5.03%, 6.63%, 1/24/2032 (c)	200,000	165,588
10 year CMT + 5.47%, 7.50%, 6/27/2029 (b) (c)	1,400,000	1,281,294
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (c)	800,000	664,616
BBVA Bancomer SA:
VRN, 5 Year CMT + 4.31%, 5.88%, 9/13/2034 (c)	600,000	555,348
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (c)	200,000	179,950
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	357,375
Cemex SAB de CV 5 Year CMT + 4.53%, 5.13%, 6/8/2026 (c)	900,000	833,625
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2027 (c) (d)	500,000	9,245
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	282,000	62,314
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (c) (d)	1,800,000	11,898
		4,121,253
Security Description	Principal Amount	Value
NETHERLANDS — 0.0% (a)
Mong Duong Finance Holdings BV Series REGS, 5.13%, 5/7/2029	$ 250,000	$ 208,308
PANAMA — 0.1%
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	240,555
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	450,000	417,713
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	162,886
UEP Penonome II SA:
6.50%, 10/1/2038 (b)	323,148	235,894
Series REGS, 6.50%, 10/1/2038	369,311	269,594
		1,326,642
PARAGUAY — 0.0% (a)
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 6/5/2034	136,993	93,098
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 9/30/2036	233,333	146,029
		239,127
PERU — 0.2%
Banco de Credito del Peru S.A. VRN, 5 Year CMT + 3.00%, 3.13%, 7/1/2030 (b) (c)	400,000	363,364
Banco Internacional del Peru SAA Interbank Series REGS, VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (c)	1,200,000	1,086,180
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	298,823	273,863
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	786,600	747,860
Petroleos del Peru SA:
4.75%, 6/19/2032	700,000	535,353
5.63%, 6/19/2047	200,000	130,130
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 8.63%, 12/13/2027 (c)	500,000	493,930
		3,630,680
QATAR — 0.0% (a)
QatarEnergy Trading LLC 2.25%, 7/12/2031	1,000,000	827,462

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SAUDI ARABIA — 0.1%
EIG Pearl Holdings SARL:
3.55%, 8/31/2036	$ 500,000	$ 419,980
Series REGS, 4.39%, 11/30/2046	900,000	690,799
		1,110,779
SINGAPORE — 0.1%
Avation Capital SA PIK, 8.25%, 10/31/2026 (b)	267,465	210,631
Oversea-Chinese Banking Corp., Ltd. Series REGS, VRN, 5 Year CMT + 1.58%, 1.83%, 9/10/2030 (c)	700,000	629,958
Temasek Financial I Ltd. 1.00%, 10/6/2030 (b)	1,900,000	1,469,821
		2,310,410
SOUTH AFRICA — 0.0% (a)
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	500,000	436,625
Sasol Financing USA LLC 5.50%, 3/18/2031	800,000	649,424
		1,086,049
SOUTH KOREA — 0.1%
KT Corp. 1.38%, 1/21/2027	700,000	600,936
LG Chem, Ltd. 2.38%, 7/7/2031 (b)	250,000	196,428
Shinhan Financial Group Co., Ltd. VRN, 5 Year CMT + 2.06%, 2.88%, 5/12/2026 (b) (c)	900,000	770,454
		1,567,818
SPAIN — 0.0% (a)
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (b)	640,000	553,728
THAILAND — 0.0% (a)
Bangkok Bank PCL VRN, 5 Year CMT + 4.73%, 5.00%, 12/31/2099 (c)	400,000	380,060
Kasikornbank PCL Series EMTN, VRN, 5 Year CMT + 4.94%, 5.28%, 10/14/2025 (c)	700,000	656,250
		1,036,310
UNITED ARAB EMIRATES — 0.0% (a)
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (b)	184,932	157,166
2.94%, 9/30/2040	193,306	155,205
		312,371
Security Description	Principal Amount	Value
UNITED KINGDOM — 0.1%
BAT Capital Corp. 2.73%, 3/25/2031	$ 2,295,000	$ 1,789,848
eG Global Finance PLC 8.50%, 10/30/2025 (b)	415,000	388,701
		2,178,549
UNITED STATES — 9.1%
AbbVie, Inc. 3.85%, 6/15/2024	1,820,000	1,791,317
Academy, Ltd. 6.00%, 11/15/2027 (b)	385,000	369,812
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 8/1/2029 (b)	215,000	173,030
Acuris Finance US, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (b)	475,000	379,055
AdaptHealth LLC 5.13%, 3/1/2030 (b)	900,000	766,008
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,730,000	1,225,030
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (b)	305,000	302,874
Air Lease Corp. 3.25%, 3/1/2025	1,505,000	1,429,163
Air Methods Corp. 8.00%, 5/15/2025 (b)	78,000	4,458
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	3,015,000	2,246,356
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (b)	345,000	310,859
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (b)	355,000	325,546
9.75%, 7/15/2027 (b)	455,000	399,390
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (b)	110,000	59,837
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (b)	640,000	585,510
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	124,322
American Express Co. 3.95%, 8/1/2025	1,735,000	1,700,300
AmWINS Group, Inc. 4.88%, 6/30/2029 (b)	330,000	283,328
Antero Resources Corp. 5.38%, 3/1/2030 (b)	330,000	305,877

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
APi Group DE, Inc. 4.75%, 10/15/2029 (b)	$ 475,000	$ 416,057
Arconic Corp. 6.13%, 2/15/2028 (b)	860,000	808,357
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (b)	300,000	220,566
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,587,000	1,444,678
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (b)	225,000	182,133
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (b)	590,000	475,121
AssuredPartners, Inc. 5.63%, 1/15/2029 (b)	420,000	348,923
AT&T, Inc.:
2.25%, 2/1/2032	2,215,000	1,736,759
2.75%, 6/1/2031	500,000	415,175
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	555,000	411,161
Athene Holding, Ltd. 3.95%, 5/25/2051	2,620,000	1,786,002
Bank of America Corp.:
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,620,000	2,668,700
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	385,000	375,814
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	540,000	533,947
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (b)	420,000	268,703
6.13%, 2/1/2027 (b)	185,000	127,267
11.00%, 9/30/2028 (b)	141,000	110,572
14.00%, 10/15/2030	28,000	16,633
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (b)	435,000	390,247
Berry Global, Inc. 0.95%, 2/15/2024	1,769,000	1,681,346
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (b)	2,825,000	2,075,443
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (b)	235,000	233,757
Boeing Co. 2.95%, 2/1/2030	1,945,000	1,646,384
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (b)	35,000	34,326
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	665,000	625,432
Broadcom, Inc. 3.42%, 4/15/2033 (b)	2,229,000	1,789,174
Security Description	Principal Amount	Value
Brown & Brown, Inc. 2.38%, 3/15/2031	$ 1,600,000	$ 1,219,840
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (b)	400,000	325,652
5.00%, 3/1/2030 (b)	400,000	356,584
Bunge, Ltd. Finance Corp. 2.75%, 5/14/2031	1,175,000	964,534
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (b)	465,000	378,138
Callon Petroleum Co. 7.50%, 6/15/2030 (b)	455,000	417,699
Calpine Corp.:
4.50%, 2/15/2028 (b)	265,000	236,841
4.63%, 2/1/2029 (b)	205,000	176,651
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (c)	1,850,000	1,814,794
Carnival Corp.:
5.75%, 3/1/2027 (b)	605,000	431,661
9.88%, 8/1/2027 (b)	420,000	397,845
Carrier Global Corp. 3.58%, 4/5/2050	1,185,000	848,768
Castle US Holding Corp. 9.50%, 2/15/2028 (b)	235,000	92,423
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (b)	380,000	281,002
4.50%, 8/15/2030 (b)	370,000	306,367
4.75%, 3/1/2030 (b)	755,000	652,086
4.75%, 2/1/2032 (b)	375,000	304,016
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	387,701
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,900,000	2,140,084
Chesapeake Energy Corp. 5.88%, 2/1/2029 (b)	415,000	395,350
Chord Energy Corp. 6.38%, 6/1/2026 (b)	255,000	247,044
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (b)	310,000	225,621
6.00%, 1/15/2029 (b)	220,000	184,142
6.88%, 4/15/2029 (b)	220,000	114,068
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,935,000	3,614,022
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (b)	205,000	174,307
Clean Harbors, Inc. 5.13%, 7/15/2029 (b)	145,000	134,421
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (b)	220,000	160,021

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 4/15/2028 (b)	$ 80,000	$ 58,714
Clearway Energy Operating LLC 4.75%, 3/15/2028 (b)	375,000	347,704
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (b)	550,000	454,008
CNX Resources Corp.:
6.00%, 1/15/2029 (b)	375,000	346,121
7.38%, 1/15/2031	115,000	110,343
Coherent Corp. 5.00%, 12/15/2029 (b)	405,000	350,418
Comcast Corp. 2.94%, 11/1/2056	2,896,000	1,816,458
CommScope Technologies LLC 5.00%, 3/15/2027 (b)	230,000	157,746
CommScope, Inc. 4.75%, 9/1/2029 (b)	470,000	379,553
Consolidated Communications, Inc. 5.00%, 10/1/2028 (b)	290,000	213,858
Constellation Brands, Inc.:
2.88%, 5/1/2030	1,625,000	1,381,169
3.15%, 8/1/2029	560,000	490,722
Continental Resources, Inc. 2.27%, 11/15/2026 (b)	635,000	550,685
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (b)	340,000	239,663
Coty, Inc.:
5.00%, 4/15/2026 (b)	410,000	390,800
6.50%, 4/15/2026 (b)	245,000	235,384
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (b)	1,015,000	889,363
Crown Castle, Inc. 4.30%, 2/15/2029	1,635,000	1,544,110
CSC Holdings LLC 5.75%, 1/15/2030 (b)	810,000	457,990
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (b)	285,000	266,042
CSX Corp. 3.35%, 9/15/2049	2,505,000	1,804,827
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (b)	380,000	341,495
Dana, Inc.:
4.25%, 9/1/2030	95,000	76,554
5.38%, 11/15/2027	125,000	115,920
5.63%, 6/15/2028	300,000	272,916
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (b)	455,000	387,706
Security Description	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (b)	$ 385,000	$ 45,838
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	530,000	345,152
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (b)	485,000	434,933
Discover Financial Services 4.10%, 2/9/2027	1,900,000	1,788,242
DISH DBS Corp.:
5.13%, 6/1/2029	195,000	125,796
5.75%, 12/1/2028 (b)	405,000	323,502
5.88%, 11/15/2024	110,000	102,597
Dollar General Corp.:
3.50%, 4/3/2030	1,965,000	1,761,092
4.25%, 9/20/2024	860,000	848,820
Dollar Tree, Inc. 4.00%, 5/15/2025	1,763,000	1,721,763
DTE Energy Co. 4.22%, 11/1/2024 (e)	920,000	905,308
Duke Energy Carolinas LLC 3.55%, 3/15/2052	670,000	506,145
Duke Energy Corp. 2.65%, 9/1/2026	2,960,000	2,734,596
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (b)	505,000	435,164
Elevance Health, Inc.:
3.30%, 1/15/2023	1,507,000	1,506,201
4.10%, 5/15/2032	1,880,000	1,746,558
Embarq Corp. 8.00%, 6/1/2036	285,000	132,545
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b)	240,000	118,536
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	167,954
4.63%, 4/1/2031	455,000	390,718
4.75%, 2/1/2030	60,000	52,840
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.13%, 4/1/2029 (b) (d)	215,000	163,424
Energizer Holdings, Inc. 6.50%, 12/31/2027 (b)	235,000	224,152
Energy Transfer L.P.:
4.75%, 1/15/2026	895,000	873,386
5.00%, 5/15/2044	950,000	777,090
Entergy Louisiana LLC 4.75%, 9/15/2052	580,000	523,038
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,590,000	1,546,180
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (b)	395,000	325,492
Essential Utilities, Inc. 3.35%, 4/15/2050	2,680,000	1,841,214

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Everi Holdings, Inc. 5.00%, 7/15/2029 (b)	$ 580,000	$ 499,844
Exelon Corp. 4.10%, 3/15/2052	255,000	202,709
Expedia Group, Inc.:
3.80%, 2/15/2028	2,325,000	2,134,489
5.00%, 2/15/2026	1,405,000	1,387,016
Exxon Mobil Corp. 2.99%, 3/19/2025	1,150,000	1,108,565
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (b)	275,000	250,561
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (b)	510,000	411,692
Ford Motor Co. 3.25%, 2/12/2032	1,275,000	959,374
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	429,079
4.95%, 5/28/2027	400,000	373,608
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (b)	500,000	426,170
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	100,000	93,768
4.63%, 8/1/2030	300,000	280,422
5.25%, 9/1/2029	700,000	675,087
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (b)	250,000	218,005
5.88%, 10/15/2027 (b)	125,000	116,339
6.00%, 1/15/2030 (b)	435,000	342,271
Full House Resorts, Inc. 8.25%, 2/15/2028 (b)	505,000	446,122
Gap, Inc. 3.88%, 10/1/2031 (b)	405,000	285,719
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,135,000	944,241
3.10%, 1/12/2032	1,110,000	871,883
Georgia-Pacific LLC 3.60%, 3/1/2025 (b)	1,868,000	1,810,092
Glatfelter Corp. 4.75%, 11/15/2029 (b)	325,000	197,353
Goldman Sachs Group, Inc. 3 Month USD LIBOR + 1.17%, 5.78%, 5/15/2026 (c)	3,090,000	3,060,552
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	535,000	437,839
GrafTech Finance, Inc. 4.63%, 12/15/2028 (b)	195,000	160,994
Griffon Corp. 5.75%, 3/1/2028	960,000	877,901
Security Description	Principal Amount	Value
Guardian Life Global Funding 1.25%, 5/13/2026 (b)	$ 1,740,000	$ 1,538,421
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	175,000	173,343
Halliburton Co. 2.92%, 3/1/2030	922,000	791,832
HCA, Inc.:
4.13%, 6/15/2029	880,000	803,352
5.13%, 6/15/2039	1,050,000	935,980
Hertz Corp. 5.00%, 12/1/2029 (b)	215,000	163,067
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (b)	750,000	643,155
5.13%, 6/15/2028 (b)	365,000	339,680
5.50%, 10/15/2030 (b)	310,000	285,098
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (b)	375,000	215,179
Hightower Holding LLC 6.75%, 4/15/2029 (b)	315,000	263,683
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (b)	540,000	489,910
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	353,045
iHeartCommunications, Inc. 8.38%, 5/1/2027	75,000	63,878
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (b)	510,000	429,216
Installed Building Products, Inc. 5.75%, 2/1/2028 (b)	435,000	392,231
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	2,435,000	1,781,884
Iron Mountain, Inc.:
4.88%, 9/15/2029 (b)	185,000	161,176
REIT, 4.50%, 2/15/2031 (b)	260,000	214,159
Jeld-Wen, Inc. 4.63%, 12/15/2025 (b)	220,000	183,788
JPMorgan Chase & Co.:
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	2,165,000	1,732,087
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	2,125,000	1,727,497
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	900,000	878,652
LD Holdings Group LLC:
6.13%, 4/1/2028 (b)	60,000	35,819
6.50%, 11/1/2025 (b)	105,000	71,571

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (b)	$ 425,000	$ 368,071
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (b)	340,000	302,794
LFS Topco LLC 5.88%, 10/15/2026 (b)	395,000	318,153
Lifepoint Health, Inc. 5.38%, 1/15/2029 (b)	285,000	161,347
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (b)	275,000	159,184
Lowe's Cos., Inc. 4.40%, 9/8/2025	2,075,000	2,047,340
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (b)	545,000	483,115
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (b)	155,000	132,045
5.13%, 12/15/2026 (b)	240,000	208,486
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	324,230
Madison IAQ LLC:
4.13%, 6/30/2028 (b)	340,000	283,138
5.88%, 6/30/2029 (b)	220,000	151,325
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,205,000	1,786,248
Marvell Technology, Inc. 1.65%, 4/15/2026	1,470,000	1,300,524
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (b)	1,980,000	1,375,526
Match Group Holdings II LLC 5.00%, 12/15/2027 (b)	775,000	719,657
Mativ Holdings, Inc. 6.88%, 10/1/2026 (b)	250,000	218,695
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	305,000	256,722
Medline Borrower L.P. 5.25%, 10/1/2029 (b)	555,000	441,103
Metis Merger Sub LLC 6.50%, 5/15/2029 (b)	210,000	177,576
Michaels Cos., Inc.:
5.25%, 5/1/2028 (b)	240,000	193,831
7.88%, 5/1/2029 (b)	200,000	134,978
Microsoft Corp. 2.92%, 3/17/2052	1,090,001	776,604
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (b)	370,000	316,154
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (b)	190,000	160,088
Security Description	Principal Amount	Value
ModivCare, Inc. 5.88%, 11/15/2025 (b)	$ 260,000	$ 246,207
Monongahela Power Co. 5.40%, 12/15/2043 (b)	900,000	867,285
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (c)	4,870,000	3,552,324
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (b)	90,000	81,065
MPLX L.P. 1.75%, 3/1/2026	780,000	696,290
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	260,362
Nabors Industries, Ltd. 7.25%, 1/15/2026 (b)	305,000	288,725
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (b)	620,000	481,740
Navient Corp. 5.00%, 3/15/2027	285,000	249,275
NCL Corp., Ltd. 5.88%, 3/15/2026 (b)	395,000	310,889
NetApp, Inc. 1.88%, 6/22/2025	1,525,000	1,405,394
News Corp. 5.13%, 2/15/2032 (b)	155,000	140,921
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	815,000	805,187
NFP Corp. 4.88%, 8/15/2028 (b)	280,000	238,392
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (b)	275,000	244,945
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	110,000	84,876
NRG Energy, Inc. 3.63%, 2/15/2031 (b)	545,000	416,996
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	492,573
Occidental Petroleum Corp.:
6.13%, 1/1/2031	435,000	440,216
6.45%, 9/15/2036	220,000	224,444
6.60%, 3/15/2046	215,000	221,267
6.63%, 9/1/2030	305,000	315,153
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (b)	600,000	491,616
6.25%, 10/1/2029 (b)	400,000	303,956
Omnicom Group, Inc. 2.45%, 4/30/2030	2,200,000	1,816,364
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	204,810

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 3/15/2026	$ 324,000	$ 308,066
Oracle Corp.:
3.60%, 4/1/2050	1,935,000	1,320,076
3.80%, 11/15/2037	155,000	122,276
6.25%, 11/9/2032	165,000	173,258
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/2031 (b)	570,000	493,745
Owens & Minor, Inc. 6.63%, 4/1/2030 (b)	530,000	455,742
Pacific Gas & Electric Co. 2.50%, 2/1/2031	1,135,000	882,451
Par Petroleum LLC/Par Petroleum Finance Corp. 7.75%, 12/15/2025 (b)	250,000	240,983
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (b)	290,000	245,476
Parker-Hannifin Corp. 4.25%, 9/15/2027	455,000	442,133
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	100,000	88,502
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (b)	160,000	103,867
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (b)	310,000	245,241
5.63%, 1/15/2027 (b)	620,000	561,664
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (b)	495,000	386,927
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (b)	920,000	863,898
PepsiCo, Inc. 3.60%, 2/18/2028	550,000	528,302
Performance Food Group, Inc.:
4.25%, 8/1/2029 (b)	380,000	329,190
5.50%, 10/15/2027 (b)	460,000	436,982
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (b)	500,000	466,450
Pike Corp. 5.50%, 9/1/2028 (b)	560,000	489,496
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,235,000	1,100,558
Post Holdings, Inc.:
4.63%, 4/15/2030 (b)	90,000	77,647
5.50%, 12/15/2029 (b)	140,000	126,837
Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (b)	$ 305,000	$ 224,416
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (b)	350,000	319,589
Qorvo, Inc. 1.75%, 12/15/2024 (b)	700,000	645,848
Quanta Services, Inc. 2.35%, 1/15/2032	2,355,000	1,789,988
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (b)	300,000	220,482
Radiology Partners, Inc. 9.25%, 2/1/2028 (b)	230,000	129,343
Raytheon Technologies Corp. 3.03%, 3/15/2052	1,140,000	779,110
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (b)	450,000	328,131
Rent-A-Center, Inc. 6.38%, 2/15/2029 (b)	205,000	166,073
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (b)	205,000	177,225
Royal Caribbean Cruises, Ltd. 5.50%, 8/31/2026 (b)	420,000	353,363
Royalty Pharma PLC 3.30%, 9/2/2040	2,515,000	1,759,167
RP Escrow Issuer LLC 5.25%, 12/15/2025 (b)	210,000	160,604
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,230,000	1,206,618
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (c)	2,040,000	1,755,032
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (b)	470,000	396,873
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	440,000	356,426
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (b)	170,000	138,310
Scripps Escrow, Inc. 5.88%, 7/15/2027 (b)	105,000	94,038
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (b)	605,000	564,392
Select Medical Corp. 6.25%, 8/15/2026 (b)	490,000	466,990
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (b)	340,000	310,624

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (b)	$ 415,000	$ 341,412
Smithfield Foods, Inc. 4.25%, 2/1/2027 (b)	1,865,000	1,715,352
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	515,000	415,265
Southern Co. Series A, 3.70%, 4/30/2030	1,950,000	1,761,610
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	367,147
5.38%, 2/1/2029	410,000	379,754
Spectrum Brands, Inc. 5.00%, 10/1/2029 (b)	370,000	323,650
SRS Distribution, Inc.:
4.63%, 7/1/2028 (b)	315,000	281,374
6.13%, 7/1/2029 (b)	355,000	288,136
Staples, Inc.:
7.50%, 4/15/2026 (b)	340,000	292,682
10.75%, 4/15/2027 (b)	150,000	108,038
Station Casinos LLC 4.63%, 12/1/2031 (b)	295,000	237,738
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (b)	395,000	338,128
SunCoke Energy, Inc. 4.88%, 6/30/2029 (b)	510,000	435,066
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	131,201
6.00%, 4/15/2027	170,000	167,850
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (b)	165,000	95,684
Sysco Corp.:
3.25%, 7/15/2027	855,000	791,234
3.30%, 2/15/2050	920,000	632,776
Tenet Healthcare Corp.:
6.13%, 10/1/2028 (b)	230,000	206,395
6.13%, 6/15/2030 (b)	450,000	428,585
6.25%, 2/1/2027 (b)	245,000	235,325
Textron, Inc. 2.45%, 3/15/2031	3,310,000	2,651,244
T-Mobile USA, Inc. 2.25%, 2/15/2026	2,920,000	2,659,302
TMS International Corp. 6.25%, 4/15/2029 (b)	180,000	129,559
Townsquare Media, Inc. 6.88%, 2/1/2026 (b)	150,000	132,183
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	488,306
6.25%, 3/15/2026 (b)	450,000	444,744
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (b)	328,125	319,715
Trident TPI Holdings, Inc. 6.63%, 11/1/2025 (b)	410,000	360,878
Security Description	Principal Amount	Value
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	$ 220,000	$ 178,226
Triumph Group, Inc. 7.75%, 8/15/2025	147,000	125,193
Uber Technologies, Inc. 4.50%, 8/15/2029 (b)	380,000	331,292
United Airlines, Inc. 4.63%, 4/15/2029 (b)	400,000	349,084
United Natural Foods, Inc. 6.75%, 10/15/2028 (b)	455,000	437,642
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (b)	325,000	215,196
Univision Communications, Inc. 4.50%, 5/1/2029 (b)	325,000	271,629
US Foods, Inc. 4.75%, 2/15/2029 (b)	340,000	301,923
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	260,000	243,838
Verizon Communications, Inc. 1.75%, 1/20/2031	3,674,000	2,845,807
Viatris, Inc. 1.65%, 6/22/2025	600,000	543,564
Victoria's Secret & Co. 4.63%, 7/15/2029 (b)	385,000	302,090
Viking Cruises, Ltd. 5.88%, 9/15/2027 (b)	955,000	779,509
Virtusa Corp. 7.13%, 12/15/2028 (b)	155,000	118,918
VMware, Inc. 2.20%, 8/15/2031	1,670,000	1,266,144
Vontier Corp. 1.80%, 4/1/2026	2,440,000	2,064,142
Vornado Realty L.P. 2.15%, 6/1/2026	685,000	580,277
WarnerMedia Holdings, Inc. 3.76%, 3/15/2027 (b)	2,010,000	1,814,105
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (b)	555,000	523,082
Weatherford International, Ltd.:
6.50%, 9/15/2028 (b)	240,000	235,349
8.63%, 4/30/2030 (b)	295,000	284,867
Wells Fargo & Co.:
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	740,000	721,374
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,910,000	1,769,233
Welltower, Inc. 2.05%, 1/15/2029	2,240,000	1,819,821

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating L.P. 4.30%, 2/1/2030	$ 395,000	$ 345,988
Wheel Pros, Inc. 6.50%, 5/15/2029 (b)	100,000	37,503
Williams Cos., Inc. 3.75%, 6/15/2027	681,000	641,883
Workday, Inc. 3.70%, 4/1/2029	865,000	793,464
WR Grace Holdings LLC 5.63%, 8/15/2029 (b)	270,000	218,435
WRKCo, Inc. 3.75%, 3/15/2025	1,810,000	1,751,193
XHR L.P.:
4.88%, 6/1/2029 (b)	425,000	348,997
6.38%, 8/15/2025 (b)	265,000	258,672
Yum! Brands, Inc. 4.75%, 1/15/2030 (b)	375,000	344,704
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (b)	230,000	170,455
6.13%, 3/1/2028 (b)	110,000	62,729
		211,171,650
TOTAL CORPORATE BONDS & NOTES (Cost $333,031,053)		284,252,581
ASSET-BACKED SECURITIES — 10.7%
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 4.55%, 10/25/2024 (c)	104,734	104,579
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, Class A2C, ABS, 1 Month USD LIBOR + 0.30%, 4.69%, 7/25/2036 (c)	8,532,065	2,218,336
Series 2007-WM2, Class A2C, ABS, 1 Month USD LIBOR + 0.28%, 4.67%, 2/25/2037 (c)	2,868,879	1,198,885
Affirm Asset Securitization Trust Series 2022-A, Class A, 4.30%, 5/17/2027 (b)	3,000,000	2,850,696
Aimco CLO 11, Ltd. Series 2020-11A, Class AR, 3 Month USD LIBOR + 1.13%, 5.21%, 10/17/2034 (b) (c)	2,000,000	1,933,000
Ameriquest Mortgage Securities Asset-Backed Pass-Through Series 2004-FR1, Class M5, 3.97%, 5/25/2034 (e)	4,804,032	3,360,303
Security Description	Principal Amount	Value
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (b)	$ 3,000,000	$ 2,497,276
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (b)	3,000,000	2,454,572
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (b)	2,000,000	1,647,008
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, ABS, 3 Month USD LIBOR + 1.21%, 5.29%, 10/15/2034 (b) (c)	2,000,000	1,930,400
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 Month USD LIBOR + 0.18%, 4.57%, 7/25/2036 (c)	17,971,001	4,800,156
Bain Capital Credit CLO, Ltd.:
Series 2019-3A, Class DR, ABS, 3 Month USD LIBOR + 3.10%, 7.38%, 10/21/2034 (b) (c)	1,000,000	917,638
Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 7.79%, 1/20/2032 (b) (c)	2,500,000	2,335,395
Series 2021-6A, Class A1, 3 Month USD LIBOR + 1.15%, 5.43%, 10/21/2034 (b) (c)	3,000,000	2,886,300
Series 2022-3A, Class D, 3 Month SOFR + 3.70%, 7.56%, 7/17/2035 (b) (c)	1,000,000	888,600
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (b)	4,692,910	3,534,285
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 Month USD LIBOR + 0.36%, 3.80%, 10/25/2036 (c)	16,946,131	11,306,902
Canyon Capital CLO, Ltd.:
Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 7.08%, 7/15/2030 (b) (c)	1,000,000	890,500
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.10%, 7.18%, 4/15/2034 (b) (c)	2,000,000	1,793,150

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 6.00%, 10.08%, 4/15/2034 (b) (c)	$ 1,000,000	$ 874,827
Series 2022-2A, Class A2, Class A2, 3 Month SOFR + 2.00%, 5.96%, 4/20/2035 (b) (c)	2,000,000	1,916,000
Catamaran CLO, Ltd. Series 2018-1A, Class C, 3 Month USD LIBOR + 2.50%, 6.86%, 10/25/2031 (b) (c)	1,000,000	918,600
CIFC Funding, Ltd.:
Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 7.63%, 7/16/2030 (b) (c)	1,000,000	916,200
Series 2017-1A, Class D, ABS, 3 Month USD LIBOR + 3.50%, 7.78%, 4/23/2029 (b) (c)	1,000,000	959,000
Series 2021-1A, Class E, ABS, 3 Month USD LIBOR + 6.00%, 10.36%, 4/25/2033 (b) (c)	500,000	447,872
Series 2022-3A, Class B, Class B, 3 Month SOFR + 2.00%, 5.99%, 4/21/2035 (b) (c)	2,000,000	1,918,200
Dryden 68 CLO, Ltd. Series 2019-68A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 7.43%, 7/15/2035 (b) (c)	1,500,000	1,389,318
Elmwood CLO VIII, Ltd. Series 2021-1A, Class D1, ABS, 3 Month USD LIBOR + 3.00%, 7.24%, 1/20/2034 (b) (c)	1,500,000	1,413,818
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	1,000,000	931,873
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (b)	1,500,000	1,357,740
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + 0.14%, 4.53%, 3/25/2037 (c)	9,173,789	4,782,956
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (b)	2,000,000	1,755,206
Security Description	Principal Amount	Value
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	$ 2,000,000	$ 1,765,792
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (b) (c)	3,000,000	2,620,637
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	2,650,000	2,125,183
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (b)	4,750,000	4,614,880
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 Month USD LIBOR + 1.22%, 5.55%, 5/16/2038 (b) (c)	2,000,000	1,915,408
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (b) (e)	1,166,806	965,237
Galaxy XVIII CLO, Ltd. Series 2018-28A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 7.08%, 7/15/2031 (b) (c)	2,100,000	1,921,534
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (b)	3,166,985	2,384,139
Greystone CRE Notes, Ltd. Series 2021-FL3, Class B, ABS, 1 Month USD LIBOR + 1.65%, 5.97%, 7/15/2039 (b) (c)	2,925,000	2,690,336
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,131,645	915,495
Series 2007-4, Class A3A, Class A3A, ABS, 1 Month USD LIBOR + 0.60%, 4.99%, 3/25/2037 (c)	5,867,563	2,402,556
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (b)	1,627,750	1,497,937
Hayfin Kingsland X, Ltd. Series 2019-1A, Class B1R, ABS, 3 Month USD LIBOR + 1.85%, 6.22%, 4/28/2031 (b) (c)	2,000,000	1,957,564
Helios Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (b)	1,273,326	928,312
Jamestown CLO XII, Ltd. Series 2019-1A, Class A2, ABS, 3 Month USD LIBOR + 2.15%, 6.39%, 4/20/2032 (b) (c)	1,000,000	971,600

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (b)	$ 2,228,440	$ 1,820,439
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 5.77%, 11/15/2038 (b) (c)	2,864,000	2,782,728
Lendbuzz Securitization Trust Series 2022-1A, Class A, Class A, 4.22%, 5/17/2027 (b)	3,726,669	3,580,048
Lendingpoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (b)	4,000,000	3,794,167
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 5.82%, 5/15/2036 (b) (c)	2,955,092	2,881,832
Madison Park Funding XI, Ltd. Series 2013-11A, Class DR, ABS, 3 Month USD LIBOR + 3.25%, 7.57%, 7/23/2029 (b) (c)	1,000,000	937,600
Madison Park Funding XLVIII, Ltd. Series 2021-48A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 7.23%, 4/19/2033 (b) (c)	1,000,000	928,425
Madison Park Funding XVII, Ltd. Series 2015-17A, Class DR, 3 Month USD LIBOR + 3.60%, 7.88%, 7/21/2030 (b) (c)	1,000,000	945,300
Magnetite CLO, Ltd. Series 2021-31A, Class E, 3 Month USD LIBOR + 6.00%, 10.08%, 7/15/2034 (b) (c)	500,000	438,134
Magnetite XXIX, Ltd. Series 2021-29A, Class E, ABS, 3 Month USD LIBOR + 5.75%, 9.83%, 1/15/2034 (b) (c)	500,000	446,040
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.01%, 6/22/2043 (b)	266,812	245,448
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (b)	851,943	761,568
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (b)	1,419,905	1,259,824
Security Description	Principal Amount	Value
Neuberger Berman Loan Advisers CLO, Ltd.:
Series 2021-40A, Class D, ABS, 3 Month USD LIBOR + 2.75%, 6.83%, 4/16/2033 (b) (c)	$ 1,500,000	$ 1,382,954
Series 2022-47A, Class D, ABS, 3 Month SOFR + 3.10%, 6.93%, 4/14/2035 (b) (c)	500,000	447,250
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 Month USD LIBOR + 3.45%, 7.39%, 10/13/2031 (b) (c)	1,000,000	847,800
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR, ABS, 3 Month USD LIBOR + 2.95%, 7.03%, 7/15/2030 (b) (c)	500,000	433,700
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class CR, ABS, 3 Month USD LIBOR + 3.30%, 7.54%, 3/17/2030 (b) (c)	1,000,000	952,506
Octagon Investment Partners 31 Ltd. Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.40%, 7.64%, 7/20/2030 (b) (c)	1,000,000	955,683
Octagon Investment Partners 40, Ltd. Series 2019-1A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 7.59%, 1/20/2035 (b) (c)	500,000	431,000
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.40%, 7.48%, 1/15/2033 (b) (c)	2,500,000	2,258,000
Octagon Investment Partners 51, Ltd. Series 2021-1A, Class A, ABS, 3 Month USD LIBOR + 1.15%, 5.39%, 7/20/2034 (b) (c)	1,385,000	1,338,741
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03%, 10/15/2029 (b)	1,410,823	1,345,307
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (b)	4,499,405	4,049,654
Series 2022-2, Class A, Class A, 4.97%, 1/15/2030 (b)	2,709,273	2,643,379
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 7.39%, 3/25/2026 (b) (c)	1,300,000	1,260,976

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (b) (e)	$ 4,286,950	$ 3,870,546
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (b) (e)	13,299,002	12,412,893
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16%, 5.40%, 4/20/2034 (b) (c)	850,000	823,395
Regatta XXIII Funding, Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15%, 5.39%, 1/20/2035 (b) (c)	4,500,000	4,342,950
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (e)	8,664,451	3,654,048
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (b)	1,119,946	846,811
Securitized Asset Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, Class A2A, ABS, 1 Month USD LIBOR + 0.09%, 4.48%, 5/25/2037 (c)	3,663,529	2,214,493
Series 2007-BR4, Class A2B, Class A2B, ABS, 1 Month USD LIBOR + 0.20%, 4.59%, 5/25/2037 (c)	25,457,289	15,400,367
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2B, Class A2B, 1 Month USD LIBOR + 0.18%, 4.57%, 5/25/2037 (c)	36,103,677	26,769,353
Shenton Aircraft Investment I, Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (b)	1,972,865	1,509,262
SOFI Alternative Trust Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (b) (c)	1,980	1,722
Sound Point Clo XII, Ltd. Series 2016-2A, Class DR, ABS, 3 Month USD LIBOR + 3.85%, 8.09%, 10/20/2028 (b) (c)	1,000,000	977,600
Security Description	Principal Amount	Value
Sound Point Clo XIV, Ltd. Series 2016-3A, Class DR, ABS, 3 Month USD LIBOR + 3.65%, 7.97%, 1/23/2029 (b) (c)	$ 1,000,000	$ 962,987
Sound Point CLO XXIII, Ltd. Series 2019-2A, Class ER, 3 Month USD LIBOR + 6.47%, 10.55%, 7/15/2034 (b) (c)	1,000,000	797,410
Sound Point CLO XXVI, Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 3.35%, 7.59%, 7/20/2034 (b) (c)	500,000	443,807
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 3 Month USD LIBOR + 3.65%, 8.01%, 1/25/2032 (b) (c)	4,000,000	3,641,820
Sound Point CLO XXXIII, Ltd. Series 2022-1A, Class D, ABS, 3 Month SOFR + 3.30%, 7.36%, 4/25/2035 (b) (c)	700,000	584,430
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (b)	490,687	418,404
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.34%, 4.73%, 12/25/2036 (c)	734,765	703,895
Sunrun Demeter Issuer Series 2021-2A, Class A, 2.27%, 1/30/2057 (b)	2,616,582	1,838,485
THL Credit Wind River CLO, Ltd. Series 2017-3A, Class AR, ABS, 3 Month USD LIBOR + 1.15%, 5.23%, 4/15/2035 (b) (c)	2,150,000	2,065,720
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (b)	4,257,292	3,523,122
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (b)	1,702,917	1,368,391
Trimaran Cavu, Ltd. Series 2021-3A, Class D, ABS, 3 Month USD LIBOR + 3.78%, 7.97%, 1/18/2035 (b) (c)	1,500,000	1,386,221
TRTX Issuer, Ltd.:
Series 2019-FL3, Class AS, 1 Month USD Term LIBOR + 1.56%, 5.89%, 10/15/2034 (b) (c)	3,527,000	3,508,208

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-FL4, Class A, ABS, 1 Month USD LIBOR + 1.20%, 5.53%, 3/15/2038 (b) (c)	$ 200,000	$ 193,274
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (b)	2,082,908	1,952,511
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (b)	1,938,001	1,882,563
Series 2022-1, Class B, 4.48%, 3/20/2032 (b)	6,500,000	5,985,098
USASF Receivables 2020-1 LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (b)	464,140	463,312
Venture CLO, Ltd. Series 2020-39A, Class D, ABS, 3 Month USD LIBOR + 4.25%, 8.33%, 4/15/2033 (b) (c)	1,750,000	1,601,425
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (b) (e)	1,606,564	1,456,437
Voya CLO, Ltd. Series 2017-3A, Class CR, ABS, 3 Month USD LIBOR + 3.15%, 7.39%, 4/20/2034 (b) (c)	1,000,000	919,625
Wellfleet CLO X, Ltd. Series 2019-XA, Class A2R, 3 Month USD LIBOR + 1.75%, 5.99%, 7/20/2032 (b) (c)	3,500,000	3,311,350
TOTAL ASSET-BACKED SECURITIES (Cost $283,598,705)		249,806,639
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
BRAZIL — 0.1%
Brazilian Government International Bond 5.63%, 2/21/2047	1,200,000	952,692
CHILE — 0.1%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	163,934
3.10%, 5/7/2041	1,800,000	1,295,100
3.10%, 1/22/2061	500,000	312,010
3.50%, 1/25/2050	1,300,000	943,748
		2,714,792
Security Description	Principal Amount	Value
COLOMBIA — 0.1%
Colombia Government International Bond:
3.13%, 4/15/2031	$ 700,000	$ 520,205
3.25%, 4/22/2032	1,100,000	799,689
4.13%, 5/15/2051	1,700,000	1,020,629
5.00%, 6/15/2045	900,000	617,247
		2,957,770
INDONESIA — 0.1%
Indonesia Government International Bond 3.70%, 10/30/2049	1,900,000	1,470,068
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 5/24/2031	1,200,000	966,912
4.28%, 8/14/2041	3,000,000	2,319,570
4.35%, 1/15/2047	300,000	224,895
		3,511,377
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 9/29/2032	1,200,000	890,112
3.87%, 7/23/2060	1,000,000	647,050
4.30%, 4/29/2053	1,300,000	945,880
4.50%, 4/1/2056	400,000	293,896
		2,776,938
PERU — 0.0% (a)
Corp. Financiera de Desarrollo SA Series REGS, 3 Month USD LIBOR + 5.61%, 5.25%, 7/15/2029 (c)	200,000	191,652
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 6/10/2031	650,000	519,759
2.65%, 12/10/2045	600,000	403,446
2.95%, 5/5/2045	600,000	432,786
3.70%, 2/2/2042	800,000	649,424
		2,005,415
SAUDI ARABIA — 0.0% (a)
Saudi Government International Bond Series REGS, 2.25%, 2/2/2033	1,000,000	810,988
SOUTH AFRICA — 0.0% (a)
Republic of South Africa Government International Bond 4.30%, 10/12/2028	650,000	579,358

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOUTH KOREA — 0.0% (a)
Korea Development Bank:
1.63%, 1/19/2031	$ 800,000	$ 628,696
2.00%, 10/25/2031	400,000	318,320
		947,016
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $25,473,233)		18,918,066
	Shares
COMMON STOCKS — 0.0% (a)
UNITED KINGDOM — 0.0% (a)
Avation Capital SA	4,550	1,642
UNITED STATES — 0.0% (a)
Bright Bidco B.V. (f)	710	13,934
Carlson Travel, Inc. (f)	5,125	33,313
Foresight Energy (f)	572	6,861
		54,108
TOTAL COMMON STOCKS (Cost $160,402)		55,750
	Principal Amount
SENIOR FLOATING RATE LOANS — 2.0%
ADVERTISING SERVICES — 0.0% (a)
CMG Media Corp., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 12/17/2026 (c)	$ 151,531	142,305
AEROSPACE & DEFENSE — 0.0% (a)
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 7.92%, 4/6/2026 (c)	76,100	72,735
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 7.80%, 4/6/2026 (c)	141,547	135,287
Spirit Aerosystems, Inc., Senior Secured 2022 Term Loan, 1 Month USD SOFR + 4.50%, 8.82%, 1/15/2027 (c)	79,800	79,277
		287,299
Security Description	Principal Amount	Value
AIR FREIGHT & LOGISTICS — 0.0% (a)
Kenan Advantage Group, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 8.13%, 3/24/2026 (c)	$ 378,528	$ 369,943
Worldwide Express Operations LLC, Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 7/26/2028 (c)	188,100	172,752
		542,695
AIRLINES — 0.1%
Air Canada, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.13%, 8/11/2028 (c)	194,025	192,357
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 6.14%, 1/29/2027 (c)	215,600	205,205
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 8.99%, 4/20/2028 (c)	310,000	309,177
Mileage Plus Holdings LLC, Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 10.00%, 6/21/2027 (c)	454,500	468,305
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 7.99%, 10/20/2027 (c)	215,000	219,556
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.11%, 4/21/2028 (c)	352,430	348,980
		1,743,580
AUTO COMPONENTS — 0.0% (a)
DexKo Global, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 8.59%, 10/4/2028 (c)	150,697	135,606
Wheel Pros LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.5%, 8.82%, 5/11/2028 (c)	73,051	49,940
		185,546

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.0% (a)
Triton Water Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 3/31/2028 (c)	$ 296,405	$ 276,657
BROADCAST SERV/PROGRAM — 0.0% (a)
E.W. Scripps Co. (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 6.95%, 5/1/2026 (c)	448,400	441,842
BUILDING PRODUCTS — 0.0% (a)
Quikrete Holdings, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.00%, 7.38%, 6/11/2028 (c)	124,063	123,258
Tamko Building Products LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 7.73%, 6/1/2026 (c)	176,354	171,284
		294,542
CASINO SERVICES — 0.0% (a)
Stars Group Holdings B.V., Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 6.98%, 7/21/2026 (c)	313,880	310,043
CHEMICALS — 0.1%
Axalta Coating Systems Dutch Holding B B.V, Senior Secured 2022 USD Term Loan B, 12/20/2029	145,000	145,326
Diamond (BC) B.V., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.16%, 9/29/2028 (c)	450,450	436,092
Illuminate Buyer LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 6/30/2027 (c)	371,884	357,008
Messer Industries GmbH, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 7.23%, 3/2/2026 (c)	106,864	106,113
Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 8.50%, 11/9/2028 (c)	$ 198,000	$ 190,603
PMHC II, Inc., Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.25%, 8.49%, 4/23/2029 (c)	124,687	106,017
Polar U.S. Borrower LLC, Senior Secured 2018 1st Lien Term Loan, 2 Month USD LIBOR + 4.75%, 9.02%, 10/15/2025 (c)	154,390	125,519
PQ Corp., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 6.91%, 6/9/2028 (c)	98,500	97,207
Vantage Specialty Chemicals, Inc., Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 10/28/2024 (c)	280,996	275,060
		1,838,945
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.17%, 5/12/2028 (c)	292,622	278,577
APX Group, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 9.75%, 7/10/2028 (c)	138,250	137,019
EAB Global, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 8/16/2028 (c)	156,492	150,931
Mavis Tire Express Services Corp., Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 4.00%, 8.50%, 5/4/2028 (c)	322,387	308,397
PECF USS Intermediate Holding III Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 12/15/2028 (c)	301,079	252,175

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spin Holdco, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 7.14%, 3/4/2028 (c)	$ 247,212	$ 209,760
Verscend Holding Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.38%, 8/27/2025 (c)	415,504	413,686
Viad Corp., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 5.00%, 9.38%, 7/30/2028 (c)	167,875	159,220
VT Topco, Inc., Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 8/1/2025 (c)	64,745	62,937
Wand NewCo 3, Inc., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 2/5/2026 (c)	171,259	162,848
		2,135,550
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Asurion LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 9.63%, 1/31/2028 (c)	70,000	55,008
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 9.63%, 1/20/2029 (c)	290,000	227,132
Garda World Security Corp.:
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 8.93%, 10/30/2026 (c)	289,126	282,043
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.25%, 8.53%, 2/1/2029 (c)	154,612	149,201
Packaging Coordinators Midco, Inc., Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 8.23%, 11/30/2027 (c)	152,288	144,810
Packers Holdings LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 7.54%, 3/9/2028 (c)	275,168	242,149
Security Description	Principal Amount	Value
Prometric Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.39%, 1/29/2025 (c)	$ 294,364	$ 260,145
		1,360,488
COMPUTER SERVICES — 0.0% (a)
Redstone Holdco 2 LP, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 9.11%, 4/27/2028 (c)	94,861	66,131
Tempo Acquisition LLC, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.32%, 8/31/2028 (c)	143,550	143,335
		209,466
CONSTRUCTION & ENGINEERING — 0.0% (a)
Brown Group Holding LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 6/7/2028 (c)	50,703	49,866
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.07%, 3/30/2029 (c)	60,000	53,300
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.07%, 3/31/2028 (c)	287,537	275,676
KKR Apple Bidco LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.13%, 9/23/2028 (c)	188,100	185,822
Tecta America Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 8.69%, 4/10/2028 (c)	192,075	184,872
		749,536
CONSTRUCTION MATERIALS — 0.0% (a)
Traverse Midstream Partners LLC, Senior Secured 2017 Term Loan, 3 Month USD SOFR + 4.25%, 8.80%, 9/27/2024 (c)	254,526	254,366

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CONSUMER FINANCE — 0.0% (a)
Amentum Government Services Holdings LLC:
Senior Secured 2022 Term Loan, 3 Month USD SOFR + 4.00%, 8.76%, 2/15/2029 (c)	$ 89,550	$ 87,479
Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 1/29/2027 (c)	293,284	287,540
		375,019
CONTAINERS & PACKAGING — 0.1%
Charter NEX U.S., Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 12/1/2027 (c)	299,662	291,633
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 7.74%, 10/2/2028 (c)	217,800	174,707
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 11.48%, 10/1/2029 (c)	45,000	28,069
TricorBraun Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 3/3/2028 (c)	324,213	310,113
Trident TPI Holdings, Inc., Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 9/15/2028 (c)	69,163	66,582
		871,104
COSMETICS & TOILETRIES — 0.0% (a)
Solis IV BV, Senior Secured USD Term Loan B1, 3 Month USD SOFR + 3.50%, 7.86%, 2/26/2029 (c)	318,400	281,755
DISTRIBUTION/WHOLESALE — 0.0% (a)
BCPE Empire Holdings, Inc., Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR + 4.63%, 9.05%, 6/11/2026 (c)	34,738	33,869
Security Description	Principal Amount	Value
DISTRIBUTORS — 0.0% (a)
American Tire Distributors Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 10.61%, 10/20/2028 (c)	$ 163,762	$ 150,662
DIVERSIFIED CONSUMER SERVICES — 0.0% (a)
Ascend Learning LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75%, 10.13%, 12/10/2029 (c)	64,708	55,999
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 12/11/2028 (c)	358,817	340,153
Mister Car Wash Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.42%, 5/14/2026 (c)	340,098	335,967
		732,119
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 7.75%, 11/1/2028 (c)	242,122	239,277
Astra Acquisition Corp.:
Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 5.25%, 9.63%, 10/25/2028 (c)	139,181	123,523
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 8.88%, 13.26%, 10/25/2029 (c)	159,962	143,966
Castlelake Aviation Ltd., Senior Secured Term Loan B, 3 Month USD LIBOR + 2.75%, 7.52%, 10/22/2026 (c)	342,400	339,984
Clydesdale Acquisition Holdings, Inc., Senior Secured Term Loan B, 1 Month USD SOFR + 4.18%, 8.60%, 4/13/2029 (c)	298,500	285,030
Deerfield Dakota Holding LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.07%, 4/9/2027 (c)	419,987	393,280

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DirecTV Financing LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.38%, 8/2/2027 (c)	$ 241,453	$ 235,593
HighTower Holdings LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 8.28%, 4/21/2028 (c)	330,812	304,622
		2,065,275
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (a)
CenturyLink, Inc., Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 3/15/2027 (c)	166,995	158,899
Cincinnati Bell, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD SOFR + 3.25%, 7.67%, 11/22/2028 (c)	68,965	67,862
Intelsat Jackson Holdings SA, Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25%, 7.44%, 2/1/2029 (c)	298,848	289,135
Telesat Canada, Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.75%, 7.17%, 12/7/2026 (c)	102,573	48,392
		564,288
ELECTRICAL EQUIPMENT — 0.0% (a)
Gates Global LLC, Senior Secured 2022 Term Loan B4, 1 Month USD SOFR + 3.50%, 7.82%, 11/16/2029 (c)	59,850	59,532
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Compass Power Generation LLC, Senior Secured 2022 Term Loan B2, 1 Month USD SOFR + 4.25%, 8.69%, 4/14/2029 (c)	225,533	224,172
Security Description	Principal Amount	Value
Mirion Technologies, Inc., Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 2.75%, 7.90%, 10/20/2028 (c)	$ 242,550	$ 238,652
		462,824
ENERGY EQUIPMENT & SERVICES — 0.0% (a)
Carnival Corp., Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 6/30/2025 (c)	141,375	135,947
Granite Holdings U.S. Acquisition Co., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 8.75%, 9/30/2026 (c)	351,491	351,710
		487,657
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.27%, 4/22/2026 (c)	49,187	26,894
Fertitta Entertainment LLC, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.32%, 1/27/2029 (c)	233,237	222,218
Formula One Holdings Ltd., Senior Secured Term Loan B, 3 Month USD SOFR + 3.25%, 7.57%, 1/15/2030 (c)	260,000	260,195
NASCAR Holdings, Inc, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 10/19/2026 (c)	205,972	205,763
Sweetwater Borrower LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 8.69%, 8/7/2028 (c)	84,164	78,273
		793,343
FINANCIAL SERVICES — 0.0% (a)
Greystone Select Financial LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 9.23%, 6/16/2028 (c)	88,062	84,979

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOOD & STAPLES RETAILING — 0.0% (a)
Monogram Food Solutions LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 8.44%, 8/28/2028 (c)	$ 257,400	$ 249,035
United Natural Foods, Inc., Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 7.69%, 10/22/2025 (c)	94,646	94,546
		343,581
FOOD-MISC/DIVERSIFIED — 0.0% (a)
H Food Holdings LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 8.07%, 5/23/2025 (c)	319,882	285,775
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Bausch & Lomb, Inc., Senior Secured Term Loan, 3 Month USD SOFR + 3.25%, 7.84%, 5/10/2027 (c)	323,525	308,613
Gainwell Acquisition Corp., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 10/1/2027 (c)	420,147	395,464
Zelis Healthcare Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 9/30/2026 (c)	321,257	318,346
		1,022,423
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Air Methods Corporation, Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.23%, 4/22/2024 (c)	121,665	68,908
Aveanna Healthcare LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 11.39%, 12/10/2029 (c)	110,000	66,000
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.14%, 7/17/2028 (c)	87,373	66,160
Security Description	Principal Amount	Value
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 9/29/2028 (c)	$ 256,750	$ 251,741
Envision Healthcare Corp.:
Senior Secured 2022 Second Out Term Loan, 3 Month USD SOFR + 4.25%, 8.83%, 3/31/2027 (c)	108,374	37,931
Senior Secured 2022 Third Out Term Loan, 3 Month USD SOFR + 3.75%, 8.33%, 3/31/2027 (c)	265,349	70,759
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.25%, 8.63%, 3/14/2025 (c)	108,585	77,593
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 8.42%, 10/2/2025 (c)	121,298	85,743
Heartland Dental LLC, Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00%, 8.39%, 4/30/2025 (c)	288,077	268,416
Horizon Therapeutics USA, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.19%, 3/15/2028 (c)	255,450	255,519
ICON Luxembourg SARL, Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (c)	149,410	149,149
MED ParentCo LP, Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 8.63%, 8/31/2026 (c)	186,624	160,103
Pediatric Associates Holding Company LLC:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/29/2028 (c)	211,168	201,049
Senior Secured 2022 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 5.43%, 12/29/2028 (c)	15,998	15,231

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PRA Health Sciences, Inc., Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (c)	$ 37,226	$ 37,161
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.16%, 11/16/2025 (c)	212,714	201,042
		2,012,505
HOME FURNISHINGS — 0.0% (a)
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 7.97%, 7/31/2028 (c)	139,300	131,551
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028 (c)	1,296	1,231
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 3.75%, 7.84%, 7/31/2028 (c)	20	19
		132,801
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co., Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 8/17/2028 (c)	168,784	167,149
ClubCorp Holdings, Inc., Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.48%, 9/18/2024 (c)	153,778	139,209
Penn National Gaming, Inc., Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.17%, 5/3/2029 (c)	74,625	74,008
Peraton Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/1/2028 (c)	421,633	412,498
Playa Resorts Holding B.V., Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.25%, 8.58%, 1/5/2029 (c)	160,000	156,267
Security Description	Principal Amount	Value
Scientific Games International, Inc., Senior Secured 2022 USD Term Loan, 1 Month USD SOFR + 3.00%, 7.42%, 4/14/2029 (c)	$ 139,300	$ 137,758
Travel Leaders Group LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.38%, 1/25/2024 (c)	119,056	109,457
Travelport Finance (Luxembourg) SARL:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.50%, 6.23%, 2/28/2025 (c)	302,246	303,312
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 6.75%, 11.48%, 5/29/2026 (c)	255	175
		1,499,833
HOUSEHOLD DURABLES — 0.0% (a)
Springs Windows Fashions LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 8.75%, 10/6/2028 (c)	117,975	96,946
HOUSEHOLD PRODUCTS — 0.0% (a)
Conair Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 5/17/2028 (c)	182,688	154,599
TGP Holdings III LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 6/29/2028 (c)	90,195	72,582
		227,181
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (a)
Calpine Corp., Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 6.38%, 8/12/2026 (c)	77,400	76,544
INSURANCE — 0.1%
Acrisure LLC:

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 2/15/2027 (c)	$ 303,572	$ 285,602
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 2/15/2027 (c)	138,600	134,499
Alliant Holdings Intermediate LLC, Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 7.85%, 11/6/2027 (c)	153,062	149,810
AmWINS Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 2/19/2028 (c)	310,106	304,994
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 2/12/2027 (c)	321,131	312,636
Senior Secured 2022 Term Loan, 1 Month USD SOFR + 3.50%, 7.82%, 2/12/2027 (c)	104,213	101,451
OneDigital Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.25%, 8.49%, 11/16/2027 (c)	362,133	343,121
		1,632,113
INTERACTIVE MEDIA & SERVICES — 0.0% (a)
Rentpath, Inc., Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028 (g)	24,474	367
INTERNET & CATALOG RETAIL — 0.0% (a)
PUG LLC, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 2/12/2027 (c)	311,976	259,720
INTERNET & TELECOM — 0.0% (a)
Cablevision Lightpath LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 7.57%, 11/30/2027 (c)	387,100	371,376
Security Description	Principal Amount	Value
CNT Holdings I Corp., Senior Secured 2020 Term Loan, 3 Month USD SOFR + 3.50%, 7.24%, 11/8/2027 (c)	$ 216,150	$ 209,762
Go Daddy Operating Company LLC, Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 7.57%, 11/9/2029 (c)	50,000	49,982
		631,120
IT SERVICES — 0.1%
Access CIG LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 7.82%, 2/27/2025 (c)	78,939	77,499
Blackhawk Network Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 3 Month USD SOFR + 3.00%, 7.08%, 6/15/2025 (c)	304,171	297,192
VS Buyer LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 2/28/2027 (c)	505,901	492,938
		867,629
LEISURE INDUSTRY — 0.0% (a)
Carnival Corp., Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 10/18/2028 (c)	293,895	275,968
LEISURE&REC/GAMES — 0.0% (a)
Scientific Games Holdings LP, Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.50%, 7.10%, 4/4/2029 (c)	154,613	147,824
LIFE SCIENCES TOOLS & SERVICES — 0.0% (a)
eResearchTechnology, Inc., Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 8.88%, 2/4/2027 (c)	29,471	26,091

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Parexel International Corp., Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 11/15/2028 (c)	$ 382,113	$ 368,846
		394,937
MACHINERY — 0.1%
Alliance Laundry Systems LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 7.41%, 10/8/2027 (c)	116,314	114,191
American Trailer World Corp., Senior Secured Term Loan B, 1 Month USD SOFR + 3.75%, 8.07%, 3/3/2028 (c)	74,018	64,334
Columbus McKinnon Corp., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.50%, 5/14/2028 (c)	31,442	31,088
Filtration Group Corporation, Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 3/29/2025 (c)	388,250	385,016
Grinding Media Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 7.70%, 10/12/2028 (c)	237,000	221,595
Hillman Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75%, 7.14%, 7/14/2028 (c)	2,267	2,205
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75%, 7.14%, 7/14/2028 (c)	118,292	115,060
Madison IAQ LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 7.99%, 6/21/2028 (c)	359,525	335,394
Titan Acquisition Ltd., Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00%, 8.15%, 3/28/2025 (c)	283,233	265,332
		1,534,215
Security Description	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.0% (a)
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 7.91%, 8/21/2026 (c)	$ 238,946	$ 218,188
MEDIA — 0.1%
Charter Communications Operating LLC, Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.14%, 2/1/2027 (c)	183,107	179,079
Diamond Sports Group LLC, Senior Secured 2022 2nd Lien Term Loan, 1 Month USD SOFR + 3.25%, 7.57%, 8/24/2026 (c)	171,496	22,009
NEP/NCP Holdco, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 10/20/2025 (c)	143,136	124,111
Radiate Holdco LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 9/25/2026 (c)	227,080	185,508
Sinclair Television Group, Inc., Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 6.89%, 9/30/2026 (c)	127,749	122,128
Univision Communications, Inc., Senior Secured 2022 First Lien Term Loan B, 3 Month USD SOFR + 4.25%, 8.83%, 6/24/2029 (c)	44,775	44,350
Ziggo Financing Partnership, Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 6.82%, 4/30/2028 (c)	190,000	185,711
		862,896
METALS & MINING — 0.0% (a)
Tiger Acquisition LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 6/1/2028 (c)	116,501	110,902

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.0% (a)
Radiology Partners, Inc, Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 8.64%, 7/9/2025 (c)	$ 306,250	$ 258,495
OIL, GAS & CONSUMABLE FUELS — 0.0% (a)
Gulf Finance LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 6.75%, 11.14%, 8/25/2026 (c)	174,068	164,784
Oryx Midstream Services Permian Basin LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 7.92%, 10/5/2028 (c)	186,299	184,392
Pacific Gas & Electric Co., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.44%, 6/23/2025 (c)	210,128	208,815
Waterbridge Midstream Operating LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 5.75%, 9.13%, 6/22/2026 (c)	166,557	160,545
		718,536
PERSONAL PRODUCTS — 0.0% (a)
Kronos Acquisition Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 12/22/2026 (c)	276,506	263,780
PHARMACEUTICALS — 0.1%
Jazz Financing Lux SARL, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 5/5/2028 (c)	510,730	507,019
Organon & Co., Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 6/2/2028 (c)	534,386	530,523
Pathway Vet Alliance LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 8.13%, 3/31/2027 (c)	191,363	160,425
Security Description	Principal Amount	Value
Perrigo Investments LLC, Senior Secured Term Loan B, 1 Month USD SOFR + 2.50%, 6.82%, 4/20/2029 (c)	$ 104,475	$ 104,083
PetVet Care Centers LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50%, 7.88%, 2/14/2025 (c)	221,804	209,139
Southern Veterinary Partners LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 8.38%, 10/5/2027 (c)	54,220	52,074
		1,563,263
PIPELINES — 0.0% (a)
BCP Renaissance Parent LLC, Senior Secured 2022 Term Loan B3, 3 Month USD SOFR + 3.50%, 8.04%, 10/31/2026 (c)	138,553	137,489
CQP Holdco LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 6/5/2028 (c)	273,634	272,779
Freeport LNG Investments, LLLP, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 7.74%, 12/21/2028 (c)	211,603	201,699
GIP II Blue Holding LP, Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 9.23%, 9/29/2028 (c)	114,422	113,623
		725,590
PROFESSIONAL SERVICES — 0.0% (a)
Dun & Bradstreet Corp. (The), Senior Secured 2022 Incremental Term Loan B2, 1 Month USD SOFR + 3.25%, 7.57%, 1/18/2029 (c)	69,475	68,531
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 7.98%, 8/31/2028 (c)	336,600	324,490

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trans Union LLC, Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 6.63%, 12/1/2028 (c)	$ 137,562	$ 136,444
		529,465
PUBLISHING-BOOKS — 0.0% (a)
Getty Images, Inc., Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 8.89%, 2/19/2026 (c)	163,571	163,469
RETAIL-BUILDING PRODUCTS — 0.0% (a)
LBM Acquisition LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 7.12%, 12/17/2027 (c)	125,975	109,776
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 6.99%, 12/28/2027 (c)	120,573	105,953
		215,729
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (a)
Bright Bidco B.V., Senior Secured 2022 Exit Term Loan, 3 Month USD SOFR + 8.00%, 12.09%, 10/31/2027 (c)	23,324	20,487
Ultra Clean Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 8/27/2025 (c)	135,356	135,017
		155,504
SOFTWARE — 0.3%
Applied Systems, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD SOFR + 5.50%, 10.23%, 9/19/2025 (c)	210,000	208,819
Senior Secured 2022 Extended 1st Lien Term Loan, 3 Month USD SOFR + 4.50%, 9.08%, 9/18/2026 (c)	277,890	276,987
Artera Services LLC, Senior Secured Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 3/6/2025 (c)	187,076	153,871
Security Description	Principal Amount	Value
Atlas Purchaser, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.25%, 9.81%, 5/8/2028 (c)	$ 95,555	$ 67,665
Banff Merger Sub, Inc., Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 10/2/2025 (c)	176,289	169,198
Castle U.S. Holding Corp., Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 1/29/2027 (c)	313,529	195,368
CDK Global, Inc., Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.08%, 7/6/2029 (c)	145,000	143,937
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.75%, 7.81%, 7/14/2026 (c)	339,856	306,455
Constant Contact, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 7.91%, 2/10/2028 (c)	114,612	101,575
Cornerstone OnDemand, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 10/16/2028 (c)	337,450	302,861
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 6 Month USD SOFR + 4.00%, 8.70%, 10/16/2026 (c)	93,086	90,127
Senior Secured 2021 2nd Lien Term Loan, 6 Month USD LIBOR + 7.00%, 11.70%, 2/19/2029 (c)	55,000	50,435
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.87%, 6/13/2024 (c)	255,987	227,081
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 10.62%, 6/13/2025 (c)	105,000	78,825
First Advantage Holdings LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 1/31/2027 (c)	275,666	271,187

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GoTo Group, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 9.14%, 8/31/2027 (c)	$ 128,147	$ 83,039
Grab Holdings, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 8.89%, 1/29/2026 (c)	299,086	296,095
Greeneden U.S. Holdings II LLC, Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 8.38%, 12/1/2027 (c)	320,142	308,071
Helios Software Holdings, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 3.75%, 8.48%, 3/11/2028 (c)	268,821	264,398
Hyland Software, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 7/1/2024 (c)	348,161	344,200
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25%, 10.63%, 7/7/2025 (c)	45,000	42,795
I-Logic Technologies Bidco Ltd., Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 4.00%, 8.73%, 2/16/2028 (c)	162,500	160,062
Informatica LLC, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.19%, 10/27/2028 (c)	327,525	322,121
ION Trading Finance Ltd., Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75%, 9.48%, 4/3/2028 (c)	273,306	259,933
Ivanti Software, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.01%, 12/1/2027 (c)	72,500	57,736
McAfee LLC, Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 3.75%, 7.97%, 3/1/2029 (c)	278,600	260,093
Security Description	Principal Amount	Value
MedAssets Software Intermediate Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00%, 8.38%, 12/18/2028 (c)	$ 213,387	$ 181,558
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 11.23%, 10/15/2029 (c)	40,000	33,425
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.41%, 10/15/2028 (c)	243,266	224,896
PointClickCare Technologies, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 7.75%, 12/29/2027 (c)	142,100	138,547
Polaris Newco LLC, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 6/2/2028 (c)	273,557	250,305
Renaissance Holding Corp., Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 11.38%, 5/29/2026 (c)	150,000	140,374
Sophia LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 8.23%, 10/7/2027 (c)	421,689	407,987
Surf Holdings LLC, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 3/5/2027 (c)	156,478	152,119
Ultimate Software Group, Inc., Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25%, 9.00%, 5/3/2027 (c)	70,000	64,592
		6,636,737
SPECIALTY RETAIL — 0.1%
Great Outdoors Group LLC, Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 8.13%, 3/6/2028 (c)	271,211	261,210
Jo-Ann Stores, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.75%, 9.08%, 7/7/2028 (c)	237,000	162,543

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
K-Mac Holdings Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 7/21/2028 (c)	$ 191,831	$ 182,959
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 8.98%, 4/15/2028 (c)	89,412	77,515
PetSmart, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/11/2028 (c)	296,250	290,787
Rent-A-Center, Inc., Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 3.25%, 7.69%, 2/17/2028 (c)	167,025	161,388
Restoration Hardware, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 10/20/2028 (c)	237,000	218,692
SRS Distribution, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 6/2/2028 (c)	266,625	255,556
Staples, Inc., Senior Secured 7 Year Term Loan, 3 Month USD LIBOR + 5.00%, 9.44%, 4/16/2026 (c)	206,786	191,765
Victoria's Secret & Co., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 7.98%, 8/2/2028 (c)	207,375	202,191
Whatabrands LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 8/3/2028 (c)	292,050	282,923
		2,287,529
STEEL-PRODUCERS — 0.0% (a)
Phoenix Services International LLC:
Senior Secured 2022 DIP New Money Term Loan, 1 Month USD SOFR + 12.00%, 16.32%, 3/28/2023 (c)	40,074	38,671
Security Description	Principal Amount	Value
Senior Secured 2022 DIP PIK Roll Up Term Loan, 1 Month USD SOFR + 12.00%, 16.32%, 9/29/2023 (c)	$ 59,780	$ 57,688
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 10.25%, 3/1/2025 (c)	335,743	36,302
		132,661
TELECOM SERVICES — 0.0% (a)
Connect Finco SARL, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 12/11/2026 (c)	141,013	139,676
TELECOMMUNICATION EQUIP — 0.0% (a)
Cyxtera DC Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 7.36%, 5/1/2024 (c)	296,094	253,809
Delta TopCo, Inc., Senior Secured 2020 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 11.65%, 12/1/2028 (c)	65,001	51,757
GOGO Intermediate Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 8.16%, 4/30/2028 (c)	168,494	167,266
		472,832
THRIFTS & MORTGAGE FINANCE — 0.0% (a)
Walker & Dunlop, Inc., Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 6.67%, 12/16/2028 (c)	113,850	111,858
TRANSPORT-AIR FREIGHT — 0.0% (a)
Kestrel Bidco, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.35%, 12/11/2026 (c)	120,117	110,189

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.1%
Echo Global Logistics, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.500%, 7.88%, 11/23/2028 (c)	$ 203,462	$ 191,763
Edelman Financial Center LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.13%, 7/20/2026 (c)	91,670	82,887
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 4/7/2028 (c)	188,063	175,980
Edgewater Generation LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 12/13/2025 (c)	148,603	141,470
EG America LLC, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 2/7/2025 (c)	175,280	165,969
EG Group Ltd., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 7.92%, 3/31/2026 (c)	153,205	143,917
Eisner Advisory Group LLC, Senior Secured Term Loan, 1 Month USD SOFR + 4.48%, 9.69%, 7/28/2028 (c)	158,001	150,101
Element Materials Technology Group U.S. Holdings, Inc.:
Senior Secured 2022 USD Delayed Draw Term Loan B, 3 Month USD SOFR + 4.25%, 8.93%, 7/6/2029 (c)	41,053	40,215
Senior Secured 2022 USD Term Loan, 3 Month USD SOFR + 4.25%, 8.93%, 7/6/2029 (c)	88,947	87,131
Endure Digital, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.72%, 2/10/2028 (c)	122,269	110,348
Everi Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 8/3/2028 (c)	113,562	112,806
Security Description	Principal Amount	Value
ExGen Renewables IV LLC, Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 7.24%, 12/15/2027 (c)	$ 198,332	$ 196,741
LaserShip, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.50%, 12.23%, 5/7/2029 (c)	40,000	24,400
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50%, 9.23%, 5/7/2028 (c)	138,250	100,173
		1,723,901
TOTAL SENIOR FLOATING RATE LOANS (Cost $49,749,189)		46,577,968
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.8%
Federal Home Loan Mortgage Corp.:
2.50%, 9/1/2050	13,533,797	11,556,711
3.00%, 11/1/2042	6,199,523	5,621,153
3.00%, 12/1/2042	5,361,535	4,812,078
3.00%, 1/1/2045	722,200	653,329
3.00%, 2/1/2045	506,206	455,039
3.00%, 3/1/2045	493,813	443,899
3.00%, 4/1/2045	14,082,482	12,717,977
3.00%, 5/1/2045	1,939,900	1,743,817
3.00%, 8/1/2045	5,618,441	5,050,535
3.00%, 7/1/2047	1,968,879	1,767,106
3.00%, 6/1/2051	18,028,080	15,902,042
3.50%, 2/1/2045	804,468	750,859
3.50%, 4/1/2045	12,082,615	11,211,901
3.50%, 6/1/2045	6,052,959	5,611,453
3.50%, 10/1/2045	6,321,464	5,860,373
3.50%, 2/1/2046	3,101,745	2,871,274
4.00%, 4/1/2047	8,842,480	8,444,293
4.00%, 7/1/2047	2,164,731	2,067,250
4.00%, 10/1/2047	4,810,376	4,593,759
4.50%, 6/1/2044	927,653	917,391
4.50%, 10/1/2052	18,156,545	17,476,725
Series 2021-HQA4, Class M2, CMO, SOFR30A + 2.35%, 6.28%, 12/25/2041 (b) (c)	5,000,000	4,303,444
Series 2022-DNA2, Class M2, SOFR30A + 3.75%, 7.68%, 2/25/2042 (b) (c)	9,500,000	8,990,495

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-DNA3, Class M1B, SOFR30A + 2.90%, 6.83%, 4/25/2042 (b) (c)	$ 20,000,000	$ 19,765,101
Series 326, Class 300, CMO, 3.00%, 3/15/2044	10,179,085	9,182,247
Series 3852, Class NS, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 1.68%, 5/15/2041 (c)	3,392,618	297,461
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	2,253,093	2,124,943
Series 3935, Class SJ, CMO, IO, REMIC, 1 Month USD LIBOR + 6.65%, 2.33%, 5/15/2041 (c)	592,063	19,774
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	5,766,920	5,351,212
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,348,691	3,538,665
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	29,855,522	28,544,958
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,793,614	3,196,610
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,909,917	11,872,397
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	736,840	713,452
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	3,606,559	3,375,291
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	14,009,785	13,276,507
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	3,542,826	3,326,709
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	3,102,803	2,889,121
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	7,788,939	7,176,269
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	3,167,725	3,001,122
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	2,968,000	2,777,556
Security Description	Principal Amount	Value
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	$ 5,361,897	$ 5,024,934
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,585,001	12,892,969
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	3,058,555	2,698,854
Series 5130, Class SD, CMO, IO, SOFR30A + 2.60%, 0.32%, 8/25/2051 (c)	81,960,747	1,114,861
Series 5243, Class IB, 3.00%, 1/25/2051	17,979,262	3,021,531
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	7,940,434
1.91%, 12/1/2031	10,000,000	8,145,314
1.98%, 10/1/2033	19,500,000	15,549,504
2.22%, 12/1/2029	5,400,000	4,675,956
2.50%, 10/1/2040	19,268,063	16,912,561
2.50%, 9/1/2046	1,862,564	1,581,612
2.50%, 2/1/2047	4,717,108	4,083,628
2.50%, 11/1/2050	7,960,187	6,835,983
2.50%, 5/1/2051	8,411,821	7,161,062
2.80%, 11/1/2039	10,034,000	7,824,609
3.00%, 5/1/2035	3,050,419	2,817,489
3.00%, 10/1/2041	9,410,352	8,446,037
3.00%, 3/1/2043	2,255,132	2,042,620
3.00%, 7/1/2043	2,216,655	1,980,720
3.00%, 1/1/2045	69,583	62,127
3.00%, 3/1/2045	655,872	589,003
3.00%, 4/1/2045	1,339,428	1,188,212
3.00%, 7/1/2045	12,327,742	11,166,036
3.00%, 10/1/2046	2,360,997	2,119,057
3.00%, 2/1/2047	8,567,604	7,689,648
3.00%, 11/1/2048	5,247,569	4,709,831
3.00%, 10/1/2049	3,580,803	3,145,365
3.00%, 4/1/2053	11,077,822	10,038,959
3.50%, 9/1/2034	867,461	825,742
3.50%, 12/1/2034	741,361	705,706
3.50%, 2/1/2035	498,508	474,533
3.50%, 1/1/2045	5,202,958	4,851,471
3.50%, 2/1/2045	1,555,280	1,450,213
3.50%, 6/1/2045	6,335,605	5,867,752
3.88%, 10/1/2030	11,532,779	11,053,405
4.50%, 3/1/2044	707,211	698,701
4.50%, 6/1/2044	270,809	267,551
4.50%, 7/1/2044	295,544	291,988
4.50%, 2/1/2045	490,063	484,166
3.00%, 6/1/2051	16,203,966	14,252,215
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,117,734	1,051,065

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2011-51, Class CI, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 1.61%, 6/25/2041 (c)	$ 2,026,977	$ 176,641
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,481,569	1,350,759
Series 2012-151, Class SB, CMO, REMIC, 1 Month USD LIBOR + 6.00%, 0.35%, 1/25/2043 (c)	20,907	11,364
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,783,079	16,890,807
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	1,026,747	987,766
Series 2013-30, Class PS, CMO, REMIC, 1 Month USD LIBOR + 6.00%, 0.35%, 4/25/2043 (c)	611,451	376,108
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,763,688	3,331,532
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,519,869	4,034,162
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	2,284,232	2,141,741
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	3,644,429	3,398,187
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	3,747,255	3,354,322
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	1,935,808	1,870,365
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	118,056	116,845
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	4,307,452	4,141,099
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	1,863,071	1,818,134
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (c)	1,806,839	1,782,657
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	9,080,460	7,839,966
Series 2020-M12, Class IO, 1.28%, 7/25/2029 (c)	99,009,712	5,941,659
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	9,925,961	8,584,867
Security Description	Principal Amount	Value
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	$ 16,598,044	$ 14,749,186
Government National Mortgage Association:
2.50%, 3/20/2051	9,366,821	8,145,771
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	1,361,730	1,314,463
Series 2014-43, Class PS, CMO, IO, REMIC, 1 Month USD LIBOR + 6.18%, 1.83%, 7/20/2042 (c)	1,559,539	39,251
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20%, 1.85%, 8/20/2050 (c)	7,561,301	817,017
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30%, 1.95%, 11/20/2050 (c)	27,689,794	3,351,233
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	34,302,453	3,781,220
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00%, 0.65%, 11/20/2050 (c)	9,212,316	469,542
Series 2020-185, Class SE, CMO, IO, 1 Month USD LIBOR + 6.30%, 1.95%, 12/20/2050 (c)	33,148,709	3,907,061
Series 2021-1, Class IH, 2.50%, 1/20/2051	40,982,139	5,293,342
Series 2021-125, Class SN, CMO, IO, 1 Month USD LIBOR + 4.20%, 0.26%, 1/20/2051 (c)	8,562,313	400,033
Series 2021-143, Class IO, IO, VRN, 0.97%, 10/16/2063 (c)	84,506,102	5,778,596
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	47,263,313	5,337,186
Series 2021-30, Class KI, 3.00%, 2/20/2051	9,133,631	1,334,713
Series 2021-40, Class IO, IO, VRN, 0.82%, 2/16/2063 (c)	73,675,467	4,599,806
Series 2021-44, Class IQ, 3.00%, 3/20/2051	9,401,873	1,380,891
Series 2021-57, Class AI, 2.00%, 2/20/2051	9,413,014	1,047,152
Series 2021-60, Class IO, IO, VRN, 0.83%, 5/16/2063 (c)	56,944,266	3,592,703
Series 2021-79, Class IO, IO, 0.91%, 8/16/2063 (c)	84,568,919	5,739,428

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-8, Class KX, 3.00%, 1/20/2051	$ 11,873,297	$ 1,713,279
Series 2021-80, Class IO, IO, VRN, 0.90%, 12/16/2062 (c)	89,243,842	6,020,073
Series 2021-85, Class IO, IO, VRN, 0.68%, 3/16/2063 (c)	101,546,792	5,984,225
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (c)	42,093,521	2,261,970
Series 2022-180, Class IO, 2.50%, 6/20/2051	46,395,608	6,385,330
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,948,642	568,985
Series 2022-91, Class IO, 0.43%, 7/16/2064 (c)	82,442,335	4,136,301
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $724,758,559)		624,283,460
U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bill Zero Coupon, 4/20/2023	8,200,000	8,093,091
U.S. Treasury Bonds:
3.00%, 8/15/2052	197,500,000	163,739,844
4.00%, 11/15/2052	119,500,000	120,153,516
U.S. Treasury Notes:
2.75%, 8/15/2032	7,000,000	6,372,188
3.13%, 8/31/2027	6,200,000	5,964,109
3.13%, 8/31/2029	8,100,000	7,689,937
3.50%, 9/15/2025	5,300,000	5,194,828
3.88%, 11/30/2027	6,800,000	6,763,344
3.88%, 11/30/2029	6,500,000	6,456,328
4.00%, 12/15/2025	7,000,000	6,956,250
4.13%, 9/30/2027	4,300,000	4,316,125
4.13%, 10/31/2027	4,700,000	4,717,625
4.13%, 11/15/2032	282,000,000	287,640,000
4.25%, 9/30/2024	4,300,000	4,277,660
4.50%, 11/30/2024	8,700,000	8,700,680
4.50%, 11/15/2025	8,600,000	8,654,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $666,936,461)		655,689,947
MORTGAGE-BACKED SECURITIES — 9.9%
Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,692,819	1,296,821
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	3,230,671	1,971,068
Security Description	Principal Amount	Value
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	$ 2,565,392	$ 1,492,418
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,355,921	1,297,636
Series 2006-OA2, Class A1, CMO, 1 Month USD LIBOR + 0.42%, 4.77%, 5/20/2046 (c)	1,768,564	1,453,200
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	1,836,480	1,464,016
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	3,496,256	2,684,071
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.98%, 1/26/2037 (b) (c)	6,003,103	5,163,347
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 Month USD LIBOR + 0.46%, 4.85%, 7/25/2037 (c)	7,808,670	2,154,254
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	701,483	520,445
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,463,333	1,617,986
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,144,849	1,297,063
Series 2007-HYB1, Class 2A1, CMO, 3.42%, 3/25/2037 (c)	1,075,893	877,908
Citigroup Mortgage Loan Trust:
Series 2007-10, Class 2A2A, CMO, 3.87%, 9/25/2037 (c)	2,107,192	1,586,650
Series 2007-AR4, Class 1A1A, CMO, 3.46%, 3/25/2037 (c)	1,257,901	987,326
Series 2007-AR5, Class 1A2A, CMO, 3.56%, 4/25/2037 (c)	621,661	510,621
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (b) (c)	975,953	879,156
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,737,744	3,090,042
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (b) (e)	17,229,908	15,475,434

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-3, Class M1, 4.21%, 2/25/2067 (b) (c)	$ 10,023,000	$ 7,521,672
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, CMO, SOFR30A + 3.00%, 6.93%, 1/25/2042 (b) (c)	12,000,000	11,308,934
Credit Suisse Mortgage Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (b) (c)	5,287,403	4,847,713
Credit Suisse Mortgage Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (e)	11,057,932	10,521,228
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,209,576	1,056,146
CSMC Trust Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (c)	8,288,430	7,828,692
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (c)	5,009,307	4,704,389
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 Month USD LIBOR + 0.64%, 5.03%, 6/25/2037 (c)	3,615,338	2,997,893
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (b) (c)	587,652	530,027
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + 0.44%, 4.83%, 8/25/2046 (c)	13,876,872	3,299,850
Series 2007-AR1, Class 2A1, 3.47%, 3/25/2047 (c)	4,317,331	2,674,376
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,352,069	7,553,440
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.11%, 4/25/2036 (c)	1,179,730	1,019,988
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (b) (c)	8,492,000	7,775,934
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 Month USD LIBOR + 0.66%, 5.05%, 6/25/2046 (c)	5,590,791	3,922,387
Security Description	Principal Amount	Value
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 Month USD LIBOR + 0.32%, 4.71%, 11/25/2036 (c)	$ 7,117,376	$ 6,300,894
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.93%, 1/26/2051 (b) (c)	14,219,390	12,994,478
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (b) (c)	749,850	688,860
NRPL Trust Series 2019-3A, Class A1, CMO, 6.00%, 7/25/2059 (b) (e)	3,307,992	3,318,939
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 7.14%, 5/27/2023 (b) (c)	1,276,172	1,221,300
Series 2021-1R, Class A, 1 Month USD LIBOR + 2.90%, 7.29%, 2/27/2024 (b) (c)	906,173	865,451
PRPM LLC:
Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (b) (e)	3,267,449	3,015,028
Series 2022-1, Class A1, 3.72%, 2/25/2027 (b) (e)	15,473,743	14,467,999
RALI Trust Series 2005-QA7, Class A22, CMO, 3.84%, 7/25/2035 (c)	1,922,567	1,742,599
Residential Asset Securitization Trust Series 2005-A16, Class A3, Class A3, 6.00%, 2/25/2036	3,007,314	1,236,308
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	15,938,346	13,891,427
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	6,526,932	5,372,654
Seasoned Credit Risk Transfer Trust Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	10,622,638	8,781,927
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.94%, 9/25/2036 (c)	200,614	192,355

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 5.01%, 7/19/2034 (c)	$ 1,142,495	$ 1,079,435
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067 (b) (e)	18,295,525	17,270,632
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 3.33%, 11/25/2036 (c)	3,539,911	2,798,459
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	714,856	665,169
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,996,198	3,665,322
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (e)	2,554,374	580,516
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,878,029	3,007,948
Series 2007-HY1, Class A3A, CMO, 1 Month USD LIBOR + 0.46%, 4.85%, 2/25/2037 (c)	4,198,107	2,957,625
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.10%, 8/25/2037 (c)	826,714	703,243
TOTAL MORTGAGE-BACKED SECURITIES (Cost $264,222,033)		230,200,699
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.9%
ACRE Commercial Mortgage, Ltd. Series 2021-FL4, Class B, 1 Month USD LIBOR + 1.40%, 5.74%, 12/18/2037 (b) (c)	3,000,000	2,888,910
BANK:
Series 2017-BNK4, Class XA, IO, 1.34%, 5/15/2050 (c)	24,802,552	1,073,070
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (c)	49,433,989	1,312,797
Series 2021-BN35, Class XA, IO, VRN, 1.05%, 6/15/2064 (c)	9,192,872	540,942
Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.16%, 5.47%, 8/15/2036 (b) (c)	$ 925,000	$ 904,485
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.23%, 2/15/2051 (c)	2,545,000	2,173,241
Series 2020-B19, Class XA, IO, VRN, 1.77%, 9/15/2053 (c)	19,958,610	1,526,842
Series 2021-B24, Class XA, IO, VRN, 1.15%, 3/15/2054 (c)	3,384,485	207,627
BX Commercial Mortgage Trust:
Series 2021-21M, Class H, 1 Month USD LIBOR + 4.01%, 8.33%, 10/15/2036 (b) (c)	2,140,418	1,934,765
Series 2021-VOLT, Class E, 1 Month USD LIBOR + 2.00%, 6.32%, 9/15/2036 (b) (c)	1,923,000	1,789,231
Series 2021-VOLT, Class F, 1 Month USD LIBOR + 2.40%, 6.72%, 9/15/2036 (b) (c)	1,923,000	1,772,449
Series 2021-XL2, Class E, 1 Month USD LIBOR + 1.85%, 6.16%, 10/15/2038 (b) (c)	2,670,793	2,502,990
BX Trust:
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.28%, 7.59%, 7/15/2034 (b) (c)	1,131,323	1,115,936
Series 2019-OC11, Class E, 3.94%, 12/9/2041 (b) (c)	3,830,000	2,934,678
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.23%, 5/10/2050 (c)	13,447,611	530,900
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.61%, 5/10/2058 (c)	10,009,421	408,016
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (c)	2,541,000	2,349,772
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (b) (c)	423,700	372,247

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GC31, Class C, 4.04%, 6/10/2048 (c)	$ 1,500,000	$ 1,330,580
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (c)	1,500,000	1,337,560
Series 2016-GC36, Class XA, IO, 1.21%, 2/10/2049 (c)	19,526,691	547,340
Series 2020-555, Class E, 3.50%, 12/10/2041 (b) (c)	2,047,000	1,510,117
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.06%, 10/10/2046 (c)	24,543,164	152,930
Series 2015-CR22, Class XA, IO, 0.82%, 3/10/2048 (c)	7,277,935	100,114
Series 2015-CR26, Class XA, IO, 0.90%, 10/10/2048 (c)	18,726,351	362,044
Series 2015-DC1, Class C, VRN, 4.30%, 2/10/2048 (c)	644,000	558,544
Series 2015-DC1, Class XA, IO, 0.98%, 2/10/2048 (c)	6,113,289	91,119
Series 2016-DC2, Class XA, IO, 0.94%, 2/10/2049 (c)	14,723,761	329,660
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (b) (c)	1,388,000	1,271,437
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (b) (c)	2,316,000	2,119,839
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.10%, 5.42%, 9/15/2033 (b) (c)	347,000	325,465
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (c)	900,000	812,906
Series 2015-C4, Class XA, IO, 0.81%, 11/15/2048 (c)	31,619,896	571,796
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (c)	55,127,001	1,484,925
Series 2019-C17, Class XA, IO, VRN, 1.35%, 9/15/2052 (c)	29,909,408	1,807,312
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (b)	2,977,000	2,427,811
Security Description	Principal Amount	Value
Series 2020-NET, Class A, 2.26%, 8/15/2037 (b)	$ 2,384,659	$ 2,145,496
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (b)	632,000	532,138
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (b)	2,250,000	1,719,814
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.53%, 10/10/2034 (b) (c)	463,000	408,088
DOLP Trust:
Series 2021-NYC, Class D, VRN, 3.70%, 5/10/2041 (b) (c)	1,000,000	688,542
Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (b) (c)	1,000,000	636,476
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (b) (c)	1,147,000	783,114
Great Wolf Trust:
Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 7.05%, 12/15/2036 (b) (c)	100,000	94,685
Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 7.45%, 12/15/2036 (b) (c)	100,000	94,196
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.22%, 2/10/2046 (c)	2,635,418	103
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.71%, 9/10/2047 (c)	24,925,544	218,710
Series 2015-GC32, Class XA, IO, 0.71%, 7/10/2048 (c)	21,309,180	313,379
Series 2015-GC34, Class XA, IO, 1.20%, 10/10/2048 (c)	14,812,388	396,846
Series 2015-GS1, Class XA, IO, 0.76%, 11/10/2048 (c)	25,232,018	457,420
Series 2016-GS3, Class XA, IO, 1.20%, 10/10/2049 (c)	23,753,498	815,235
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (c)	38,729,520	1,446,487
Series 2018-TWR, Class A, 1 Month USD LIBOR + 1.15%, 5.47%, 7/15/2031 (b) (c)	283,000	270,534

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.85%, 6.17%, 7/15/2031 (b) (c)	$ 650,000	$ 572,894
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.35%, 6.67%, 7/15/2031 (b) (c)	650,000	559,894
Series 2018-TWR, Class F, 1 Month USD LIBOR + 3.05%, 7.37%, 7/15/2031 (b) (c)	650,000	540,394
Series 2018-TWR, Class G, 1 Month USD LIBOR + 4.17%, 8.49%, 7/15/2031 (b) (c)	650,000	514,745
Series 2019-GC38, Class XA, IO, 0.95%, 2/10/2052 (c)	40,266,745	1,780,871
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 7.47%, 11/15/2036 (b) (c)	2,603,321	2,415,670
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (c)	3,000,000	2,829,731
Series 2015-JP1, Class XA, IO, 0.89%, 1/15/2049 (c)	14,895,202	324,927
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (c)	2,899,000	2,483,995
Series 2022-NLP, Class A, 1 Month USD Term LIBOR + 0.60%, 4.93%, 4/15/2037 (b) (c)	2,359,019	2,183,608
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (c)	1,055,000	985,541
Series 2014-C25, Class XA, IO, 0.81%, 11/15/2047 (c)	4,516,201	51,541
Series 2015-C28, Class XA, IO, 0.95%, 10/15/2048 (c)	8,175,118	121,768
Series 2015-C30, Class XA, IO, 0.43%, 7/15/2048 (c)	22,194,655	204,055
Series 2015-C32, Class C, 4.65%, 11/15/2048 (c)	1,132,000	820,662
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.49%, 6/15/2049 (c)	15,874,677	589,921
Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.79%, 3/10/2050 (b) (c)	$ 34,884,848	$ 714,805
Manhattan West Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (b) (c)	2,462,000	2,019,862
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (b) (c)	2,462,000	1,955,359
Med Trust Series 2021-MDLN, Class G, 1 Month USD LIBOR + 5.25%, 9.57%, 11/15/2038 (b) (c)	2,864,000	2,617,187
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.55%, 10/15/2046 (c)	11,141,485	18,737
Series 2013-C7, Class XA, IO, 0.87%, 2/15/2046 (c)	935,428	37
Series 2015-C20, Class C, 4.45%, 2/15/2048 (c)	500,000	462,471
Series 2016-C28, Class XA, IO, 1.15%, 1/15/2049 (c)	18,133,107	488,368
Series 2016-C30, Class XA, IO, 1.35%, 9/15/2049 (c)	16,951,319	627,249
Series 2016-C31, Class C, 4.27%, 11/15/2049 (c)	3,358,000	2,750,241
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.86%, 12/15/2048 (c)	23,195,467	459,454
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (c)	47,505,666	964,061
Series 2019-L3, Class XA, IO, 0.64%, 11/15/2052 (c)	55,715,677	1,838,595
Series 2020-HR8, Class XA, IO, VRN, 1.84%, 7/15/2053 (c)	13,598,763	1,377,382
Series 2020-L4, Class XA, IO, VRN, 1.08%, 2/15/2053 (c)	32,980,989	1,956,903
One New York Plaza Trust Series 2020-1NYP, Class C, 1 Month USD LIBOR + 2.20%, 6.52%, 1/15/2036 (b) (c)	1,599,000	1,483,644

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	$ 450,000	$ 386,034
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (b)	1,989,000	1,381,734
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (b)	1,989,000	1,288,942
SREIT Trust Series 2021-MFP, Class D, 1 Month USD LIBOR + 1.58%, 5.90%, 11/15/2038 (b) (c)	2,864,000	2,702,313
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.53%, 6/15/2050 (c)	17,341,203	880,464
Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (c)	20,374,832	788,251
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (b) (c)	2,445,972	2,013,514
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (c)	1,263,106	1,238,663
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.20%, 2/15/2048 (c)	7,128,306	140,783
Series 2015-LC20, Class XA, IO, 1.29%, 4/15/2050 (c)	6,354,734	112,711
Series 2015-NXS1, Class XA, IO, 1.07%, 5/15/2048 (c)	6,748,801	118,731
Series 2015-NXS2, Class XA, IO, 0.61%, 7/15/2058 (c)	21,222,571	248,192
Series 2015-P2, Class XA, IO, 0.93%, 12/15/2048 (c)	14,220,623	309,520
Series 2016-BNK1, Class XB, IO, VRN, 1.32%, 8/15/2049 (c)	19,849,000	800,377
Series 2016-C33, Class XA, IO, 1.58%, 3/15/2059 (c)	10,699,722	418,391
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	2,543,731
Series 2016-LC24, Class C, VRN, 4.43%, 10/15/2049 (c)	1,900,000	1,636,876
Security Description	Principal Amount	Value
Series 2017-C38, Class XA, IO, 0.97%, 7/15/2050 (c)	$ 34,315,568	$ 1,123,552
Series 2017-RC1, Class XA, IO, 1.38%, 1/15/2060 (c)	16,298,840	740,221
Series 2019-C50, Class XA, IO, 1.41%, 5/15/2052 (c)	26,965,642	1,700,571
Series 2020-C58, Class XA, IO, VRN, 1.87%, 7/15/2053 (c)	19,892,709	1,973,483
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 0.96%, 3/15/2047 (c)	6,131,090	46,783
Series 2014-C21, Class XA, IO, 1.00%, 8/15/2047 (c)	12,676,660	145,427
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $176,953,081)		113,955,496
	Shares
SHORT-TERM INVESTMENT — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (h) (i) (Cost $90,237,657)	90,237,657	90,237,657
TOTAL INVESTMENTS — 99.4% (Cost $2,615,120,369)		2,313,978,263
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		14,244,423
NET ASSETS — 100.0%		$ 2,328,222,686
(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.7% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $54,108, representing less than 0.05% of the Fund's net assets.
(g)	Position is unsettled. Contract rate was not determined at December 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At December 31, 2022, the Fund had unfunded loan commitments of $57,604, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Hillman Group Inc.	26,397	25,675	(721)
Pediatric Associates Holding Company, LLC	16,119	15,346	(772)
TGP Holdings III, LLC	5,580	4,491	(1,090)
VT Topco, Inc.	4,323	4,202	(121)
AI Aqua Merger Sub, Inc.	5,185	4,923	(262)
	$57,604	$54,637	$(2,966)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 284,252,581	$ —	$ 284,252,581
Asset-Backed Securities	—	249,806,639	—	249,806,639
Foreign Government Obligations	—	18,918,066	—	18,918,066
U.S. Government Agency Obligations	—	624,283,460	—	624,283,460
U.S. Treasury Obligations	—	655,689,947	—	655,689,947
Mortgage-Backed Securities	—	230,200,699	—	230,200,699
Commercial Mortgage Backed Securities	—	113,955,496	—	113,955,496
Common Stocks	—	1,642	54,108	55,750
Senior Floating Rate Loans	—	46,577,968	—	46,577,968
Short-Term Investment	90,237,657	—	—	90,237,657
TOTAL INVESTMENTS	$90,237,657	$2,223,686,498	$54,108	$2,313,978,263
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(2,966)	—	(2,966)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (2,966)	$ —	$ (2,966)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,929,216	$78,929,216	$532,782,583	$521,474,142	$—	$—	90,237,657	$90,237,657	$1,351,711
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$139,088,961	$ 7,348,192	$ 18,681,547
Investments in affiliated issuers, at value	538,232,469	86,099,465	258,058,642
Total Investments	677,321,430	93,447,657	276,740,189
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	4	17	10
Receivable for investments sold	—	23,257,600	21,524,354
Receivable for fund shares sold	12,113,284	—	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	98,800	5,690	205,614
Securities lending income receivable — unaffiliated issuers	2,386	7,177	—
Securities lending income receivable — affiliated issuers	25,265	22,851	49,960
Receivable from Adviser	—	10,959	—
Receivable for foreign taxes recoverable	—	—	—
Other Receivable	—	—	—
TOTAL ASSETS	689,561,169	116,751,951	298,520,127
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	45,511,787	6,784,842	45,214,621
Payable for investments purchased	11,870,675	23,264,665	20,741,945
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Advisory fee payable	34,403	—	6,925
Accrued expenses and other liabilities	4	—	2
TOTAL LIABILITIES	57,416,869	30,049,507	65,963,493
NET ASSETS	$632,144,300	$ 86,702,444	$232,556,634
NET ASSETS CONSIST OF:
Paid-in Capital	$712,750,168	$ 114,948,333	$245,467,129
Total distributable earnings (loss)	(80,605,868)	(28,245,889)	(12,910,495)
NET ASSETS	$632,144,300	$ 86,702,444	$232,556,634
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.52	$ 29.49	$ 37.51
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,970,000	2,940,000	6,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$160,097,251	$ 8,655,649	$ 18,346,153
Investments in affiliated issuers	540,864,159	93,864,212	254,144,522
Total cost of investments	$700,961,410	$102,519,861	$272,490,675
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 44,497,363	$ 10,843,490	$ 45,846,754
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF

$386,208,968	$30,947,287	$ 37,015,117	$32,702,150
26,321,701	660,813	1,442,669	1,207,057
412,530,669	31,608,100	38,457,786	33,909,207
—	54,355	—	—
502,883	948,747	—	—
1,373	—	—	—
—	192,317	1,108,167	1,045,465
1,997,930	—	—	—
1,648,578	379,512	476,791	414,274
78,651	1,506	7,543	6,838
—	—	—	—
—	—	—	—
—	707	—	—
—	3,984	—	—
599	—	—	—
416,760,683	33,189,228	40,050,287	35,375,784

—	22,276	—	—
—	—	—	—
—	21,806	—	251,550
63,389	141,923	—	—
—	274	—	—
66,481	15,680	13,673	12,859
4	—	—	—
129,874	201,959	13,673	264,409
$416,630,809	$32,987,269	$40,036,614	$ 35,111,375

$421,736,979	$38,536,071	$44,219,888	$35,863,658
(5,106,170)	(5,548,802)	(4,183,274)	(752,283)
$416,630,809	$32,987,269	$40,036,614	$ 35,111,375

$ 39.96	$ 25.37	$ 26.69	$ 29.26
10,425,000	1,300,000	1,500,000	1,200,000

$391,378,642	$32,981,224	$39,788,552	$33,239,363
26,321,701	661,295	1,442,669	1,207,057
$417,700,343	$33,642,519	$41,231,221	$34,446,420
$ —	$ 54,269	$ —	$ —
$ —	$ —	$ —	$ —

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ —	$ —	$ 66,235,596
Investments in affiliated issuers, at value	168,239,320	283,986,119	127,818
Total Investments	168,239,320	283,986,119	66,363,414
Foreign currency, at value	—	—	—
Cash	—	—	213
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	—	985,642
Dividends receivable — affiliated issuers	979	1,830	1,686
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	2,577	5,987	—
Securities lending income receivable — affiliated issuers	21,417	23,474	—
Receivable from Adviser	20,272	31,481	—
Other Receivable	—	—	—
TOTAL ASSETS	168,284,565	284,048,891	67,350,955
LIABILITIES
Due to custodian	—	—	91
Payable upon return of securities loaned	25,608,951	58,900,996	—
Payable for investments purchased	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—
Advisory fee payable	60,499	142,502	37,520
Trustees’ fees and expenses payable	—	—	—
Accrued expenses and other liabilities	—	2	—
TOTAL LIABILITIES	25,669,450	59,043,500	37,611
NET ASSETS	$ 142,615,115	$225,005,391	$ 67,313,344
NET ASSETS CONSIST OF:
Paid-in Capital	$165,894,449	$244,572,003	$ 83,906,904
Total distributable earnings (loss)	(23,279,334)	(19,566,612)	(16,593,560)
NET ASSETS	$ 142,615,115	$225,005,391	$ 67,313,344
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.60	$ 38.93	$ 40.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,570,000	5,780,000	1,675,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ —	$ —	$ 80,133,335
Investments in affiliated issuers	177,775,093	285,144,373	127,818
Total cost of investments	$177,775,093	$285,144,373	$ 80,261,153
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 27,447,700	$ 72,479,637	$ —
See accompanying notes to financial statements.

SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF

$ 121,118,763	$2,223,740,606
4,559,807	90,237,657
125,678,570	2,313,978,263
—	138
8,204	—
178,859	1,278,386
—	22,019,886
783,233	—
10,554	364,863
—	16,136,001
—	—
—	—
—	—
—	17,814
126,659,420	2,353,795,351

31	114,769
—	—
113,850	24,389,020
—	2,966
48,112	1,065,888
1	—
—	22
161,994	25,572,665
$126,497,426	$2,328,222,686

$137,641,896	$2,897,597,183
(11,144,470)	(569,374,497)
$126,497,426	$2,328,222,686

$ 46.00	$ 39.97
2,750,000	58,250,000

$127,924,682	$2,524,882,712
4,559,807	90,237,657
$132,484,489	$2,615,120,369
$ —	$ 138
$ —	$ —

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	16,260,716	365,257	1,069,955
Dividend income — affiliated issuers	9,385,600	2,166,766	3,217,543
Unaffiliated securities lending income	66,912	41,762	11,636
Affiliated securities lending income	112,604	190,904	264,192
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	25,825,832	2,764,689	4,563,326
EXPENSES
Advisory fee	225,270	20,875	119,346
Trustees’ fees and expenses	2,879	562	1,458
Proxy voting expenses	34,069	3,986	10,164
Miscellaneous expenses	4	—	3
TOTAL EXPENSES	262,222	25,423	130,971
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	262,222	25,423	130,971
NET INVESTMENT INCOME (LOSS)	$ 25,563,610	$ 2,739,266	$ 4,432,355
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,716,290)	(1,134,624)	(799,682)
Investments — affiliated issuers	(9,236,645)	(5,726,045)	(11,279,490)
In-kind redemptions — unaffiliated issuers	904,498	(85,229)	227,261
In-kind redemptions — affiliated issuers	2,996,660	(327,686)	1,859,896
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Swaps contracts	—	—	—
Net realized gain (loss)	(7,051,777)	(7,273,584)	(9,992,015)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(23,989,113)	374,153	(1,234,224)
Investments — affiliated issuers	17,909,639	2,683,633	9,247,932
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net change in unrealized appreciation/depreciation	(6,079,474)	3,057,786	8,013,708
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,131,251)	(4,215,798)	(1,978,307)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 12,432,359	$(1,476,532)	$ 2,454,048
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF

$4,913,965	$ 789,591	324,309	452,672	—	—	$ 1,755,551
—	1,472	—	—	—	—	—
315,538	38,019	35,463	23,137	1,892,595	2,292,956	33,106
—	—	—	—	6,482	63,998	—
—	—	—	—	103,805	55,173	—
—	—	—	—	—	—	(1,642)
5,229,503	829,082	359,772	475,809	2,002,882	2,412,127	1,787,015

354,698	83,402	75,774	72,762	234,113	648,966	225,634
2,086	195	215	199	725	1,315	431
13,824	1,226	1,527	1,380	5,271	9,232	2,993
4	—	—	—	—	2	—
370,612	84,823	77,516	74,341	240,109	659,515	229,058
—	(4,549)	—	—	—	—	—
370,612	80,274	77,516	74,341	240,109	659,515	229,058
$4,858,891	$ 748,808	$ 282,256	$ 401,468	$ 1,762,773	$ 1,752,612	$ 1,557,957

(279,530)	(1,447,762)	(805,188)	(63,695)	—	—	(1,951,222)
—	(122)	—	485	(7,510,796)	(14,549,592)	—
—	—	—	—	—	—	—
—	—	—	—	(668,542)	2,024,597	—
—	3,325	—	—	—	—	—
—	(257)	—	—	—	—	—
1,856,251	(356,926)	—	—	—	—	—
—	(75,570)	—	—	—	—	—
1,576,721	(1,877,312)	(805,188)	(63,210)	(8,179,338)	(12,524,995)	(1,951,222)

166,957	1,427,197	632,779	(60,475)	—	—	919,590
—	(482)	—	(31)	172,043	18,176,479	—
—	(2,840)	—	—	—	—	—
—	5,450	—	—	—	—	—
(188,350)	(127,134)	—	—	—	—	—
—	10,911	—	—	—	—	—
(21,393)	1,313,102	632,779	(60,506)	172,043	18,176,479	919,590
1,555,328	(564,210)	(172,409)	(123,716)	(8,007,295)	5,651,484	(1,031,632)
$6,414,219	$ 184,598	$ 109,847	$ 277,752	$(6,244,522)	$ 7,404,096	$ 526,325

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 2,255,206	$ 47,030,243
Dividend income — affiliated issuers	78,186	1,351,711
Other income	9,384	—
Foreign taxes withheld	—	(3,154)
TOTAL INVESTMENT INCOME (LOSS)	2,342,776	48,378,800
EXPENSES
Advisory fee	293,076	6,070,168
Trustees’ fees and expenses	785	13,259
Proxy voting expenses	5,538	94,154
Miscellaneous expenses	—	22
TOTAL EXPENSES	299,399	6,177,603
NET INVESTMENT INCOME (LOSS)	$ 2,043,377	$ 42,201,197
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(762,247)	(58,887,547)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(597,383)	(41,865,759)
Unfunded loan commitments	—	5,643
Net change in unrealized appreciation/depreciation	(597,383)	(41,860,116)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,359,630)	(100,747,663)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 683,747	$ (58,546,466)
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 25,563,610	$ 23,531,552	$ 2,739,266	$ 4,230,037
Net realized gain (loss)	(7,051,777)	4,007,362	(7,273,584)	(2,550)
Net change in unrealized appreciation/depreciation	(6,079,474)	(26,093,305)	3,057,786	(15,709,270)
Net increase (decrease) in net assets resulting from operations	12,432,359	1,445,609	(1,476,532)	(11,481,783)
Net equalization credits and charges	(153,052)	2,661,692	17,585	(16,609)
Distributions to shareholders	(23,810,351)	(26,209,495)	(2,567,121)	(4,045,876)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	230,862,230	419,842,759	17,870,869	38,728,531
Cost of shares redeemed	(55,370,793)	(57,424,560)	(22,683,940)	(52,680,244)
Net income equalization	153,052	(2,661,692)	(17,585)	16,609
Other Capital	—	18,255	—	—
Net increase (decrease) in net assets from beneficial interest transactions	175,644,489	359,774,762	(4,830,656)	(13,935,104)
Net increase (decrease) in net assets during the period	164,113,445	337,672,568	(8,856,724)	(29,479,372)
Net assets at beginning of period	468,030,855	130,358,287	95,559,168	125,038,540
NET ASSETS AT END OF PERIOD	$632,144,300	$468,030,855	$ 86,702,444	$ 95,559,168
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,220,000	14,140,000	590,000	1,120,000
Shares redeemed	(2,010,000)	(1,950,000)	(760,000)	(1,520,000)
Net increase (decrease) from share transactions	6,210,000	12,190,000	(170,000)	(400,000)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR Loomis Sayles Opportunistic Bond ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	For the Period 9/28/21*- 6/30/22

$ 4,432,355	$ 9,954,711	$ 4,858,891	$ 2,171,248	$ 748,808	$ 966,581
(9,992,015)	12,256,385	1,576,721	(685,236)	(1,877,312)	(2,421,925)
8,013,708	(53,905,411)	(21,393)	(6,068,494)	1,313,102	(3,484,542)
2,454,048	(31,694,315)	6,414,219	(4,582,482)	184,598	(4,939,886)
(39,835)	192	101,281	(79,660)	11,203	(29,064)
(11,188,770)	(12,089,236)	(5,303,291)	(2,137,247)	(885,204)	(831,308)

23,306,997	36,021,408	172,628,992	239,500,100	4,971,463	44,823,447
(22,849,995)	(34,093,710)	(59,900,582)	(332,794,845)	—	(10,438,804)
39,835	(192)	(101,281)	79,660	(11,203)	29,064
529	—	63,769	138,713	13,316	89,647
497,366	1,927,506	112,690,898	(93,076,372)	4,973,576	34,503,354
(8,277,191)	(41,855,853)	113,903,107	(99,875,761)	4,284,173	28,703,096
240,833,825	282,689,678	302,727,702	402,603,463	28,703,096	—
$232,556,634	$240,833,825	$416,630,809	$ 302,727,702	$32,987,269	$ 28,703,096

610,000	810,000	4,325,000	5,950,000	200,000	1,500,000
(590,000)	(770,000)	(1,500,000)	(8,300,000)	—	(400,000)
20,000	40,000	2,825,000	(2,350,000)	200,000	1,100,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Municipal Bond ETF		SPDR Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	For the Period 4/5/22*- 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 282,256	$ 231,606	$ 401,468	$ 152,659
Net realized gain (loss)	(805,188)	(189,996)	(63,210)	(105,291)
Net change in unrealized appreciation/depreciation	632,779	(3,416,424)	(60,506)	(476,707)
Net increase (decrease) in net assets resulting from operations	109,847	(3,374,814)	277,752	(429,339)
Net equalization credits and charges	6,512	(1,113)	830	1,649
Distributions to shareholders	(425,884)	(700,875)	(497,910)	(102,786)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,291,272	10,685,680	2,863,918	32,963,912
Cost of shares redeemed	—	(16,723,473)	—	—
Net income equalization	(6,512)	1,113	(830)	(1,649)
Other Capital	12	10,686	2,864	32,964
Net increase (decrease) in net assets from beneficial interest transactions	5,284,772	(6,025,994)	2,865,952	32,995,227
Net increase (decrease) in net assets during the period	4,975,247	(10,102,796)	2,646,624	32,464,751
Net assets at beginning of period	35,061,367	45,164,163	32,464,751	—
NET ASSETS AT END OF PERIOD	$40,036,614	$ 35,061,367	$ 35,111,375	$32,464,751
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	400,000	100,000	1,100,000
Shares redeemed	—	(600,000)	—	—
Net increase (decrease) from share transactions	200,000	(200,000)	100,000	1,100,000

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF		SPDR DoubleLine Emerging Markets Fixed Income ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 1,762,773	$ 1,864,166	$ 1,752,612	$ 2,044,310	$ 1,557,957	$ 2,925,925
(8,179,338)	(5,800,454)	(12,524,995)	2,571,374	(1,951,222)	769,507
172,043	(9,885,098)	18,176,479	(30,518,656)	919,590	(17,006,267)
(6,244,522)	(13,821,386)	7,404,096	(25,902,972)	526,325	(13,310,835)
(360,483)	(509,259)	(104,214)	(142,580)	(11,492)	(15,165)
(1,704,355)	(1,883,135)	(2,616,810)	(7,269,494)	(1,804,193)	(5,404,954)

59,955,295	112,910,613	37,812,948	107,170,499	7,947,071	9,309,790
(27,936,748)	(61,634,491)	(20,839,830)	(45,148,661)	(13,574,299)	(40,124,127)
360,483	509,259	104,214	142,580	11,492	15,165
—	—	—	—	37,414	68,054
32,379,030	51,785,381	17,077,332	62,164,418	(5,578,322)	(30,731,118)
24,069,670	35,571,601	21,760,404	28,849,372	(6,867,682)	(49,462,072)
118,545,445	82,973,844	203,244,987	174,395,615	74,181,026	123,643,098
$142,615,115	$118,545,445	$225,005,391	$203,244,987	$ 67,313,344	$ 74,181,026

2,270,000	3,780,000	970,000	2,450,000	200,000	200,000
(1,070,000)	(2,060,000)	(530,000)	(1,040,000)	(325,000)	(825,000)
1,200,000	1,720,000	440,000	1,410,000	(125,000)	(625,000)

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF		SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,043,377	$ 2,322,666	$ 42,201,197	$ 77,993,893
Net realized gain (loss)	(762,247)	(3,083,762)	(58,887,547)	(71,677,135)
Net change in unrealized appreciation/depreciation	(597,383)	(6,559,270)	(41,860,116)	(268,963,903)
Net increase (decrease) in net assets resulting from operations	683,747	(7,320,366)	(58,546,466)	(262,647,145)
Net equalization credits and charges	(16,236)	(22,189)	—	(3,201)
Distributions to shareholders	(2,329,017)	(2,972,526)	(65,247,706)	(96,266,392)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,479,690	89,243,755	464,427,759	12,031,920
Cost of shares redeemed	(6,954,553)	(107,825,844)	(258,273,252)	(597,715,967)
Net income equalization	16,236	22,189	—	3,201
Other Capital	12,174	241,692	1,167,144	621,780
Net increase (decrease) in net assets from beneficial interest transactions	(3,446,453)	(18,318,208)	207,321,651	(585,059,066)
Net increase (decrease) in net assets during the period	(5,107,959)	(28,633,289)	83,527,479	(943,975,804)
Net assets at beginning of period	131,605,385	160,238,674	2,244,695,207	3,188,671,011
NET ASSETS AT END OF PERIOD	$126,497,426	$ 131,605,385	$2,328,222,686	$2,244,695,207
SHARES OF BENEFICIAL INTEREST:
Shares sold	75,000	1,800,000	11,500,000	250,000
Shares redeemed	(150,000)	(2,200,000)	(6,350,000)	(12,950,000)
Net increase (decrease) from share transactions	(75,000)	(400,000)	5,150,000	(12,700,000)
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 27.93	$ 28.52	$ 21.25	$ 25.18	$ 26.62	$ 23.97
Income (loss) from investment operations:
Net investment income (loss) (b)	1.36	2.99	0.65	0.78	0.69	0.53
Net realized and unrealized gain (loss) (c)	(0.65)	(0.44)	7.15	(3.89)	(1.43)	2.64
Total from investment operations	0.71	2.55	7.80	(3.11)	(0.74)	3.17
Net equalization credits and charges (b)	(0.01)	0.34	0.02	(0.02)	0.00(d)	(0.00)(d)
Other capital (b)	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.11)	(3.48)	(0.55)	(0.80)	(0.70)	(0.52)
Net asset value, end of period	$ 27.52	$ 27.93	$ 28.52	$ 21.25	$ 25.18	$ 26.62
Total return (e)	2.55%	10.57%	37.12%	(12.71)%	(2.71)%	13.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$632,144	$468,031	$130,358	$53,750	$112,792	$143,742
Ratios to average net assets:
Total expenses (f)	0.10%(g)	0.05%	0.08%	0.08%	0.12%	0.22%
Net investment income (loss)	9.65%(g)	10.09%	2.56%	3.30%	2.76%	2.04%
Portfolio turnover rate	17%(h)	38%	49%	30%	28%	44%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 30.73	$ 35.62	$ 30.37	$ 33.32	$ 32.42	$ 32.33
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	1.33	1.35	1.43	1.53	1.02
Net realized and unrealized gain (loss) (c)	(1.32)	(4.92)	5.18	(2.95)	0.91	0.09
Total from investment operations	(0.38)	(3.59)	6.53	(1.52)	2.44	1.11
Net equalization credits and charges (b)	0.01	(0.01)	0.04	0.03	0.03	(0.01)
Other capital (b)	—	—	—	—	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.87)	(1.29)	(1.32)	(1.46)	(1.57)	(1.01)
Net asset value, end of period	$ 29.49	$ 30.73	$ 35.62	$ 30.37	$ 33.32	$ 32.42
Total return (e)	(1.16)%	(10.41)%	21.90%	(4.56)%	7.93%	3.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,702	$95,559	$125,039	$126,039	$104,613	$92,389
Ratios to average net assets:
Total expenses (f)	0.06%(g)	0.12%	0.16%	0.18%	0.18%	0.39%
Net investment income (loss)	6.16%(g)	3.85%	4.02%	4.41%	4.71%	3.07%
Portfolio turnover rate	61%(h)	58%	60%	38%	71%	29%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 38.97	$ 46.04	$ 36.88	$ 38.33	$ 37.72	$ 35.52
Income (loss) from investment operations:
Net investment income (loss) (b)	0.72	1.61	0.91	1.07	1.03	0.81
Net realized and unrealized gain (loss) (c)	(0.34)	(6.71)	9.16	(1.44)	0.57	2.18
Total from investment operations	0.38	(5.10)	10.07	(0.37)	1.60	2.99
Net equalization credits and charges (b)	(0.01)	0.00(d)	(0.00)(d)	0.00(d)	0.01	0.01
Other capital (b)	0.00(d)	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.99)	(1.62)	(0.91)	(1.08)	(1.00)	(0.80)
Net realized gains	(0.84)	(0.35)	—	—	—	—
Total distributions	(1.83)	(1.97)	(0.91)	(1.08)	(1.00)	(0.80)
Net asset value, end of period	$ 37.51	$ 38.97	$ 46.04	$ 36.88	$ 38.33	$ 37.72
Total return (e)	1.03%	(11.58)%	27.51%	(1.00)%	4.37%	8.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$232,557	$240,834	$282,690	$237,850	$255,687	$248,929
Ratios to average net assets:
Total expenses (f)	0.11%(g)	0.11%	0.17%	0.09%	0.15%	0.20%
Net investment income (loss)	3.72%(g)	3.59%	2.16%	2.84%	2.76%	2.14%
Portfolio turnover rate (h)	75%(i)	153%	110%	94%	71%	43%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 39.83	$ 40.46	$ 40.26	$ 40.41	$ 40.27	$ 40.26
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.21	0.27	0.81	1.02	0.68
Net realized and unrealized gain (loss) (c)	0.15	(0.63)	0.25	(0.11)	0.04	(0.14)
Total from investment operations	0.70	(0.42)	0.52	0.70	1.06	0.54
Net equalization credits and charges (b)	0.01	(0.01)	0.00(d)	0.02	0.03	0.04
Other capital (b)	0.01	0.01	0.01	0.03	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.59)	(0.21)	(0.33)	(0.90)	(0.97)	(0.63)
Net asset value, end of period	$ 39.96	$ 39.83	$ 40.46	$ 40.26	$ 40.41	$ 40.27
Total return (e)	1.81%	(1.05)%	1.34%	1.86%	2.79%	1.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$416,631	$302,728	$402,603	$298,907	$167,719	$50,344
Ratios to average net assets:
Total expenses	0.21%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.74%(f)	0.51%	0.67%	2.02%	2.54%	1.70%
Portfolio turnover rate	22%(g)	68%	76%	71%	100%	76%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Loomis Sayles Opportunistic Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$ 26.09	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	0.67
Net realized and unrealized gain (loss) (b)	(0.63)	(4.05)
Total from investment operations	0.01	(3.38)
Net equalization credits and charges (a)	0.01	(0.02)
Other capital (a)	0.01	0.06
Distributions to shareholders from:
Net investment income	(0.75)	(0.57)
Net asset value, end of period	$ 25.37	$ 26.09
Total return (c)	0.11%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,987	$28,703
Ratios to average net assets:
Total expenses	0.56%(d)	0.55%(d)
Net expenses	0.53%(d)	0.51%(d)
Net investment income (loss)	4.94%(d)	3.11%(d)
Portfolio turnover rate (e)	67%(f)	101%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$ 26.97	$ 30.11	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.17	0.07
Net realized and unrealized gain (loss) (b)	(0.18)	(2.80)	0.11
Total from investment operations	0.02	(2.63)	0.18
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.30)	(0.30)	(0.10)
Net realized gains	—	(0.22)	—
Total distributions	(0.30)	(0.52)	(0.10)
Net asset value, end of period	$ 26.69	$ 26.97	$ 30.11
Total return (d)	0.07%	(8.83)%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,037	$35,061	$45,164
Ratios to average net assets:
Total expenses	0.41%(e)	0.40%	0.40%(e)
Net investment income (loss)	1.49%(e)	0.57%	0.57%(e)
Portfolio turnover rate (f)	30%(g)	49%	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 4/5/2022*- 6/30/22
Net asset value, beginning of period	$ 29.51	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.14
Net realized and unrealized gain (loss) (b)	(0.17)	(0.57)
Total from investment operations	0.18	(0.43)
Net equalization credits and charges (a)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(0.43)	(0.09)
Net asset value, end of period	$ 29.26	$ 29.51
Total return (d)	0.62%	(1.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,111	$32,465
Ratios to average net assets:
Total expenses	0.44%(e)	0.43%(e)
Net investment income (loss)	2.37%(e)	2.00%(e)
Portfolio turnover rate (f)	23%(g)	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 27.13	$ 31.31	$ 31.98	$ 31.08	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.52	0.63	0.81	0.15
Net realized and unrealized gain (loss) (b)	(1.48)	(4.02)	(0.37)	1.31	0.99
Total from investment operations	(1.12)	(3.50)	0.26	2.12	1.14
Net equalization credits and charges (a)	(0.07)	(0.14)	(0.16)	(0.17)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.34)	(0.54)	(0.77)	(1.05)	(0.16)
Net asset value, end of period	$ 25.60	$ 27.13	$ 31.31	$ 31.98	$ 31.08
Total return (d)	(4.36)%	(11.78)%	0.29%	6.42%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$142,615	$118,545	$82,974	$47,014	$10,877
Ratios to average net assets:
Total expenses (e)	0.37%(f)	0.39%	0.39%	0.31%	0.31%(f)
Net investment income (loss)	2.73%(f)	1.76%	1.99%	2.57%	1.98%(f)
Portfolio turnover rate (g)	58%(h)	75%	79%	150%	32%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 38.06	$ 44.38	$ 32.83	$ 30.73	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.47	0.36	0.57	0.23
Net realized and unrealized gain (loss) (b)	1.04	(5.07)	11.62	1.98	0.55
Total from investment operations	1.35	(4.60)	11.98	2.55	0.78
Net equalization credits and charges (a)	(0.02)	(0.03)	(0.04)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.46)	(0.46)	(0.39)	(0.48)	(0.11)
Net realized gains	—	(1.23)	—	—	—
Total distributions	(0.46)	(1.69)	(0.39)	(0.48)	(0.11)
Net asset value, end of period	$ 38.93	$ 38.06	$ 44.38	$ 32.83	$ 30.73
Total return (c)	3.49%	(11.02)%	36.48%	8.52%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$225,005	$203,245	$174,396	$68,617	$14,136
Ratios to average net assets:
Total expenses (d)	0.58%(e)	0.54%	0.52%	0.49%	0.49%(e)
Net investment income (loss)	1.55%(e)	1.06%	0.89%	1.79%	3.12%(e)
Portfolio turnover rate (f)	66%(g)	202%	263%	154%	39%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 41.21	$ 50.99	$ 49.09	$ 51.02	$ 48.25	$ 50.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	1.49	1.48	1.87	1.98	1.31
Net realized and unrealized gain (loss)	(0.89)	(8.60)	1.83	(2.06)	2.60	(1.74)
Total from investment operations	0.02	(7.11)	3.31	(0.19)	4.58	(0.43)
Net equalization credits and charges (a)	(0.01)	(0.01)	0.03	0.04	0.03	0.04
Other capital (a)	0.02	0.03	0.09	0.13	0.08	0.10
Distributions to shareholders from:
Net investment income	(1.05)	(1.47)	(1.53)	(1.91)	(1.92)	(1.36)
Net realized gains	—	(1.22)	—	—	—	(0.55)
Total distributions	(1.05)	(2.69)	(1.53)	(1.91)	(1.92)	(1.91)
Net asset value, end of period	$ 40.19	$ 41.21	$ 50.99	$ 49.09	$ 51.02	$ 48.25
Total return (b)	0.10%	(14.57)%	7.09%	(0.04)%	9.99%	(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,313	$74,181	$123,643	$94,494	$65,050	$48,253
Ratios to average net assets:
Total expenses	0.66%(c)	0.65%	0.72%	0.75%	0.75%	0.76%
Net expenses	0.66%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	4.49%(c)	3.12%	2.95%	3.77%	4.06%	2.64%
Portfolio turnover rate (d)	16%(e)	38%	77%	54%	37%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 46.59	$ 49.69	$ 49.57	$ 49.53	$ 48.81	$ 49.61
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	0.69	0.68	1.08	1.30	1.02
Net realized and unrealized gain (loss) (b)	(0.47)	(2.96)	0.14	0.07	0.62	(0.99)
Total from investment operations	0.26	(2.27)	0.82	1.15	1.92	0.03
Net equalization credits and charges (a)	(0.01)	(0.01)	0.01	0.00(c)	0.03	0.05
Other capital (a)	0.00(c)	0.07	0.01	0.03	0.06	0.12
Distributions to shareholders from:
Net investment income	(0.84)	(0.73)	(0.72)	(1.14)	(1.29)	(1.00)
Net realized gains	—	(0.16)	—	—	—	—
Total distributions	(0.84)	(0.89)	(0.72)	(1.14)	(1.29)	(1.00)
Net asset value, end of period	$ 46.00	$ 46.59	$ 49.69	$ 49.57	$ 49.53	$ 48.81
Total return (d)	0.55%	(4.52)%	1.70%	2.43%	4.18%	0.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126,497	$131,605	$160,239	$142,519	$121,344	$82,984
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.49%	0.50%	0.50%	0.50%
Net expenses	0.46%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.14%(e)	1.41%	1.36%	2.18%	2.65%	2.07%
Portfolio turnover rate (f)	16%(g)	104%	58%	43%	62%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 42.27	$ 48.46	$ 49.40	$ 48.96	$ 47.60	$ 49.03
Income (loss) from investment operations:
Net investment income (loss) (b)	0.79	1.30	1.09	1.37	1.56	1.34
Net realized and unrealized gain (loss) (c)	(1.89)	(5.91)	(0.70)	0.59	1.44	(1.34)
Total from investment operations	(1.10)	(4.61)	0.39	1.96	3.00	0.00(d)
Net equalization credits and charges (b)	—	(0.00)(d)	0.00(d)	(0.00)(d)	0.00(d)	0.00(d)
Contribution from affiliate	—	—	0.00(d)	—	—	—
Other capital (b)	0.02	0.01	0.00(d)	0.03	0.04	0.02
Distributions to shareholders from:
Net investment income	(1.22)	(1.59)	(1.33)	(1.55)	(1.68)	(1.45)
Net asset value, end of period	$ 39.97	$ 42.27	$ 48.46	$ 49.40	$ 48.96	$ 47.60
Total return (e)	(2.58)%	(9.75)%	0.81%(f)	4.13%	6.53%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,328,223	$2,244,695	$3,188,671	$3,191,242	$3,336,881	$3,182,239
Ratios to average net assets:
Total expenses	0.56%(g)	0.55%	0.62%	0.65%	0.65%	0.65%
Net expenses	0.56%(g)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	3.82%(g)	2.79%	2.22%	2.80%	3.27%	2.78%
Portfolio turnover rate	51%(h)(i)	119%(i)	82%(i)	25%(i)	47%(i)	34%(j)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended June 30, 2021, the total return would have remained 0.81%.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The SPDR Loomis Sayles Opportunistic Bond ETF was formed on September 27, 2021 and commenced operations on September 28, 2021. The SPDR Nuveen Municipal Bond ESG ETF was formed on April 4, 2022 and commenced operations on April 5, 2022.
The SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF, SPDR Nuveen Municipal Bond ESG ETF and the SPDR DoubleLine Total Return Tactical ETF are each classified as a non-diversified investment company. The remaining Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid quarterly for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF and SPDR SSGA US Sector Rotation ETF and declared and paid monthly for SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Doubline Total Return Tactical ETF, SPDR Doubline Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR Nuveen Municipal Bond ESG ETF and SPDR Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The SPDR Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures Contracts
Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate exposure and manage duration.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Credit Default Swaps
During the period ended December 31, 2022, the SPDR Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$ 63,389	$ —	$—	$—	$—	$ 63,389
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	274	—	—	—	274
Futures Contracts	141,923	—	—	—	—	141,923

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$1,856,251	$ —	$ —	$—	$—	$1,856,251
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	3,325	—	—	—	3,325
Futures Contracts	(356,926)	—	—	—	—	(356,926)
Swap Contracts	—	—	(75,570)	—	—	(75,570)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$(188,350)	$ —	$ —	$—	$—	$(188,350)
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(2,840)	—	—	—	(2,840)
Futures Contracts	(127,134)	—	—	—	—	(127,134)
Swap Contracts	—	—	10,911	—	—	10,911
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the SPDR Loomis Sayles Opportunistic Bond ETF's net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2022:
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Commonwealth Bank of Australia	$(274)	$—	$—	$(274)
	$(274)	$—	$—	$(274)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50 *%
SPDR SSGA Income Allocation ETF	0.50 *
SPDR SSGA Global Allocation ETF	0.35 *
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR Loomis Sayles Opportunistic Bond ETF	0.55

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Annual Rate
SPDR Nuveen Municipal Bond ETF	0.40%
SPDR Nuveen Municipal Bond ESG ETF	0.43
SPDR SSGA Fixed Income Sector Rotation ETF	0.50 *
SPDR SSGA US Sector Rotation ETF	0.70 *
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45
SPDR DoubleLine Total Return Tactical ETF	0.55
*	The Advisory fees are reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by the acquired fund fees and expenses and for the period ended December 31, 2022, the net annualized advisory fees were 0.09%, 0.05%, 0.10%, 0.36% and 0.58% respectively.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022, except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ —	$ —	$ 87,319,752	$ 90,646,363
SPDR SSGA Income Allocation ETF	—	—	55,616,033	51,898,904
SPDR SSGA Global Allocation ETF	—	—	161,136,471	161,674,853
SPDR SSGA Ultra Short Term Bond ETF	—	—	74,045,477	54,823,256
SPDR Loomis Sayles Opportunistic Bond ETF	830,909	1,656,915	20,511,684	16,919,391
SPDR Nuveen Municipal Bond ETF	—	—	14,899,126	10,312,876
SPDR Nuveen Municipal Bond ESG ETF	—	—	9,900,482	7,390,559
SPDR SSGA Fixed Income Sector Rotation ETF	—	—	75,040,806	75,158,672
SPDR SSGA US Sector Rotation ETF	—	—	146,608,289	147,794,822
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	—	10,379,455	15,769,281
SPDR DoubleLine Short Duration Total Return Tactical ETF	13,915,820	2,098,361	5,549,776	13,484,999
SPDR DoubleLine Total Return Tactical ETF	1,213,695,200	896,431,130	50,610,738	175,901,399
For the period ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$220,099,587	$47,823,906	$3,901,158
SPDR SSGA Income Allocation ETF	16,180,347	20,861,161	(412,915)
SPDR SSGA Global Allocation ETF	21,904,973	21,478,839	2,087,157
SPDR SSGA Fixed Income Sector Rotation ETF	59,960,818	27,933,800	(668,542)
SPDR SSGA US Sector Rotation ETF	37,814,398	20,836,288	2,024,597
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Nuveen Municipal Bond ESG ETF intend to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
    As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$ 702,408,454	$7,083,888	$ 32,170,912	$ (25,087,024)
SPDR SSGA Income Allocation ETF	103,150,802	226,948	9,930,093	(9,703,145)
SPDR SSGA Global Allocation ETF	275,988,474	6,670,831	5,919,116	751,715
SPDR SSGA Ultra Short Term Bond ETF	417,779,620	193,664	5,442,615	(5,248,951)
SPDR Loomis Sayles Opportunistic Bond ETF	33,645,792	273,723	2,453,633	(2,179,910)
SPDR Nuveen Municipal Bond ETF	41,452,274	10,015	3,004,503	(2,994,488)
SPDR Nuveen Municipal Bond ESG ETF	34,458,512	100,618	649,923	(549,305)
SPDR SSGA Fixed Income Sector Rotation ETF	177,792,489	118,224	9,671,393	(9,553,169)
SPDR SSGA US Sector Rotation ETF	287,454,440	3,520,950	6,989,271	(3,468,321)
SPDR DoubleLine Emerging Markets Fixed Income ETF	80,261,569	172,410	14,070,565	(13,898,155)
SPDR DoubleLine Short Duration Total Return Tactical ETF	132,489,619	115,646	6,926,695	(6,811,049)
SPDR DoubleLine Total Return Tactical ETF	2,615,396,218	2,150,022	303,567,977	(301,417,955)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 44,497,363	$ 45,511,787	$ 134,250	$ 45,646,037
SPDR SSGA Income Allocation ETF	10,843,490	6,784,842	4,368,875	11,153,717
SPDR SSGA Global Allocation ETF	45,846,754	45,214,621	2,011,450	47,226,071
SPDR SSGA Fixed Income Sector Rotation ETF	27,447,700	25,608,951	2,787,750	28,396,701
SPDR SSGA US Sector Rotation ETF	72,479,637	58,900,996	15,402,475	74,303,471
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$ 45,511,787	$—	$—	$—	$ 45,511,787	$ 45,511,787
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	6,784,842	—	—	—	6,784,842	6,784,842
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	45,214,621	—	—	—	45,214,621	45,214,621
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	25,608,951	—	—	—	25,608,951	25,608,951
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	58,900,996	—	—	—	58,900,996	58,900,996
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2022:
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

The Funds had no outstanding loans as of December 31, 2022.
12.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.10%	$1,025.50	$0.51	$1,024.70	$0.51
SPDR SSGA Income Allocation ETF	0.06	988.40	0.30	1,024.90	0.31
SPDR SSGA Global Allocation ETF	0.11	1,010.30	0.56	1,024.70	0.56
SPDR SSGA Ultra Short Term Bond ETF	0.21	1,018.10	1.07	1,024.10	1.07
SPDR Loomis Sayles Opportunistic Bond ETF	0.53	1,001.10	2.67	1,022.50	2.70
SPDR Nuveen Municipal Bond ETF	0.41	1,000.70	2.07	1,023.10	2.09
SPDR Nuveen Municipal Bond ESG ETF	0.44	1,006.20	2.22	1,023.00	2.24
SPDR SSGA Fixed Income Sector Rotation ETF	0.37	956.40	1.82	1,023.30	1.89
SPDR SSGA US Sector Rotation ETF	0.58	1,034.90	2.97	1,022.30	2.96
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.66	1,001.00	3.33	1,021.90	3.36
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.46	1,005.50	2.33	1,022.90	2.35
SPDR DoubleLine Total Return Tactical ETF	0.56	974.20	2.79	1,022.40	2.85

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SSGA Active Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

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SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the Funds are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the Funds to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
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SPDRACTIVESAR

Semi-Annual Report
December 31, 2022
SSGA Active Trust
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Blackstone High Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Point Au Roche Park CLO Ltd. 10.34% 7/20/2034	1.0%
Mineral Resources, Ltd. 8.50% 5/1/2030	0.7
Intesa Sanpaolo SpA 5.71% 1/15/2026	0.7
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan 11.13% 9/6/2026	0.7
Sunoco L.P./Sunoco Finance Corp. 4.50% 5/15/2029	0.6
TOTAL	3.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Software	7.0%
Oil, Gas & Consumable Fuels	6.9
Diversified Financial Services	4.8
Media	4.7
Hotels, Restaurants & Leisure	3.8
Insurance	3.3
Entertainment	3.1
Retail-Restaurants	3.1
Other ABS	3.0
Commercial Services	2.8
Commercial Services & Supplies	2.7
Health Care Providers & Services	2.6
Specialty Retail	2.6
Real Estate Investment Trusts (REITs)	2.3
Aerospace & Defense	2.2
Chemicals	1.9
Pipelines	1.9
Diversified Telecommunication Services	1.8
Leisure Industry	1.8
Construction & Engineering	1.6
Food & Staples Retailing	1.5
Home Furnishings	1.5
Pharmaceuticals	1.3
Metals & Mining	1.3
IT Services	1.2
Containers & Packaging	1.2
Transport-Services	1.0
Metal-Iron	1.0
Electronic Equipment, Instruments & Components	0.8
Construction Materials	0.8
Airlines	0.8
Miscellaneous Manufactur	0.8
Capital Markets	0.8
Electric Utilities	0.8
Steel-Producers	0.7
Advertising Services	0.7
Household Products	0.7
Commercial Banks	0.7
Paper & Forest Products	0.7
Independent Power Producers & Energy Traders	0.6
Auto Components	0.6
Computer Services	0.6
Automobiles	0.6
Telecom Services	0.5
Professional Services	0.5
Communications Equipment	0.5
Air Freight & Logistics	0.5
Machinery	0.5
Building Products	0.5
Food Products	0.5
Life Sciences Tools & Services	0.5
Health Care Equipment & Supplies	0.4
Cosmetics & Toiletries	0.4
Computers	0.4
Distribution/Wholesale	0.4
See accompanying notes to financial statements.
1

SPDR Blackstone High Income ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Financial Services	0.4%
	Energy-Alternate Sources	0.4
	Office Automation&Equip	0.4
	Electronic Compo-Misc	0.4
	Electrical Equipment	0.3
	Road & Rail	0.3
	Consumer Finance	0.3
	Telecommunication Equip	0.3
	Retail-Building Products	0.3
	Machinery-Construction & Mining	0.3
	Beverages	0.3
	Textiles, Apparel & Luxury Goods	0.3
	Investment Companies	0.3
	Semiconductors & Semiconductor Equipment	0.3
	Casino Services	0.3
	Television	0.2
	Trading Companies & Distributors	0.2
	Food-Misc/Diversified	0.2
	Internet Security	0.2
	Distributors	0.2
	Leisure&Rec/Games	0.2
	Environ Monitoring&Det	0.2
	Real Estate	0.2
	MRI/Medical Diag Imaging	0.1
	Transport-Air Freight	0.1
	Food & Beverage	0.1
	Internet & Telecom	0.1
	Forestry	0.1
	Energy Equipment & Services	0.1
	Cable/Satellite TV	0.1
	Finance-Credit Card	0.1
	Personal Products	0.1
	Thrifts & Mortgage Finance	0.1
	Diversified Consumer Services	0.1
	Gaming & Entertainment	0.1
	Office Furnishings-Orig	0.1
	Medical Labs&Testing Srv	0.0 *
	Coal	0.0 *
	Short-Term Investment	8.2
	Liabilities in Excess of Other Assets	(6.2)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Blackstone Senior Loan ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4 5.82% 11/19/2026	2.2%
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B 7.13% 12/23/2024	1.7
Peraton Corp. Senior Secured Term Loan B 8.13% 2/1/2028	1.7
Medline Borrower LP Senior Secured USD Term Loan B 7.63% 10/23/2028	1.5
Berry Global, Inc. Senior Secured 2021 Term Loan Z 6.02% 7/1/2026	1.5
TOTAL	8.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Software	12.3%
Hotels, Restaurants & Leisure	7.3
Media	6.6
Health Care Providers & Services	5.9
Diversified Financial Services	5.9
Insurance	4.3
Retail-Restaurants	3.7
Specialty Retail	2.8
Entertainment	2.4
Oil, Gas & Consumable Fuels	2.4
Commercial Services & Supplies	2.2
Health Care Equipment & Supplies	1.9
Pharmaceuticals	1.8
Commercial Services	1.8
Airlines	1.7
Diversified Telecommunication Services	1.6
Aerospace & Defense	1.6
Containers & Packaging	1.6
Casino Services	1.5
Independent Power Producers & Energy Traders	1.4
Telecom Services	1.2
Professional Services	1.2
Road & Rail	1.2
IT Services	1.2
Machinery-Construction & Mining	1.1
Chemicals	1.0
Capital Markets	0.9
MRI/Medical Diag Imaging	0.8
Building Products	0.8
Cosmetics & Toiletries	0.8
Communications Equipment	0.7
Retail-Building Products	0.7
Food Products	0.7
Computers	0.7
Transport-Services	0.6
Beverages	0.6
Life Sciences Tools & Services	0.6
Distributors	0.6
Auto Components	0.5
Pipelines	0.5
Household Products	0.4
Semiconductors & Semiconductor Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Real Estate Investment Trusts (REITs)	0.4
Construction Materials	0.2
Food-Misc/Diversified	0.2
Air Freight & Logistics	0.2
Industrial Conglomerates	0.2
Leisure Industry	0.2
Investment Companies	0.2
Internet & Telecom	0.2
Automobiles	0.2
Metals & Mining	0.2
Metal-Iron	0.2
Food & Staples Retailing	0.1
See accompanying notes to financial statements.
3

SPDR Blackstone Senior Loan ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Construction & Engineering	0.1%
	Textiles, Apparel & Luxury Goods	0.1
	Diversified Consumer Services	0.1
	Distribution/Wholesale	0.1
	Advertising Services	0.1
	Home Furnishings	0.1
	Leisure&Rec/Games	0.1
	Internet Security	0.1
	Commercial Banks	0.1
	Auto/Trk Prts&Equip-Orig	0.1
	Energy-Alternate Sources	0.1
	Electric Utilities	0.1
	Computer Services	0.1
	Paper & Forest Products	0.1
	Office Automation&Equip	0.1
	Steel-Producers	0.0 *
	Telecommunication Equip	0.0 *
	Machinery	0.0 *
	Miscellaneous Manufactur	0.0 *
	Leisure Equipment & Products	0.0 *
	Interactive Media & Services	0.0 *
	Medical Labs&Testing Srv	0.0 *
	Gaming & Entertainment	0.0 *
	Real Estate	0.0 *
	Environ Monitoring&Det	0.0 *
	Short-Term Investment	5.9
	U.S. Treasury Obligations	2.5
	Liabilities in Excess of Other Assets	(0.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 50.1% (a)
ADVERTISING SERVICES — 0.5%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 8/15/2025 (b)	$ 353,137	$ 340,961
CMG Media Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 12/17/2026 (b)	112,658	105,797
Lamar Media Corp. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.50%, 5.86%, 2/5/2027 (b)	119,339	116,356
		563,114
AEROSPACE & DEFENSE — 0.6%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 7.92%, 4/6/2026 (b)	28,547	27,285
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 7.80%, 4/6/2026 (b)	53,098	50,750
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 3 Month USD LIBOR + 2.25%, 6.98%, 5/30/2025 (b)	308,932	306,159
Senior Secured 2020 Term Loan F, 3 Month USD LIBOR + 2.25%, 6.98%, 12/9/2025 (b)	296,939	293,895
		678,089
AIR FREIGHT & LOGISTICS — 0.4%
Kenan Advantage Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 11.63%, 9/1/2027 (b)	87,127	80,883
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 7/26/2028 (b)	61,710	56,675
Security Description	Principal Amount	Value
XPO Logistics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 5.93%, 2/24/2025 (b)	$ 340,594	$ 339,502
		477,060
AIRLINES — 0.7%
American Airlines, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.14%, 6/27/2025 (b)	286,174	275,846
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.11%, 4/21/2028 (b)	512,460	507,443
		783,289
AUTO COMPONENTS — 0.5%
Belron Finance U.S. LLC Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 6.69%, 10/30/2026 (b)	123,193	122,988
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 4/30/2026 (b)	288,720	283,909
USI, Inc. Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR + 3.75%, 8.33%, 11/22/2029 (b)	149,625	148,503
		555,400
BEVERAGES — 0.2%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 3/31/2028 (b)	191,163	178,427
BUILDING PRODUCTS — 0.4%
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.57%, 4/12/2028 (b)	112,641	101,598
Standard Industries, Inc. Senior Secured 2021 Term Loan B, 6.68%, 9/22/2028 (b)	146,407	144,813
Summit Materials LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.00%, 7.61%, 12/14/2027 (b)	200,000	200,125
		446,536

See accompanying notes to financial statements.
5

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CABLE/SATELLITE TV — 0.1%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.39%, 5/3/2028 (b)	$ 123,056	$ 120,548
CAPITAL MARKETS — 0.8%
Focus Financial Partners LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.50%, 6.82%, 6/30/2028 (b)	314,574	309,266
LPL Holdings, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75%, 5.87%, 11/12/2026 (b)	340,380	339,103
Victory Capital Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.25%, 6.60%, 7/1/2026 (b)	305,454	303,783
		952,152
CASINO SERVICES — 0.3%
Stars Group Holdings B.V. Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.25%, 8.09%, 7/22/2028 (b)	399,000	397,837
CHEMICALS — 0.7%
Axalta Coating Systems Dutch Holding B B.V Senior Secured 2022 USD Term Loan B, 12/20/2029 (b)	250,000	250,562
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 7.23%, 3/2/2026 (b)	140,290	139,304
PQ Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 6.91%, 6/9/2028 (b)	126,402	124,743
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 7.16%, 10/1/2025 (b)	345,384	341,326
		855,935
COMMERCIAL SERVICES — 1.2%
AEA International Holdings (Lux) S.a.r.l. Senior Secured Term Loan B, COR, 8.14%, 9/7/2028 (b)	290,800	288,619
Security Description	Principal Amount	Value
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.17%, 5/12/2028 (b)	$ 121,705	$ 115,863
Corporation Service Co. Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 7.67%, 11/2/2029 (b)	500,000	495,625
Galaxy U.S. Opco, Inc. Senior Secured Term Loan, 1 Month USD SOFR + 4.75%, 9.07%, 4/29/2029 (b)	58,708	53,278
Sabre GLBL Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.25%, 8.67%, 6/30/2028 (b)	47,622	43,723
Vaco Holdings LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 5.00%, 9.73%, 1/21/2029 (b)	413,104	399,850
		1,396,958
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aramark Services, Inc.:
Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.13%, 3/11/2025 (b)	149,836	149,344
Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.13%, 1/15/2027 (b)	125,532	123,790
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.88%, 4/6/2028 (b)	355,896	352,203
Asurion LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 9.63%, 1/31/2028 (b)	108,911	85,585
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 9.63%, 1/20/2029 (b)	445,120	348,625
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 7.63%, 7/31/2027 (b)	229,315	201,368
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 1.00%, 2/9/2026 (b)	199,449	197,117

See accompanying notes to financial statements.
6

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Clean Harbors, Inc. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 10/8/2028 (b)	$ 323,182	$ 322,329
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50%, 6.82%, 11/30/2028 (b)	132,465	131,685
Senior Secured 2021 Term Loan C, 1 Month USD LIBOR + 2.50%, 6.57%, 11/30/2028 (b)	9,997	9,939
Garda World Security Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 8.93%, 10/30/2026 (b)	305,848	298,355
McGraw-Hill Global Education Holdings LLC Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.75%, 8.32%, 7/28/2028 (b)	247,044	233,225
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 8.23%, 11/30/2027 (b)	189,105	179,819
Prime Security Services Borrower LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 6.50%, 9/23/2026 (b)	331,125	328,641
		2,962,025
COMMUNICATIONS EQUIPMENT — 0.5%
Ciena Corp. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.14%, 9/26/2025 (b)	287,336	286,618
Cogeco Financing 2 LP Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 9/1/2028 (b)	127,599	124,329
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 4/6/2026 (b)	221,326	209,209
		620,156
Security Description	Principal Amount	Value
COMPUTER SERVICES — 0.4%
Maximus, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.00%, 6.42%, 5/28/2028 (b)	$ 110,970	$ 110,323
Tempo Acquisition LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.32%, 8/31/2028 (b)	359,169	358,630
		468,953
COMPUTERS — 0.4%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 9.17%, 7/27/2028 (b)	540,026	464,930
CONSTRUCTION & ENGINEERING — 1.0%
AECOM Senior Secured 2021 Term Loan B, 6.07%, 4/13/2028 (b)	313,354	313,433
Brown Group Holding LLC:
Senior Secured 2022 Incremental Term Loan B2, 1.00%, 7/2/2029 (b)	154,681	154,427
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 6/7/2028 (b)	338,373	332,781
KKR Apple Bidco LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.13%, 9/23/2028 (b)	199,187	196,775
Pike Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.00%, 7.39%, 1/21/2028 (b)	184,204	181,973
		1,179,389
CONSTRUCTION MATERIALS — 0.4%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.63%, 7.01%, 2/1/2027 (b)	424,951	421,001
CONSUMER FINANCE — 0.3%
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 1/29/2027 (b)	353,179	346,262

See accompanying notes to financial statements.
7

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.6%
Berlin Packaging LLC Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 3.75%, 7.88%, 3/11/2028 (b)	$ 61,241	$ 59,064
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 1 Month USD LIBOR + 1.75%, 6.02%, 7/1/2026 (b)	393,114	390,702
Charter NEX U.S., Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 12/1/2027 (b)	189,700	184,617
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 8/4/2027 (b)	51,032	50,238
		684,621
COSMETICS & TOILETRIES — 0.1%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75%, 8.48%, 10/1/2026 (b)	108,034	103,728
DISTRIBUTION/WHOLESALE — 0.4%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 6.83%, 2/11/2028 (b)	304,872	303,159
Univar Solutions USA, Inc. Senior Secured Term Loan B6, 1 Month USD LIBOR + 1.75%, 6.13%, 6/3/2028 (b)	128,181	127,900
		431,059
DISTRIBUTORS — 0.2%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 10.61%, 10/20/2028 (b)	213,649	196,557
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75%, 10.13%, 12/10/2029 (b)	157,414	136,228
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.0%
AlixPartners, LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 2/4/2028 (b)	$ 178,217	$ 177,023
Citadel Securities LP Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.50%, 6.94%, 2/2/2028 (b)	402,326	395,688
Clipper Acquisitions Corp. Senior Secured 2017 Term Loan B, Finance, 6.48%, 3/3/2028 (b)	286,381	283,396
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 4.18%, 8.60%, 4/13/2029 (b)	221,357	211,369
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.07%, 4/9/2027 (b)	103,389	96,814
DirecTV Financing LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.38%, 8/2/2027 (b)	477,937	466,338
Setanta Aircraft Leasing DAC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 6.73%, 11/5/2028 (b)	159,762	159,283
Trans Union LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.13%, 11/16/2026 (b)	296,515	292,835
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 2.75%, 7.14%, 5/18/2025 (b)	276,901	271,640
		2,354,386
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 3/15/2027 (b)	247,302	235,312
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25%, 7.44%, 2/1/2029 (b)	381,436	369,039

See accompanying notes to financial statements.
8

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 3/1/2027 (b)	$ 175,501	$ 168,622
Numericable Group SA Senior Secured USD Term Loan B11, 3 Month USD LIBOR + 2.75%, 7.16%, 7/31/2025 (b)	202,750	192,993
		965,966
ELECTRICAL EQUIPMENT — 0.1%
Generac Power Systems, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 5.97%, 12/13/2026 (b)	114,546	112,165
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
II-VI, Inc. Senior Secured 2022 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.13%, 7/2/2029 (b)	407,152	403,895
Ingram Micro, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.22%, 6/30/2028 (b)	339,251	335,010
MX Holdings U.S., Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 2.75%, 7/31/2025 (b)	116,109	116,158
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 6.62%, 9/28/2024 (b)	111,486	111,718
		966,781
ENERGY EQUIPMENT & SERVICES — 0.1%
WIN Waste Innovations Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR, 1.00%, 3/24/2028 (b)	151,342	145,194
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.41%, 5/21/2029 (b)	113,589	112,933
Security Description	Principal Amount	Value
ENTERTAINMENT — 1.9%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.27%, 4/22/2026 (b)	$ 97,845	$ 53,499
AP Gaming I LLC Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.00%, 8.73%, 2/15/2029 (b)	167,326	158,960
Crown Finance U.S., Inc. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.00%, 2/28/2025 (b) (c)	95,314	18,013
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.32%, 1/27/2029 (b)	353,227	336,539
Formula One Holdings Ltd. Senior Secured Term Loan B, 3 Month USD SOFR + 3.25%, 7.57%, 1/15/2030 (b)	250,000	250,187
GVC Holdings (Gibraltar) Ltd.:
Senior Secured 2021 USD Term Loan B4, 3 Month USD LIBOR + 2.50%, 7.23%, 3/29/2027 (b)	81,341	80,871
Senior Secured 2022 Term Loan B, 10/31/2029 (b)	279,536	278,663
Live Nation Entertainment, Inc. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.13%, 10/17/2026 (b)	124,167	121,683
Motion Finco SARL Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25%, 7.98%, 11/12/2026 (b)	25,086	23,991
NASCAR Holdings, Inc Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 10/19/2026 (b)	287,393	287,101
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 2.50%, 6.91%, 1/23/2025 (b)	140,261	136,989
UFC Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.11%, 4/29/2026 (b)	325,025	321,369
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13%, 6.51%, 1/20/2028 (b)	134,203	132,861
		2,200,726

See accompanying notes to financial statements.
9

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FINANCE-CREDIT CARD — 0.1%
Paysafe Holdings (US) Corp. Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 7.14%, 6/28/2028 (b)	$ 76,820	$ 73,475
FINANCIAL SERVICES — 0.4%
Belron Finance U.S. LLC Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 7.06%, 4/13/2028 (b)	303,531	301,397
CE Intermediate I LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.59%, 11/10/2028 (b)	190,291	181,728
		483,125
FOOD & BEVERAGE — 0.1%
Caesars Resort Collection LLC Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 7.88%, 7/21/2025 (b)	151,406	151,225
FOOD & STAPLES RETAILING — 0.4%
Hostess Brands LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.25%, 6.66%, 8/3/2025 (b)	119,383	119,202
U.S. Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 9/13/2026 (b)	361,010	358,146
		477,348
FOOD PRODUCTS — 0.3%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.09%, 3/15/2028 (b)	322,494	318,866
FOOD-MISC/DIVERSIFIED — 0.2%
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 8.38%, 5/12/2028 (b)	189,927	180,159
FORESTRY — 0.1%
Asplundh Tree Expert LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 9/7/2027 (b)	158,416	158,349
Security Description	Principal Amount	Value
GAMING & ENTERTAINMENT — 0.1%
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 2.50%, 6.88%, 5/29/2026 (b)	$ 130,998	$ 130,453
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Bausch & Lomb, Inc. Senior Secured Term Loan, 3 Month USD SOFR + 3.25%, 7.84%, 5/10/2027 (b)	127,976	122,078
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 10/1/2027 (b)	378,103	355,889
		477,967
HEALTH CARE PROVIDERS & SERVICES — 1.1%
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6/28/2024 (b)	171,084	167,805
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.19%, 3/15/2028 (b)	146,433	146,473
ICON Luxembourg SARL Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (b)	201,747	201,394
Medline Borrower LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 10/23/2028 (b)	212,534	202,354
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 8.33%, 3/2/2028 (b)	92,199	64,949
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75%, 8.48%, 3/2/2028 (b)	2,631	1,854
Pediatric Associates Holding Company LLC:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/29/2028 (b)	148,728	141,601
Senior Secured 2022 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 5.43%, 12/29/2028 (b)	22,620	9,841

See accompanying notes to financial statements.
10

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (b)	$ 50,265	$ 50,178
Vizient, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR CME + 2.25%, 6.67%, 4/28/2029 (b)	116,342	116,371
WP CityMD Bidco LLC Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/22/2028 (b)	214,810	214,634
		1,317,454
HOME FURNISHINGS — 0.2%
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 7.97%, 7/31/2028 (b)	73,454	69,368
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028 (b)	9,794	9,247
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 3.75%, 7.84%, 7/31/2028 (b)	166,090	156,817
		235,432
HOTELS, RESTAURANTS & LEISURE — 2.4%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 5.82%, 11/19/2026 (b)	296,939	292,404
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 8/17/2028 (b)	314,580	311,534
Aristocrat Technologies, Inc. Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 2.25%, 6.93%, 5/24/2029 (b)	124,904	124,904
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 12/23/2024 (b)	319,386	319,080
Marriott Ownership Resorts, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 8/29/2025 (b)	123,151	122,166
Security Description	Principal Amount	Value
Motion Finco SARL Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 7.98%, 11/12/2026 (b)	$ 175,965	$ 168,285
Penn National Gaming, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.17%, 5/3/2029 (b)	386,839	383,641
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/1/2028 (b)	539,834	528,139
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 Month USD SOFR + 3.00%, 7.42%, 4/14/2029 (b)	309,852	306,422
Twin River Worldwide Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.54%, 10/2/2028 (b)	160,116	148,587
Wyndham Hotels & Resorts, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 5/30/2025 (b)	133,229	133,262
		2,838,424
HOUSEHOLD PRODUCTS — 0.4%
Champ Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 5.50%, 10.23%, 12/19/2025 (b)	140,876	139,820
Energizer Holdings, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 2.00%, 6.63%, 12/22/2027 (b)	135,226	133,028
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75%, 6.13%, 2/4/2027 (b)	162,288	161,236
		434,084
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
Calpine Corp.:
Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50%, 6.89%, 12/16/2027 (b)	26,042	25,826
Senior Secured Term Loan B9, 1 Month USD LIBOR + 2.25%, 6.39%, 4/5/2026 (b)	339,540	335,827

See accompanying notes to financial statements.
11

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.12%, 12/31/2025 (b)	$ 319,813	$ 317,506
		679,159
INSURANCE — 3.1%
Acrisure LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 2/15/2027 (b)	571,462	554,556
Alliant Holdings Intermediate LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 7.85%, 11/6/2027 (b)	494,987	484,469
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 2/19/2028 (b)	320,083	314,806
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 2/12/2027 (b)	369,720	359,939
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 1/27/2027 (b)	206,927	201,065
Hub International Ltd. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.53%, 4/25/2025 (b)	494,950	491,180
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.69%, 11/12/2027 (b)	560,543	546,829
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 2/15/2027 (b)	135,817	130,239
Ryan Specialty Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 7.32%, 9/1/2027 (b)	146,624	145,953
Sedgwick Claims Management Services, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 9/3/2026 (b)	358,669	352,714
		3,581,750
Security Description	Principal Amount	Value
INTERNET & TELECOM — 0.1%
Adevinta ASA Senior Secured USD Term Loan B, 6/26/2028 (b)	$ 115,358	$ 114,377
INTERNET SECURITY — 0.2%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 6.25%, 10.98%, 8/31/2029 (b)	240,040	231,739
INVESTMENT COMPANIES — 0.1%
AL GCX Holdings LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.75%, 7.42%, 5/17/2029 (b)	138,692	137,687
IT SERVICES — 1.0%
Access CIG LLC Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 11.82%, 2/27/2026 (b)	194,616	173,208
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 10/18/2027 (b)	189,772	183,723
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.94%, 6/2/2028 (b)	138,716	116,218
Fleetcor Technologies Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.13%, 4/28/2028 (b)	155,807	154,444
Presidio Holdings, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.50%, 1/22/2027 (b)	167,271	164,920
Science Applications International Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.875%, 6.30%, 10/31/2025 (b)	113,279	113,467
WEX, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25%, 6.63%, 3/31/2028 (b)	248,106	247,021
		1,153,001

See accompanying notes to financial statements.
12

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LEISURE INDUSTRY — 0.2%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 10/18/2028 (b)	$ 198,000	$ 185,922
LEISURE&REC/GAMES — 0.2%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.50%, 7.10%, 4/4/2029 (b)	278,485	266,259
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 6.63%, 11/8/2027 (b)	238,467	237,722
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 11/15/2028 (b)	325,631	314,325
		552,047
MACHINERY — 0.5%
Clark Equipment Co. Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 2.25%, 7.18%, 4/20/2029 (b)	125,316	123,749
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD SOFR + 1.75%, 6.17%, 3/1/2027 (b)	335,172	332,938
Madison IAQ LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 7.99%, 6/21/2028 (b)	198,990	185,634
		642,321
MACHINERY-CONSTRUCTION & MINING — 0.3%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.13%, 8/1/2025 (b)	336,637	332,412
MEDIA — 3.9%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.14%, 2/1/2027 (b)	552,523	540,368
Cogeco Communications Finance (USA) LP Senior Secured Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 1/3/2025 (b)	148,366	146,718
Security Description	Principal Amount	Value
CSC Holdings LLC:
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.25%, 6.57%, 7/17/2025 (b)	$ 297,638	$ 282,310
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 6.82%, 4/15/2027 (b)	370,528	332,086
Go Daddy Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.38%, 8/10/2027 (b)	320,069	317,519
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00%, 7.12%, 12/1/2028 (b)	60,058	58,450
MH Sub I LLC:
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 9/13/2024 (b)	378,233	368,372
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD SOFR + 6.25%, 10.65%, 2/23/2029 (b)	194,343	174,059
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50%, 6.88%, 9/18/2026 (b)	136,843	135,971
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 9/25/2026 (b)	353,220	288,556
Telenet Financing USD LLC Senior Secured 2020 USD Term Loan AR, 1 Month USD LIBOR + 2.00%, 6.32%, 4/30/2028 (b)	311,409	303,857
Univision Communications, Inc.:
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 3/15/2026 (b)	296,985	292,901
Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 1/31/2029 (b)	154,579	150,474
UPC Broadband Holding BV Senior Secured 2020 USD Term Loan AT, 1 Month USD LIBOR + 2.25%, 6.57%, 4/30/2028 (b)	322,531	315,475

See accompanying notes to financial statements.
13

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Vertical U.S. Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 6.87%, 7/30/2027 (b)	$ 339,742	$ 327,773
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 6.82%, 1/31/2028 (b)	164,749	162,292
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 6.82%, 4/30/2028 (b)	322,531	315,250
		4,512,431
MEDICAL LABS&TESTING SRV (d) — 0.0%
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 11/1/2028 (b)	61,242	59,719
MISCELLANEOUS MANUFACTUR — 0.7%
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.13%, 9/6/2026 (b)	961,858	769,486
MRI/MEDICAL DIAG IMAGING — 0.1%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 6.48%, 6/11/2025 (b)	124,671	124,321
OIL, GAS & CONSUMABLE FUELS — 0.9%
Buckeye Partners LP Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 11/1/2026 (b)	309,044	307,709
ITT Holdings LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.13%, 7/10/2028 (b)	119,316	118,123
Oryx Midstream Services Permian Basin LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 7.92%, 10/5/2028 (b)	350,923	347,331
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.44%, 6/23/2025 (b)	325,587	323,552
		1,096,715
Security Description	Principal Amount	Value
PERSONAL PRODUCTS — 0.1%
Prestige Brands, Inc. Senior Secured 2021 Term Loan B5, 6.39%, 7/3/2028 (b)	$ 112,009	$ 111,851
PHARMACEUTICALS — 1.2%
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00%, 6.38%, 2/22/2028 (b)	349,060	344,317
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 5.87%, 8/1/2027 (b)	191,713	184,493
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 11/15/2027 (b)	171,055	165,781
Jazz Financing Lux SARL Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 5/5/2028 (b)	308,551	306,310
Organon & Co. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 6/2/2028 (b)	31,693	31,464
Padagis LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75%, 8.49%, 7/6/2028 (b)	391,339	348,945
		1,381,310
PIPELINES — 0.5%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 6/5/2028 (b)	392,386	391,160
TransMontaigne Operating Co. LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 7.87%, 11/17/2028 (b)	152,535	149,914
		541,074
PROFESSIONAL SERVICES — 0.5%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 3 Month USD LIBOR + 3.50%, 8.23%, 11/16/2028 (b)	176,542	170,804

See accompanying notes to financial statements.
14

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 7.64%, 2/6/2026 (b)	$ 385,135	$ 382,281
		553,085
RETAIL-BUILDING PRODUCTS — 0.1%
LBM Acquisition LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 7.12%, 12/17/2027 (b)	107,658	93,814
Specialty Building Products Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 7.64%, 10/15/2028 (b)	24,353	22,009
		115,823
RETAIL-RESTAURANTS — 0.9%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 12/16/2025 (b)	205,933	189,490
Hilton Domestic Operating Company, Inc Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.17%, 6/22/2026 (b)	328,092	327,457
IRB Holding Corp.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 2/5/2025 (b)	203,314	201,821
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.32%, 12/15/2027 (b)	297,727	289,391
		1,008,159
ROAD & RAIL — 0.3%
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00%, 6.73%, 12/30/2026 (b)	320,062	318,803
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Entegris, Inc. Senior Secured 2022 Term Loan B, 7/6/2029 (b)	260,777	260,404
Security Description	Principal Amount	Value
MKS Instruments, Inc. Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 2.75%, 7.17%, 8/17/2029 (b)	$ 141,431	$ 140,092
		400,496
SOFTWARE — 5.4%
Applied Systems, Inc. Senior Secured 2022 Extended 1st Lien Term Loan, 3 Month USD SOFR + 4.50%, 9.08%, 9/18/2026 (b)	125,000	124,594
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 8.66%, 5/8/2028 (b)	171,250	160,975
Athenahealth, Inc.:
Senior Secured 2022 Delayed Draw Term Loan, 1 Month CME Term SOFR + 3.50%, 3.50%, 2/15/2029 (b)	43,478	9,841
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50%, 7.82%, 2/15/2029 (b)	255,239	231,083
Banff Merger Sub, Inc. Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 5.50%, 9.88%, 2/27/2026 (b)	73,647	68,101
CCC Intelligent Solutions, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 2.25%, 6.63%, 9/21/2028 (b)	144,802	143,933
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.08%, 7/6/2029 (b)	400,000	397,068
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.75%, 7.81%, 7/14/2026 (b)	123,577	111,432
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 6 Month USD SOFR + 4.00%, 8.70%, 10/16/2026 (b)	250,235	242,281
EP Purchaser LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.23%, 11/6/2028 (b)	146,122	144,844
Epicor Software Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 7/30/2027 (b)	93,311	89,807

See accompanying notes to financial statements.
15

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
EverCommerce, Inc. Senior Secured Term Loan B, 7.64%, 7/6/2028 (b)	$ 137,764	$ 135,559
First Advantage Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 1/31/2027 (b)	116,548	114,654
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.14%, 3/3/2028 (b)	188,466	181,340
Fortra LLC Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.00%, 8.19%, 11/19/2026 (b)	97,714	88,358
Greeneden U.S. Holdings II LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 8.38%, 12/1/2027 (b)	189,531	182,385
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 7/1/2024 (b)	122,871	121,474
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 7.50%, 3/2/2028 (b)	189,639	179,327
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 4.00%, 8.73%, 2/16/2028 (b)	177,920	175,251
Informatica LLC Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.19%, 10/27/2028 (b)	154,343	151,796
McAfee LLC Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 3.75%, 7.97%, 3/1/2029 (b)	507,793	474,061
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.00%, 8.15%, 11/10/2028 (b)	115,285	111,215
Mitchell International, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 11.23%, 10/15/2029 (b)	77,379	64,660
NortonLifeLock, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.00%, 6.42%, 9/12/2029 (b)	448,132	441,504
Security Description	Principal Amount	Value
Open Text Corp. Senior Secured 2022 Term Loan B, 11/16/2029 (e)	$ 253,721	$ 248,424
Polaris Newco LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 6/2/2028 (b)	182,126	166,645
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.39%, 4/26/2024 (b)	51,032	49,909
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 3/10/2028 (b)	192,577	182,518
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 4/24/2028 (b)	347,694	331,353
SolarWinds Holdings, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.32%, 2/5/2027 (b)	251,413	249,318
Sovos Compliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50%, 8.88%, 8/11/2028 (b)	219,563	202,821
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.13%, 4/16/2025 (b)	427,910	421,412
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 3/5/2027 (b)	94,896	92,252
Ultimate Software Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25%, 9.00%, 5/3/2027 (b)	100,669	92,892
Vision Solutions, Inc. Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 8.36%, 4/24/2028 (b)	128,023	106,355
		6,289,442
SPECIALTY RETAIL — 1.3%
Petco Health & Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.98%, 3/3/2028 (b)	447,071	434,639

See accompanying notes to financial statements.
16

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/11/2028 (b)	$ 468,042	$ 459,411
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.42%, 8/4/2028 (b)	358,732	355,279
Whatabrands LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 8/3/2028 (b)	309,068	299,409
		1,548,738
STEEL-PRODUCERS — 0.2%
Phoenix Services International LLC:
Senior Secured 2022 DIP New Money Term Loan, 1 Month USD SOFR + 12.00%, 16.32%, 3/28/2023 (b)	92,901	89,650
Senior Secured 2022 DIP PIK Roll Up Term Loan, 1 Month USD SOFR + 12.00%, 16.32%, 9/29/2023 (b)	129,680	125,141
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 10.25%, 3/1/2025 (b) (c)	643,368	69,564
		284,355
TELECOM SERVICES — 0.3%
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.14%, 4/11/2025 (b)	314,500	313,846
TELECOMMUNICATION EQUIP — 0.3%
Coral-US Co-Borrower LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 7.32%, 10/15/2029 (b)	305,848	297,285
Delta Topco, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.15%, 12/1/2027 (b)	119,726	110,986
		408,271
TELEVISION — 0.2%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 6.62%, 1/2/2026 (b)	225,804	220,382
Security Description	Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 12/15/2024 (b)	$ 172,643	$ 166,881
THRIFTS & MORTGAGE FINANCE — 0.1%
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 6.67%, 12/16/2028 (b)	117,955	115,891
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 7.66%, 1/31/2028 (b)	201,939	191,690
TRANSPORT-AIR FREIGHT — 0.1%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.35%, 12/11/2026 (b)	78,436	71,952
TRANSPORT-SERVICES — 0.3%
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 2/7/2025 (b)	236,398	223,840
Endure Digital, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.72%, 2/10/2028 (b)	191,562	172,885
		396,725
TOTAL SENIOR FLOATING RATE LOANS (Cost $59,919,426)		58,432,886
ASSET-BACKED SECURITIES — 3.0%
OTHER ABS — 3.0%
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class E, 3 Month SOFR + 7.93%, 11.89%, 4/20/2034 (b) (f)	500,000	445,200
Carlyle U.S. CLO Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 6.25%, 10.49%, 7/20/2034 (b) (f)	500,000	408,250

See accompanying notes to financial statements.
17

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Goldentree Loan Management US CLO Ltd. Series 2022-12A, Class E, 3 Month SOFR + 7.25%, 11.21%, 4/20/2034 (b) (f)	$ 500,000	$ 438,550
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 Month USD LIBOR + 6.10%, 10.34%, 7/20/2034 (b) (f)	1,480,000	1,203,832
Rad CLO, Ltd. Series 2021-15A, Class E, 3 Month USD LIBOR + 6.20%, 10.44%, 1/20/2034 (b) (f)	652,349	543,537
RR, Ltd. Series 2022-20A, Class D, 3 Month SOFR + 7.25%, 11.11%, 7/15/2037 (b) (f)	500,000	457,450
		3,496,819
TOTAL ASSET-BACKED SECURITIES (Cost $3,945,547)		3,496,819
CORPORATE BONDS & NOTES — 44.9%
ADVERTISING — 0.2%
Lamar Media Corp. 4.88%, 1/15/2029	200,000	184,836
AEROSPACE & DEFENSE — 1.6%
Bombardier, Inc.:
6.00%, 2/15/2028 (f)	520,000	482,648
7.88%, 4/15/2027 (f)	345,000	335,882
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	282,000	238,341
5.95%, 2/1/2037	50,000	48,558
TransDigm, Inc.:
4.63%, 1/15/2029	340,000	298,751
4.88%, 5/1/2029	260,000	226,686
Triumph Group, Inc. 7.75%, 8/15/2025	300,000	255,495
		1,886,361
AIRLINES — 0.1%
American Airlines Group, Inc. 3.75%, 3/1/2025 (f)	170,000	144,879
APPAREL — 0.2%
Crocs, Inc. 4.25%, 3/15/2029 (f)	100,000	85,322
Kontoor Brands, Inc. 4.13%, 11/15/2029 (f)	140,000	112,673
		197,995
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (f)	220,000	181,007
4.75%, 10/1/2027 (f)	120,000	111,431
Security Description	Principal Amount	Value
5.88%, 6/1/2029 (f)	$ 79,000	$ 74,177
Ford Motor Credit Co. LLC 2.90%, 2/10/2029	250,000	199,577
Wabash National Corp. 4.50%, 10/15/2028 (f)	130,000	110,234
		676,426
AUTO PARTS & EQUIPMENT — 0.1%
Titan International, Inc. 7.00%, 4/30/2028	160,000	152,176
BANKS — 0.7%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	800,000	770,872
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	200,000	172,728
BUILDING MATERIALS — 0.5%
Griffon Corp. 5.75%, 3/1/2028	200,000	182,896
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (f)	120,000	103,525
Masonite International Corp. 5.38%, 2/1/2028 (f)	230,000	213,035
PGT Innovations, Inc. 4.38%, 10/1/2029 (f)	150,000	125,646
		625,102
CHEMICALS — 1.6%
Ashland LLC 3.38%, 9/1/2031 (f)	440,000	350,117
Chemours Co.:
4.63%, 11/15/2029 (f)	494,000	405,085
5.75%, 11/15/2028 (f)	100,000	89,792
HB Fuller Co. 4.25%, 10/15/2028	230,000	202,476
Ingevity Corp. 3.88%, 11/1/2028 (f)	200,000	172,530
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (f)	130,000	113,663
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (f)	380,000	365,324
Valvoline, Inc. 3.63%, 6/15/2031 (f)	200,000	164,048
		1,863,035
COAL — 0.2%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	220,000	187,675
COMMERCIAL SERVICES — 1.8%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	135,000	123,737
ASGN, Inc. 4.63%, 5/15/2028 (f)	100,000	91,530

See accompanying notes to financial statements.
18

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (f)	$ 250,000	$ 227,047
Gartner, Inc.:
3.63%, 6/15/2029 (f)	460,000	403,231
3.75%, 10/1/2030 (f)	100,000	86,706
Korn Ferry 4.63%, 12/15/2027 (f)	100,000	91,776
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	315,000	287,630
Service Corp. International:
3.38%, 8/15/2030	310,000	254,811
4.00%, 5/15/2031	410,000	348,008
TriNet Group, Inc. 3.50%, 3/1/2029 (f)	180,000	149,098
		2,063,574
COMPUTERS — 0.4%
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (f)	350,000	312,046
KBR, Inc. 4.75%, 9/30/2028 (f)	90,000	78,780
Science Applications International Corp. 4.88%, 4/1/2028 (f)	150,000	139,416
		530,242
COSMETICS/PERSONAL CARE — 0.3%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (f)	350,000	327,666
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Enova International, Inc. 8.50%, 9/15/2025 (f)	150,000	138,611
LPL Holdings, Inc. 4.38%, 5/15/2031 (f)	180,000	154,341
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (f)	650,000	531,797
Navient Corp.:
4.88%, 3/15/2028	350,000	287,305
6.75%, 6/25/2025	150,000	144,192
6.75%, 6/15/2026	200,000	191,020
5.63%, 8/1/2033	190,000	136,623
OneMain Finance Corp.:
6.63%, 1/15/2028	180,000	165,967
6.88%, 3/15/2025	300,000	288,405
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (f)	200,000	181,208
5.75%, 9/15/2031 (f)	270,000	218,716
PHH Mortgage Corp. 7.88%, 3/15/2026 (f)	180,000	160,724
Security Description	Principal Amount	Value
PRA Group, Inc. 5.00%, 10/1/2029 (f)	$ 330,000	$ 273,194
		2,872,103
ELECTRIC — 0.8%
DPL, Inc. 4.13%, 7/1/2025	511,000	482,123
PG&E Corp. 5.00%, 7/1/2028	200,000	183,014
Vistra Operations Co. LLC 4.38%, 5/1/2029 (f)	250,000	215,703
		880,840
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (f)	260,000	221,008
6.50%, 12/31/2027 (f)	250,000	238,460
		459,468
ELECTRONICS — 0.4%
Sensata Technologies B.V. 4.00%, 4/15/2029 (f)	420,000	362,267
TTM Technologies, Inc. 4.00%, 3/1/2029 (f)	170,000	145,952
		508,219
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (f)	140,000	124,386
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (f)	200,000	188,652
		313,038
ENGINEERING & CONSTRUCTION — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	114,000	104,028
Fluor Corp. 4.25%, 9/15/2028	100,000	90,674
Tutor Perini Corp. 6.88%, 5/1/2025 (f)	190,000	166,552
		361,254
ENTERTAINMENT — 1.0%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (f)	700,000	631,099
Cinemark USA, Inc. 5.88%, 3/15/2026 (f)	300,000	249,579
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. REGS, 5.13%, 10/1/2029 (f)	320,000	274,429
		1,155,107

See accompanying notes to financial statements.
19

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Stericycle, Inc. 3.88%, 1/15/2029 (f)	$ 264,000	$ 230,461
FOOD — 1.3%
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (f)	400,000	353,924
4.88%, 5/15/2028 (f)	400,000	379,200
Post Holdings, Inc.:
4.50%, 9/15/2031 (f)	100,000	84,466
5.50%, 12/15/2029 (f)	290,000	262,734
5.63%, 1/15/2028 (f)	470,000	444,221
		1,524,545
FOREST PRODUCTS & PAPER — 0.3%
Clearwater Paper Corp. 4.75%, 8/15/2028 (f)	230,000	202,904
Mativ Holdings, Inc. 6.88%, 10/1/2026 (f)	140,000	122,469
		325,373
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	330,000	317,067
5.63%, 5/20/2024	150,000	146,346
5.75%, 5/20/2027	200,000	186,970
		650,383
HEALTH CARE PRODUCTS — 0.6%
Hologic, Inc. 3.25%, 2/15/2029 (f)	818,000	706,425
HEALTH CARE SERVICES — 1.4%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (f)	320,000	303,786
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (f)	60,000	55,210
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (f)	70,000	52,870
8.00%, 3/15/2026 (f)	600,000	547,002
8.00%, 12/15/2027 (f)	150,000	135,699
Encompass Health Corp.:
4.50%, 2/1/2028	570,000	517,480
4.63%, 4/1/2031	85,000	72,991
		1,685,038
HOME BUILDERS — 1.3%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	260,000	229,291
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	292,000	259,629
Security Description	Principal Amount	Value
Installed Building Products, Inc. 5.75%, 2/1/2028 (f)	$ 90,000	$ 81,151
KB Home 7.25%, 7/15/2030	100,000	97,114
LGI Homes, Inc. 4.00%, 7/15/2029 (f)	100,000	77,173
M/I Homes, Inc. 4.95%, 2/1/2028	200,000	177,660
Meritage Homes Corp. 3.88%, 4/15/2029 (f)	300,000	254,595
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (f)	180,000	156,622
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	200,000	182,140
		1,515,375
HOME FURNISHINGS — 0.3%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (f)	480,000	403,027
HOUSEHOLD PRODUCTS & WARES — 0.3%
Central Garden & Pet Co.:
4.13%, 10/15/2030	200,000	164,584
4.13%, 4/30/2031 (f)	190,000	157,432
		322,016
INSURANCE — 0.2%
MGIC Investment Corp. 5.25%, 8/15/2028	300,000	277,071
INTERNET — 0.2%
Gen Digital, Inc. 6.75%, 9/30/2027 (f)	189,000	185,568
INVESTMENT COMPANY SECURITY — 0.5%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	280,000	238,067
5.25%, 5/15/2027	440,000	403,480
		641,547
IRON/STEEL — 1.5%
ATI, Inc.:
5.13%, 10/1/2031	100,000	87,741
5.88%, 12/1/2027	300,000	286,725
Carpenter Technology Corp.:
6.38%, 7/15/2028	120,000	114,330
7.63%, 3/15/2030	150,000	150,699
Commercial Metals Co. 3.88%, 2/15/2031	350,000	295,127
Mineral Resources, Ltd.:
8.13%, 5/1/2027 (f)	40,000	40,681
8.50%, 5/1/2030 (f)	790,000	807,902
		1,783,205

See accompanying notes to financial statements.
20

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 1.8%
Carnival Corp.:
5.75%, 3/1/2027 (f)	$ 100,000	$ 71,349
7.63%, 3/1/2026 (f)	560,000	447,261
Life Time, Inc. 8.00%, 4/15/2026 (f)	200,000	179,688
NCL Corp., Ltd.:
5.88%, 3/15/2026 (f)	340,000	267,600
7.75%, 2/15/2029 (f)	270,000	203,189
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (f)	100,000	80,969
5.50%, 8/31/2026 (f)	270,000	227,162
11.63%, 8/15/2027 (f)	470,000	472,491
Vista Outdoor, Inc. 4.50%, 3/15/2029 (f)	210,000	154,690
		2,104,399
LODGING — 1.2%
Full House Resorts, Inc. 8.25%, 2/15/2028 (f)	100,000	88,341
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (f)	200,000	160,082
3.75%, 5/1/2029 (f)	250,000	216,973
4.00%, 5/1/2031 (f)	80,000	67,379
4.88%, 1/15/2030	50,000	45,366
Las Vegas Sands Corp. 3.90%, 8/8/2029	311,000	263,358
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	300,000	260,712
Travel & Leisure Co. 4.50%, 12/1/2029 (f)	170,000	138,565
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (f)	200,000	181,010
		1,421,786
MACHINERY-DIVERSIFIED — 0.0% (d)
ATS Corp. 4.13%, 12/15/2028 (f)	40,000	34,504
MEDIA — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (f)	110,000	81,343
DISH DBS Corp.:
7.38%, 7/1/2028	200,000	141,360
7.75%, 7/1/2026	500,000	403,505
Sirius XM Radio, Inc.:
3.88%, 9/1/2031 (f)	60,000	47,408
4.00%, 7/15/2028 (f)	750,000	651,098
4.13%, 7/1/2030 (f)	60,000	49,568
		1,374,282
Security Description	Principal Amount	Value
MINING — 1.3%
Compass Minerals International, Inc. 6.75%, 12/1/2027 (f)	$ 150,000	$ 144,789
Eldorado Gold Corp. 6.25%, 9/1/2029 (f)	220,000	194,148
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (f)	100,000	92,635
6.13%, 4/15/2032 (f)	235,000	219,177
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (f)	316,000	296,699
Hecla Mining Co. 7.25%, 2/15/2028	100,000	98,676
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (f)	60,000	54,684
IAMGOLD Corp. 5.75%, 10/15/2028 (f)	80,000	62,173
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (f)	100,000	80,342
4.63%, 3/1/2028 (f)	100,000	87,668
New Gold, Inc. 7.50%, 7/15/2027 (f)	100,000	87,828
Taseko Mines, Ltd. 7.00%, 2/15/2026 (f)	160,000	140,768
		1,559,587
MISCELLANEOUS MANUFACTURER — 0.1%
LSB Industries, Inc. 6.25%, 10/15/2028 (f)	100,000	91,119
OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (f)	150,000	128,371
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	450,000	363,186
		491,557
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (f)	100,000	82,359
OIL & GAS — 4.1%
Apache Corp. 5.35%, 7/1/2049	280,000	227,657
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 8.13%, 1/15/2027 (f)	230,000	216,179
CVR Energy, Inc. 5.75%, 2/15/2028 (f)	400,000	347,312
Energean PLC 6.50%, 4/30/2027 (f)	240,000	220,944
Nabors Industries, Ltd. 7.50%, 1/15/2028 (f)	395,000	359,991
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	310,000	297,464

See accompanying notes to financial statements.
21

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
6.60%, 3/15/2046	$ 90,000	$ 92,624
7.88%, 9/15/2031	370,000	408,391
8.88%, 7/15/2030	220,000	248,433
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	190,000	171,049
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	250,000	221,255
Petrofac, Ltd. 9.75%, 11/15/2026 (f)	200,000	112,994
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	320,000	299,856
ROCC Holdings LLC 9.25%, 8/15/2026 (f)	74,000	73,995
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	830,000	725,976
4.50%, 4/30/2030	40,000	34,736
Transocean, Inc.:
7.25%, 11/1/2025 (f)	130,000	115,318
7.50%, 1/15/2026 (f)	335,000	282,261
7.50%, 4/15/2031	150,000	100,134
8.00%, 2/1/2027 (f)	320,000	260,749
		4,817,318
OIL & GAS SERVICES — 0.2%
Enerflex, Ltd. 9.00%, 10/15/2027	210,000	209,506
PACKAGING & CONTAINERS — 0.6%
Ball Corp. 3.13%, 9/15/2031	130,000	104,358
OI European Group B.V. 4.75%, 2/15/2030 (f)	360,000	318,067
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (f)	150,000	145,995
TriMas Corp. 4.13%, 4/15/2029 (f)	150,000	131,587
		700,007
PHARMACEUTICALS — 0.1%
AdaptHealth LLC 5.13%, 3/1/2030 (f)	100,000	85,112
PIPELINES — 2.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (f)	200,000	182,946
5.75%, 1/15/2028 (f)	240,000	223,654
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (f)	280,000	261,055
8.00%, 4/1/2029 (f)	50,000	49,917
Security Description	Principal Amount	Value
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (f)	$ 170,000	$ 153,238
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	230,000	173,314
5.45%, 6/1/2047	220,000	176,618
EQM Midstream Partners L.P. 6.50%, 7/15/2048	170,000	127,502
Global Partners L.P./GLP Finance Corp. 6.88%, 1/15/2029	255,000	230,959
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (f)	370,000	339,068
NuStar Logistics L.P. 6.38%, 10/1/2030	380,000	352,522
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (f)	200,000	189,894
Western Midstream Operating L.P. 5.50%, 8/15/2048	310,000	257,464
		2,718,151
REAL ESTATE — 0.2%
Howard Hughes Corp. 4.13%, 2/1/2029 (f)	305,000	255,139
REAL ESTATE INVESTMENT TRUSTS — 2.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	200,000	160,042
Iron Mountain, Inc.:
4.88%, 9/15/2029 (f)	40,000	34,849
5.63%, 7/15/2032 (f)	160,000	139,544
REIT, 4.50%, 2/15/2031 (f)	460,000	378,897
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	140,000	108,454
5.00%, 10/15/2027	300,000	252,450
Office Properties Income Trust 2.65%, 6/15/2026	320,000	248,928
Rithm Capital Corp. 6.25%, 10/15/2025 (f)	200,000	179,534
SBA Communications Corp. 3.13%, 2/1/2029	140,000	116,586
Service Properties Trust:
3.95%, 1/15/2028	390,000	277,621
4.75%, 10/1/2026	230,000	181,790
4.95%, 2/15/2027	150,000	118,229
5.25%, 2/15/2026	150,000	125,420
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	150,000	131,250
4.38%, 1/15/2027 (f)	310,000	272,806
		2,726,400

See accompanying notes to financial statements.
22

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 3.5%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (f)	$ 50,000	$ 43,131
3.88%, 1/15/2028 (f)	630,000	567,435
4.00%, 10/15/2030 (f)	130,000	105,566
4.38%, 1/15/2028 (f)	100,000	89,929
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (f)	70,000	69,266
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (f)	150,000	126,558
4.75%, 3/1/2030	170,000	142,706
Bath & Body Works, Inc. 6.75%, 7/1/2036	230,000	201,616
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (f)	80,000	67,254
FirstCash, Inc. 4.63%, 9/1/2028 (f)	410,000	359,517
Gap, Inc. 3.63%, 10/1/2029 (f)	470,000	334,461
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (f)	190,000	161,538
Macy's Retail Holdings LLC:
5.88%, 3/15/2030 (f)	100,000	86,922
6.13%, 3/15/2032 (f)	100,000	84,053
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (f)	160,000	133,222
Papa John's International, Inc. 3.88%, 9/15/2029 (f)	140,000	116,851
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	250,000	209,660
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (f)	100,000	80,634
4.88%, 11/15/2031 (f)	176,000	138,563
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (f)	230,000	197,517
Yum! Brands, Inc.:
3.63%, 3/15/2031	280,000	234,643
4.63%, 1/31/2032	402,000	356,425
4.75%, 1/15/2030 (f)	180,000	165,458
		4,072,925
SOFTWARE — 1.4%
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (f)	80,000	75,474
6.50%, 10/15/2028 (f)	130,000	118,799
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	610,000	553,368
MSCI, Inc.:
3.63%, 9/1/2030 (f)	100,000	83,314
3.88%, 2/15/2031 (f)	390,000	324,683
Open Text Corp. 3.88%, 2/15/2028 (f)	310,000	266,051
Security Description	Principal Amount	Value
Open Text Holdings, Inc. 4.13%, 2/15/2030 (f)	$ 60,000	$ 48,812
Ziff Davis, Inc. 4.63%, 10/15/2030 (f)	150,000	127,010
		1,597,511
TELECOMMUNICATIONS — 1.2%
CommScope, Inc. 8.25%, 3/1/2027 (f)	365,000	285,565
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (f)	640,000	529,120
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	200,000	186,682
ViaSat, Inc. 6.50%, 7/15/2028 (f)	525,000	402,166
		1,403,533
TRANSPORTATION — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (f)	110,000	99,755
TOTAL CORPORATE BONDS & NOTES (Cost $53,993,355)		52,428,580
	Shares
SHORT-TERM INVESTMENT — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (g) (h) (Cost $9,542,516)	9,542,516	9,542,516
TOTAL INVESTMENTS — 106.2% (Cost $127,392,957)		123,900,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(7,236,493)
NET ASSETS — 100.0%		$ 116,664,308
(a)	The rate shown represents the rate at December 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	Position is unsettled. Contract rate was not determined at December 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to financial statements.
23

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 34.1% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.

ABS	Asset-Backed Security
CDI	CREST Depository Interest
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At December 31, 2022, the Fund had unfunded loan commitments of $43,961, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Pediatric Associates Holding Company, LLC	11,352	10,808	(544)
Athenahealth, Inc.	32,609	29,523	(3,086)
	$43,961	$40,331	$(3,630)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 52,428,580	$—	$ 52,428,580
Asset-Backed Securities	—	3,496,819	—	3,496,819
Senior Floating Rate Loans	—	58,432,886	—	58,432,886
Short-Term Investment	9,542,516	—	—	9,542,516
TOTAL INVESTMENTS	$9,542,516	$114,358,285	$—	$123,900,801
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(3,630)	—	(3,630)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (3,630)	$—	$ (3,630)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$ —	$ 2,327,133	$ 2,323,843	$(3,290)	$—	—	$ —	$ 14,072
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,996,829	2,996,829	56,734,518	50,188,831	—	—	9,542,516	9,542,516	106,191
Total		$2,996,829	$59,061,651	$52,512,674	$(3,290)	$—		$9,542,516	$120,263
See accompanying notes to financial statements.
24

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 87.0% (a)
ADVERTISING SERVICES — 0.1%
AppLovin Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00%, 9.50%, 10/25/2028 (b)	$ 6,126,748	$ 5,835,728
AEROSPACE & DEFENSE — 1.4%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 7.92%, 4/6/2026 (b)	182,989	174,897
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 7.80%, 4/6/2026 (b)	341,338	326,244
TransDigm, Inc.:
, 2/22/2027	5,137,215	5,125,990
Senior Secured 2020 Term Loan E, 3 Month USD LIBOR + 2.25%, 6.98%, 5/30/2025 (b)	4,732,448	4,689,974
Senior Secured 2020 Term Loan F, 3 Month USD LIBOR + 2.25%, 6.98%, 12/9/2025 (b)	73,555,056	72,801,117
		83,118,222
AIR FREIGHT & LOGISTICS — 0.2%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 8.13%, 3/24/2026 (b)	3,251,980	3,178,225
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 7/26/2028 (b)	9,245,414	8,491,034
		11,669,259
AIRLINES — 1.7%
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.13%, 8/11/2028 (b)	235,166	233,144
American Airlines, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.14%, 6/27/2025 (b)	3,289,905	3,171,172
Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 8.99%, 4/20/2028 (b)	$ 1,000,000	$ 997,345
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 10.00%, 6/21/2027 (b)	18,752,670	19,322,283
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 7.99%, 10/20/2027 (b)	10,703,939	10,930,756
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.11%, 4/21/2028 (b)	67,769,071	67,105,612
		101,760,312
AUTO COMPONENTS — 0.5%
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 4/30/2026 (b)	18,611,132	18,300,977
USI, Inc. Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR + 3.75%, 8.33%, 11/22/2029 (b)	9,522,335	9,450,918
		27,751,895
BEVERAGES — 0.6%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.23%, 3/31/2028 (b)	36,454,461	34,025,682
BUILDING PRODUCTS — 0.7%
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.57%, 4/12/2028 (b)	39,585,403	35,704,647
Summit Materials LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.00%, 7.61%, 12/14/2027 (b)	3,455,707	3,457,867
		39,162,514

See accompanying notes to financial statements.
25

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CAPITAL MARKETS — 0.9%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 10.25%, 8/2/2029 (b)	$ 7,194,340	$ 6,319,004
Ascensus Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.25%, 8/2/2028 (b)	498,758	477,770
Focus Financial Partners LLC Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 7.57%, 6/30/2028 (b)	15,960,000	15,803,752
LPL Holdings, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75%, 5.87%, 11/12/2026 (b)	31,444,195	31,326,280
		53,926,806
CASINO SERVICES — 1.5%
Stars Group Holdings B.V.:
Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 6.98%, 7/21/2026 (b)	81,908,640	80,907,306
Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.25%, 8.09%, 7/22/2028 (b)	11,571,000	11,537,271
		92,444,577
CHEMICALS — 1.0%
Axalta Coating Systems Dutch Holding B B.V Senior Secured 2022 USD Term Loan B, 12/20/2029 (b)	17,574,803	17,614,347
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 7.23%, 3/2/2026 (b)	878,783	872,605
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 8.41%, 3/16/2027 (b)	5,398,725	5,261,813
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 7.16%, 10/1/2025 (b)	36,153,075	35,728,277
		59,477,042
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.7%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.17%, 5/12/2028 (b)	$ 67,634,054	$ 64,387,957
Corporation Service Co. Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 7.67%, 11/2/2029 (b)	1,000,000	991,250
Galaxy U.S. Opco, Inc. Senior Secured Term Loan, 1 Month USD SOFR + 4.75%, 9.07%, 4/29/2029 (b)	675,123	612,675
Sabre GLBL Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.25%, 8.67%, 6/30/2028 (b)	793,307	728,355
Senior Secured 2022 Term Loan, 9.73%, 1/21/2029	6,364,286	6,160,088
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.38%, 8/27/2025 (b)	17,217,447	17,142,121
VT Topco, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 7.88%, 8/1/2025 (b)	1,078,878	1,046,625
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 6.16%, 8/1/2025 (b)	299,423	291,065
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 8/1/2025 (b)	8,146,430	7,919,022
		99,279,158
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Aramark Services, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.13%, 3/11/2025 (b)	15,900,000	15,847,848
Asurion LLC:
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 7.38%, 11/3/2024 (b)	1,871,844	1,822,708

See accompanying notes to financial statements.
26

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25%, 7.63%, 12/23/2026 (b)	$ 994,924	$ 889,422
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 9.63%, 1/31/2028 (b)	38,035,258	29,889,247
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 9.63%, 1/20/2029 (b)	32,985,009	25,834,354
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 7.63%, 7/31/2027 (b)	1,125,559	988,387
Covanta Holding Corporation:
, 6.57%, 11/30/2028	923,677	918,236
, 6.82%, 11/30/2028	69,849	69,437
Garda World Security Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 8.93%, 10/30/2026 (b)	1,000,000	975,500
GFL Environmental, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 7.41%, 5/30/2025 (b)	994,924	996,511
McGraw-Hill Global Education Holdings LLC Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.75%, 8.32%, 7/28/2028 (b)	1,381,104	1,303,846
Prime Security Services Borrower LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 6.50%, 9/23/2026 (b)	50,360,625	49,982,920
		129,518,416
COMMUNICATIONS EQUIPMENT — 0.7%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 4/6/2026 (b)	43,047,744	40,690,880
COMPUTERS — 0.7%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 9.17%, 7/27/2028 (b)	45,483,885	39,158,896
Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.0% (c)
DG Investment Intermediate Holdings 2, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.07%, 3/31/2028 (b)	$ 496,215	$ 475,746
Pike Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.00%, 7.39%, 1/21/2028 (b)	1,000,000	987,890
		1,463,636
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.63%, 7.01%, 2/1/2027 (b)	11,437,208	11,330,900
CONTAINERS & PACKAGING — 1.5%
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 1 Month USD LIBOR + 1.75%, 6.02%, 7/1/2026 (b)	90,113,204	89,560,360
COSMETICS & TOILETRIES — 0.8%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75%, 8.48%, 10/1/2026 (b)	52,462,916	50,371,744
DISTRIBUTION/WHOLESALE — 0.1%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 6.83%, 2/11/2028 (b)	4,894,510	4,867,002
DISTRIBUTORS — 0.6%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 10.61%, 10/20/2028 (b)	36,051,203	33,167,107

See accompanying notes to financial statements.
27

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.69%, 11/24/2028 (b)	$ 4,194,421	$ 4,128,884
St. George's University Scholastic Services Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 2/10/2029 (b)	44,902	43,779
		4,172,663
DIVERSIFIED FINANCIAL SERVICES — 5.4%
AlixPartners, LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 2/4/2028 (b)	20,981,744	20,841,271
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75%, 8.26%, 7/27/2028 (b)	498,737	477,541
Avolon TLB Borrower 1 (U.S.) LLC Senior Secured Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.10%, 1/15/2025 (b)	9,612,896	9,596,890
Camelot U.S. Acquisition LLC Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 10/30/2026 (b)	890,482	878,238
Citadel Securities LP Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.50%, 6.94%, 2/2/2028 (b)	83,376,804	82,001,087
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 4.18%, 8.60%, 4/13/2029 (b)	44,077,484	42,088,488
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.07%, 4/9/2027 (b)	994,898	931,633
Security Description	Principal Amount	Value
DirecTV Financing LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.38%, 8/2/2027 (b)	$ 56,098,874	$ 54,737,354
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 4.75%, 9.17%, 3/27/2026 (b)	861,066	825,547
Setanta Aircraft Leasing DAC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 6.73%, 11/5/2028 (b)	5,545,610	5,528,973
Trans Union LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.13%, 11/16/2026 (b)	48,482,852	47,881,179
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 2.75%, 7.14%, 5/18/2025 (b)	55,490,170	54,435,857
		320,224,058
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 3/15/2027 (b)	58,507,304	55,670,577
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25%, 7.44%, 2/1/2029 (b)	924,817	894,760
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 3/1/2027 (b)	40,656,113	39,062,597
		95,627,934
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
II-VI, Inc. Senior Secured 2022 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.13%, 7/2/2029 (b)	21,973,220	21,797,434

See accompanying notes to financial statements.
28

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 2.4%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.27%, 4/22/2026 (b)	$ 32,093,713	$ 17,547,880
AP Gaming I LLC Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.00%, 8.73%, 2/15/2029 (b)	14,162,476	13,454,353
Crown Finance U.S., Inc.:
Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.00%, 2/28/2025 (b)	49,204,796	9,299,214
Senior Secured 2019 Incremental Term Loan, 3 Month USD LIBOR + 2.75%, 4.25%, 9/30/2026 (b)	6,043,316	1,118,890
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.32%, 1/27/2029 (b)	27,203,578	25,918,345
Formula One Holdings Ltd. Senior Secured Term Loan B, 3 Month USD SOFR + 3.25%, 7.57%, 1/15/2030 (b)	10,507,576	10,515,456
GVC Holdings (Gibraltar) Ltd.:
Senior Secured 2021 USD Term Loan B4, 3 Month USD LIBOR + 2.50%, 7.23%, 3/29/2027 (b)	5,599,369	5,567,005
Senior Secured 2022 Term Loan B, 10/31/2029 (d)	4,573,846	4,559,553
Motion Finco SARL Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25%, 7.98%, 11/12/2026 (b)	284,686	272,260
NASCAR Holdings, Inc Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 6.88%, 10/19/2026 (b)	17,631,697	17,613,801
UFC Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.11%, 4/29/2026 (b)	33,061,732	32,689,787
Security Description	Principal Amount	Value
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13%, 6.51%, 1/20/2028 (b)	$ 4,000,000	$ 3,960,000
		142,516,544
FOOD & STAPLES RETAILING — 0.1%
Hostess Brands LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.25%, 6.66%, 8/3/2025 (b)	7,242,832	7,231,896
U.S. Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 9/13/2026 (b)	857,755	850,948
		8,082,844
FOOD PRODUCTS — 0.6%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.09%, 3/15/2028 (b)	35,197,086	34,801,119
FOOD-MISC/DIVERSIFIED — 0.2%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 6.63%, 1/29/2027 (b)	11,145,574	10,868,496
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 8.38%, 5/12/2028 (b)	578,664	548,903
		11,417,399
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 2.50%, 6.88%, 5/29/2026 (b)	1,000,000	995,835
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Bausch & Lomb, Inc. Senior Secured Term Loan, 3 Month USD SOFR + 3.25%, 7.84%, 5/10/2027 (b)	50,275,313	47,958,124

See accompanying notes to financial statements.
29

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Carestream Health, Inc. Senior Secured 2022 Term Loan, 3 Month USD SOFR + 7.50%, 12.18%, 9/30/2027 (b)	$ 4,786,437	$ 3,661,625
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 10/1/2027 (b)	65,659,715	61,802,206
		113,421,955
HEALTH CARE PROVIDERS & SERVICES — 5.7%
AmSurg LLC Senior Secured 2022 Revolver, 7/20/2026 (b)	11,164,500	9,796,878
Covenant Surgical Partners, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00%, 8.41%, 7/1/2026 (b)	332,954	282,178
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.00%, 8.41%, 7/1/2026 (b)	1,611,469	1,365,720
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 8/12/2026 (b)	70,645,888	68,986,062
Envision Healthcare Corp.:
Senior Secured 2022 First Out Term Loan, 3 Month USD SOFR + 7.875%, 12.61%, 3/31/2027 (b)	21,171,494	18,961,719
Senior Secured 2022 Second Out Term Loan, 3 Month USD SOFR + 4.25%, 8.83%, 3/31/2027 (b)	7,656,271	2,679,695
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.19%, 3/15/2028 (b)	26,956,214	26,963,492
ICON Luxembourg SARL Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (b)	66,072,225	65,956,929
Medline Borrower LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 10/23/2028 (b)	96,423,287	91,805,094
Security Description	Principal Amount	Value
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 8.33%, 3/2/2028 (b)	$ 37,363,353	$ 26,320,428
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75%, 8.48%, 3/2/2028 (b)	1,193,493	840,750
Pediatric Associates Holding Company LLC:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/29/2028 (b)	893,250	850,450
Senior Secured 2022 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 5.43%, 12/29/2028 (b)	67,671	64,428
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.00%, 7/3/2028 (b)	16,531,034	16,502,187
Radnet Management, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.74%, 4/21/2028 (b)	997,877	973,634
Surgery Center Holdings, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 8.05%, 8/31/2026 (b)	358,376	354,753
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 7.13%, 2/6/2024 (b)	8,398,288	7,222,528
Vizient, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR CME + 2.25%, 6.67%, 4/28/2029 (b)	995,000	995,249
WP CityMD Bidco LLC Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 12/22/2028 (b)	1,001,303	1,000,482
		341,922,656

See accompanying notes to financial statements.
30

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 7.97%, 7/31/2028 (b)	$ 1,278,160	$ 1,207,063
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028 (d)	515,093	486,332
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 3.75%, 7.84%, 7/31/2028 (b)	1,276,065	1,204,816
		2,898,211
HOTELS, RESTAURANTS & LEISURE — 7.0%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 5.82%, 11/19/2026 (b)	131,880,400	129,866,587
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 8/17/2028 (b)	991,752	982,146
Aristocrat Technologies, Inc. Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 2.25%, 6.93%, 5/24/2029 (b)	500,000	500,000
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 12/23/2024 (b)	98,664,793	98,570,075
Marriott Ownership Resorts, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 8/29/2025 (b)	8,000,000	7,936,000
Motion Finco SARL Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 7.98%, 11/12/2026 (b)	6,557,489	6,271,287
Penn National Gaming, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.17%, 5/3/2029 (b)	12,380,909	12,278,581
Security Description	Principal Amount	Value
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/1/2028 (b)	$ 100,145,366	$ 97,975,717
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 Month USD SOFR + 3.00%, 7.42%, 4/14/2029 (b)	36,410,309	36,007,247
Twin River Worldwide Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.54%, 10/2/2028 (b)	994,975	923,337
Wyndham Hotels & Resorts, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 5/30/2025 (b)	25,269,854	25,276,171
		416,587,148
HOUSEHOLD PRODUCTS — 0.4%
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75%, 6.13%, 2/4/2027 (b)	22,530,913	22,384,800
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
Calpine Corp.:
Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 6.38%, 8/12/2026 (b)	33,236,426	32,868,831
Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50%, 6.89%, 12/16/2027 (b)	1,994,911	1,978,363
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.12%, 12/31/2025 (b)	48,391,579	48,042,434
		82,889,628

See accompanying notes to financial statements.
31

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
INDUSTRIAL CONGLOMERATES — 0.2%
Magenta Buyer LLC Senior Secured 2021 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 12.67%, 7/27/2029 (b)	$ 13,082,319	$ 10,400,444
INSURANCE — 4.3%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 2/15/2027 (b)	56,694,042	53,338,039
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 2/15/2027 (b)	4,388,708	4,258,868
Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/15/2027 (b)	994,962	947,701
Alliant Holdings Intermediate LLC:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 5/9/2025 (b)	601,140	594,077
Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 7.85%, 11/6/2027 (b)	21,274,561	20,822,477
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 2/19/2028 (b)	26,535,612	26,098,172
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 2/12/2027 (b)	496,157	483,031
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 2/12/2027 (b)	496,215	481,825
Senior Secured 2022 Term Loan, 1 Month USD SOFR + 3.50%, 7.82%, 2/12/2027 (b)	496,244	483,093
Baldwin Risk Partners LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 7.79%, 10/14/2027 (b)	1,065,656	1,041,679
Security Description	Principal Amount	Value
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.38%, 1/27/2027 (b)	$ 994,885	$ 966,700
Hub International Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 7.33%, 4/25/2025 (b)	81,215,081	80,458,157
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.53%, 4/25/2025 (b)	53,339,479	52,933,299
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.00%, 8.22%, 11/10/2029 (b)	7,291,667	7,224,838
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.69%, 11/12/2027 (b)	1,738,229	1,695,703
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 2/15/2027 (b)	2,876,107	2,757,985
		254,585,644
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
Ivanti Software, Inc. Senior Secured 2021 Add On Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 12/1/2027 (b)	994,937	787,870
INTERNET & TELECOM — 0.2%
Go Daddy Operating Company LLC Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 7.57%, 11/9/2029 (b)	11,175,633	11,171,721
INTERNET SECURITY — 0.1% (c)
Senior Secured 2nd Lien Term Loan, 10.98%, 8/31/2029	3,678,427	3,551,227
INVESTMENT COMPANIES — 0.2%
AL GCX Holdings LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.75%, 7.42%, 5/17/2029 (b)	981,667	974,550

See accompanying notes to financial statements.
32

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Energize HoldCo LLC Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 12/8/2028 (b)	$ 11,465,589	$ 10,995,500
		11,970,050
IT SERVICES — 1.2%
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 10/18/2027 (b)	994,949	963,235
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.94%, 6/2/2028 (b)	66,788,433	55,956,351
Fleetcor Technologies Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.13%, 4/28/2028 (b)	995,949	987,235
WEX, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25%, 6.63%, 3/31/2028 (b)	15,142,980	15,076,729
		72,983,550
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.15%, 3/31/2025 (b)	18,539	17,893
LEISURE INDUSTRY — 0.1%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 10/18/2028 (b)	8,485,245	7,967,645
LEISURE&REC/GAMES — 0.1%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.50%, 7.10%, 4/4/2029 (b)	3,990,000	3,814,819
Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 6.63%, 11/8/2027 (b)	$ 781,811	$ 779,368
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 11/15/2028 (b)	36,481,263	35,214,633
		35,994,001
MACHINERY — 0.0% (c)
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD SOFR + 1.75%, 6.17%, 3/1/2027 (b)	994,885	988,254
Madison IAQ LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 7.99%, 6/21/2028 (b)	2,241,071	2,090,651
		3,078,905
MACHINERY-CONSTRUCTION & MINING — 1.1%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.13%, 8/1/2025 (b)	68,548,563	67,688,279
MEDIA — 6.5%
Charter Communications Operating LLC:
Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75%, 6.14%, 4/30/2025 (b)	1,727,642	1,722,511
Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.14%, 2/1/2027 (b)	56,716,376	55,468,616
Colibri Group LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 4.00%, 8.77%, 3/12/2029 (b)	994,987	931,248
Coral-US Co-Borrower LLC Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 2.25%, 6.57%, 1/31/2028 (b)	5,000,000	4,851,250

See accompanying notes to financial statements.
33

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CSC Holdings LLC:
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.25%, 6.57%, 7/17/2025 (b)	$ 31,623,681	$ 29,995,061
Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 2.25%, 6.57%, 1/15/2026 (b)	5,841,196	5,471,565
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 6.82%, 4/15/2027 (b)	58,378,964	52,322,147
Go Daddy Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.38%, 8/10/2027 (b)	1,001,717	993,739
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 5/1/2026 (b)	4,113,947	3,783,556
MH Sub I LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 9/13/2024 (b)	11,898,424	11,584,424
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 9/13/2024 (b)	18,351,450	17,873,028
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD SOFR + 6.25%, 10.65%, 2/23/2029 (b)	13,868,141	12,420,653
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50%, 6.88%, 9/18/2026 (b)	37,084,289	36,847,877
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 9/25/2026 (b)	50,137,704	40,958,995
Telenet Financing USD LLC Senior Secured 2020 USD Term Loan AR, 1 Month USD LIBOR + 2.00%, 6.32%, 4/30/2028 (b)	1,000,000	975,750
Security Description	Principal Amount	Value
Univision Communications, Inc.:
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 3/15/2026 (b)	$ 27,472,557	$ 27,094,809
Senior Secured 2022 First Lien Term Loan B, 3 Month USD SOFR + 4.25%, 8.83%, 6/24/2029 (b)	995,000	985,547
Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.63%, 1/31/2029 (b)	994,987	968,561
Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 7.13%, 3/15/2024 (b)	4,473,570	4,474,510
UPC Financing Partnership Senior Secured 2021 USD Term Loan AX, 1 Month USD LIBOR + 2.93%, 7.24%, 1/31/2029 (b)	1,000,000	979,165
Vertical U.S. Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 6.87%, 7/30/2027 (b)	41,516,072	40,053,460
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 6.82%, 1/31/2028 (b)	30,551,875	30,096,347
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 6.82%, 4/30/2028 (b)	8,977,712	8,775,040
		389,627,859
MEDICAL LABS&TESTING SRV — 0.0% (c)
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 11/1/2028 (b)	1,028,150	1,002,575
MISCELLANEOUS MANUFACTUR — 0.0% (c)
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.13%, 9/6/2026 (b)	1,928,424	1,542,739

See accompanying notes to financial statements.
34

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.8%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 6.48%, 6/11/2025 (b)	$ 30,648,836	$ 30,562,713
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 8.64%, 7/9/2025 (b)	20,453,306	17,263,919
		47,826,632
OIL, GAS & CONSUMABLE FUELS — 1.9%
Buckeye Partners LP Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 6.63%, 11/1/2026 (b)	36,683,716	36,525,243
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.44%, 6/23/2025 (b)	75,226,766	74,756,599
		111,281,842
PHARMACEUTICALS — 1.7%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.09%, 5/4/2025 (b)	1,010,794	908,901
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00%, 6.38%, 2/22/2028 (b)	11,462,802	11,307,022
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 5.87%, 8/1/2027 (b)	11,011,697	10,596,996
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.38%, 11/15/2027 (b)	5,095,144	4,938,061
Jazz Financing Lux SARL Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 7.88%, 5/5/2028 (b)	68,160,211	67,665,028
Security Description	Principal Amount	Value
Organon & Co. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 6/2/2028 (b)	$ 6,334,398	$ 6,288,600
		101,704,608
PIPELINES — 0.4%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.48%, 6/5/2028 (b)	9,544,080	9,514,255
TransMontaigne Operating Co. LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 7.87%, 11/17/2028 (b)	15,951,935	15,677,801
		25,192,056
PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 7.64%, 2/6/2026 (b)	42,195,818	41,883,147
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 7.98%, 8/31/2028 (b)	3,911,738	3,771,013
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 6.63%, 12/1/2028 (b)	23,481,450	23,290,664
		68,944,824
RETAIL-BUILDING PRODUCTS — 0.7%
LBM Acquisition LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 7.12%, 12/17/2027 (b)	50,554,199	44,053,434
RETAIL-RESTAURANTS — 3.3%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 12/16/2025 (b)	13,546,844	12,465,197

See accompanying notes to financial statements.
35

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hilton Domestic Operating Company, Inc Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.17%, 6/22/2026 (b)	$ 86,263,332	$ 86,096,412
IRB Holding Corp.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.13%, 2/5/2025 (b)	26,155,441	25,963,329
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.32%, 12/15/2027 (b)	73,208,250	71,158,419
		195,683,357
ROAD & RAIL — 1.2%
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00%, 6.73%, 12/30/2026 (b)	70,549,981	70,272,366
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Entegris, Inc. Senior Secured 2022 Term Loan B, 7/6/2029 (b)	4,070,380	4,064,559
MKS Instruments, Inc. Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 2.75%, 7.17%, 8/17/2029 (b)	17,955,000	17,785,056
		21,849,615
SOFTWARE — 12.2%
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 8.66%, 5/8/2028 (b)	496,225	466,451
Athenahealth, Inc.:
Senior Secured 2022 Delayed Draw Term Loan, 1 Month CME Term SOFR + 3.50%, 3.50%, 2/15/2029 (b)	3,455,076	3,128,088
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50%, 7.82%, 2/15/2029 (b)	74,841,700	67,758,681
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 5.50%, 9.88%, 2/27/2026 (b)	20,197,744	18,676,652
Security Description	Principal Amount	Value
Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 8.13%, 10/2/2025 (b)	$ 20,567,862	$ 19,740,520
CCC Intelligent Solutions, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 2.25%, 6.63%, 9/21/2028 (b)	995,948	989,973
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.08%, 7/6/2029 (b)	40,751,319	40,452,612
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.75%, 7.81%, 7/14/2026 (b)	6,644,250	5,991,253
Cloudera, Inc. Senior Secured 2021 Second Lien Term Loan, 1 Month USD LIBOR + 6.00%, 10.38%, 10/8/2029 (b)	5,883,443	4,934,738
ConnectWise LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 7.88%, 9/29/2028 (b)	4,023,421	3,832,308
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 6 Month USD SOFR + 4.00%, 8.70%, 10/16/2026 (b)	496,167	480,396
Senior Secured 2021 2nd Lien Term Loan, 6 Month USD LIBOR + 7.00%, 11.70%, 2/19/2029 (b)	7,467,875	6,848,042
ECI Macola Max Holdings LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75%, 8.48%, 11/9/2027 (b)	409,200	393,855
EP Purchaser LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.23%, 11/6/2028 (b)	999,341	990,602
Epicor Software Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 7/30/2027 (b)	512,788	493,528

See accompanying notes to financial statements.
36

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.14%, 3/3/2028 (b)	$ 994,906	$ 957,289
Fortra LLC Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.00%, 8.19%, 11/19/2026 (b)	19,599,522	17,722,867
Greeneden U.S. Holdings II LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 8.38%, 12/1/2027 (b)	11,045,645	10,629,169
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 7.50%, 3/2/2028 (b)	516,900	488,793
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 4.00%, 8.73%, 2/16/2028 (b)	763,435	751,984
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 12.42%, 1/11/2027 (b)	5,398,559	4,177,135
Informatica LLC Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.19%, 10/27/2028 (b)	994,988	978,570
Ivanti Software, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 12.01%, 12/1/2028 (b)	14,432,836	8,443,209
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.01%, 12/1/2027 (b)	3,708,154	2,953,007
McAfee LLC Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 3.75%, 7.97%, 3/1/2029 (b)	80,025,320	74,709,238
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.00%, 8.15%, 11/10/2028 (b)	8,085,221	7,799,732
Security Description	Principal Amount	Value
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 11.23%, 10/15/2029 (b)	$ 7,600,023	$ 6,350,769
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.41%, 10/15/2028 (b)	20,661,501	19,101,248
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.38%, 10/22/2026 (b)	326,963	322,059
NortonLifeLock, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.00%, 6.42%, 9/12/2029 (b)	42,297,879	41,672,293
Open Text Corp.:
Senior Secured 2022 Term Loan B, 11/16/2029 (d)	34,336,840	33,620,058
Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 6.13%, 5/30/2025 (b)	5,754,786	5,644,495
Polaris Newco LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 8.73%, 6/2/2028 (b)	63,858,156	58,430,213
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 7.63%, 3/10/2028 (b)	7,517,247	7,124,584
Quest Software U.S. Holdings, Inc. Senior Secured 2022 Term Loan, 1 Month USD SOFR + 4.25%, 8.49%, 2/1/2029 (b)	57,662,466	44,742,614
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.38%, 4/24/2028 (b)	69,931,847	66,645,050
Rocket Software, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25%, 8.64%, 11/28/2025 (b)	666,011	641,952
Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 4.25%, 8.63%, 11/28/2025 (b)	664,018	641,192

See accompanying notes to financial statements.
37

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 7.88%, 12/17/2027 (b)	$ 268,568	$ 245,404
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 7.88%, 12/17/2027 (b)	428,078	391,156
SolarWinds Holdings, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.32%, 2/5/2027 (b)	6,899,798	6,842,288
Sophia LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 8.23%, 10/7/2027 (b)	496,225	480,100
SS&C European Holdings SARL Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.13%, 4/16/2025 (b)	7,879,685	7,761,490
SS&C Technologies Inc.:
Senior Secured 2022 Term Loan B6, 1 Month USD SOFR + 2.25%, 6.57%, 3/22/2029 (b)	9,959,858	9,801,148
Senior Secured 2022 Term Loan B7, 1 Month USD SOFR + 2.25%, 6.67%, 3/22/2029 (b)	15,075,040	14,834,819
SS&C Technologies, Inc.:
Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.13%, 4/16/2025 (b)	8,902,055	8,768,524
Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.13%, 4/16/2025 (b)	5,803,060	5,714,940
Ultimate Software Group, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25%, 9.00%, 5/3/2027 (b)	850,746	785,026
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 7.00%, 5/4/2026 (b)	57,184,666	54,539,876
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 5/4/2026 (b)	664,306	641,766
Security Description	Principal Amount	Value
Vision Solutions, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 11.61%, 4/23/2029 (b)	$ 1,233,333	$ 919,993
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 8.36%, 4/24/2028 (b)	30,384,072	25,241,568
Weld North Education LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 12/21/2027 (b)	579,579	569,291
		727,262,608
SPECIALTY RETAIL — 2.6%
Petco Health & Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.98%, 3/3/2028 (b)	24,696,074	24,009,276
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.13%, 2/11/2028 (b)	43,616,670	42,812,379
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.42%, 8/4/2028 (b)	88,327,280	87,477,130
		154,298,785
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International LLC:
Senior Secured 2022 DIP New Money Term Loan, 1 Month USD SOFR + 12.00%, 16.32%, 3/28/2023 (b)	1,076,429	1,038,754
Senior Secured 2022 DIP PIK Roll Up Term Loan, 1 Month USD SOFR + 12.00%, 16.32%, 9/29/2023 (b)	1,502,578	1,449,987
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 10.25%, 3/1/2025 (b)	7,432,140	803,600
		3,292,341

See accompanying notes to financial statements.
38

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TELECOM SERVICES — 1.1%
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.14%, 4/11/2025 (b)	$ 65,965,589	$ 65,828,380
TELECOMMUNICATION EQUIP — 0.0% (c)
Altice France SA Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00%, 8.65%, 8/14/2026 (b)	1,728,667	1,612,708
CCI Buyer, Inc. Senior Secured Term Loan, 3 Month USD SOFR + 4.00%, 8.58%, 12/17/2027 (b)	575,130	550,975
		2,163,683
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 12/15/2024 (b)	6,080,567	5,877,628
TRANSPORT-SERVICES — 0.5%
Edelman Financial Center LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 7.88%, 4/7/2028 (b)	22,338,929	20,903,653
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 8.73%, 2/7/2025 (b)	492,940	466,755
Endure Digital, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 7.72%, 2/10/2028 (b)	12,250,630	11,056,194
		32,426,602
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,355,357,183)		5,182,464,346
Shares
COMMON STOCKS — 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Carestream Health, Inc. (e)	396,286	5,944,290

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 5.2%
AEROSPACE & DEFENSE — 0.2%
Bombardier, Inc. 6.00%, 2/15/2028 (f)	$ 6,760,000	$ 6,274,429
Howmet Aerospace, Inc. 6.88%, 5/1/2025	1,459,000	1,498,466
TransDigm UK Holdings PLC 6.88%, 5/15/2026	900,000	882,009
TransDigm, Inc.:
4.63%, 1/15/2029	2,020,000	1,774,934
4.88%, 5/1/2029	1,600,000	1,394,992
		11,824,830
APPAREL — 0.0% (c)
Crocs, Inc. 4.25%, 3/15/2029 (f)	1,020,000	870,284
AUTO MANUFACTURERS — 0.2%
Allison Transmission, Inc.:
4.75%, 10/1/2027 (f)	2,800,000	2,600,052
5.88%, 6/1/2029 (f)	3,500,000	3,286,325
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	4,500,000	4,107,960
2.90%, 2/10/2029	400,000	319,324
Wabash National Corp. 4.50%, 10/15/2028 (f)	1,620,000	1,373,679
		11,687,340
AUTO PARTS & EQUIPMENT — 0.1%
American Axle & Manufacturing, Inc.:
6.50%, 4/1/2027	763,000	691,759
6.88%, 7/1/2028	2,140,000	1,909,479
Dana, Inc. 4.50%, 2/15/2032	1,000,000	807,350
Titan International, Inc. 7.00%, 4/30/2028	1,523,000	1,448,525
		4,857,113
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	6,340,000	6,109,161
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	1,800,000	1,554,552
BUILDING MATERIALS — 0.1% (c)
Builders FirstSource, Inc. 4.25%, 2/1/2032 (f)	300,000	244,239
Griffon Corp. 5.75%, 3/1/2028	2,640,000	2,414,227

See accompanying notes to financial statements.
39

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PGT Innovations, Inc. 4.38%, 10/1/2029 (f)	$ 1,710,000	$ 1,432,365
		4,090,831
CHEMICALS — 0.1%
Ashland LLC 3.38%, 9/1/2031 (f)	600,000	477,432
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (f)	770,000	691,976
Ingevity Corp. 3.88%, 11/1/2028 (f)	1,750,000	1,509,637
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (f)	1,430,000	1,250,292
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (f)	1,920,000	1,845,849
Valvoline, Inc. 3.63%, 6/15/2031 (f)	190,000	155,846
		5,931,032
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,790,000	1,526,995
COMMERCIAL SERVICES — 0.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	865,000	792,833
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	3,000,000	2,739,330
Service Corp. International 4.00%, 5/15/2031	1,300,000	1,103,440
ZipRecruiter, Inc. 5.00%, 1/15/2030 (f)	810,000	667,213
		5,302,816
COMPUTERS — 0.1%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (f)	2,200,000	1,961,432
4.00%, 7/1/2029 (f)	250,000	221,563
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (f)	460,000	376,013
KBR, Inc. 4.75%, 9/30/2028 (f)	300,000	262,599
Science Applications International Corp. 4.88%, 4/1/2028 (f)	1,450,000	1,347,688
		4,169,295
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (f)	$ 80,000	$ 71,664
6.88%, 4/15/2030 (f)	3,100,000	2,777,972
Enova International, Inc. 8.50%, 9/15/2025 (f)	1,020,000	942,551
goeasy, Ltd. 4.38%, 5/1/2026 (f)	1,920,000	1,706,746
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (f)	2,080,000	1,701,752
5.75%, 11/15/2031 (f)	3,560,000	2,766,120
Navient Corp.:
4.88%, 3/15/2028	3,660,000	3,004,384
5.63%, 8/1/2033	2,730,000	1,963,061
OneMain Finance Corp. 7.13%, 3/15/2026	2,490,000	2,367,542
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (f)	1,380,000	1,250,335
5.75%, 9/15/2031 (f)	4,530,000	3,669,572
PHH Mortgage Corp. 7.88%, 3/15/2026 (f)	382,000	341,092
PRA Group, Inc. 5.00%, 10/1/2029 (f)	2,643,000	2,188,034
		24,750,825
ELECTRIC — 0.1% (c)
DPL, Inc.:
4.13%, 7/1/2025	2,525,000	2,382,312
4.35%, 4/15/2029	700,000	628,824
PG&E Corp. 5.25%, 7/1/2030	250,000	227,493
		3,238,629
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 6.50%, 12/31/2027 (f)	5,910,000	5,637,194
ENERGY-ALTERNATE SOURCES — 0.1% (c)
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (f)	3,050,000	2,876,943
ENGINEERING & CONSTRUCTION — 0.1% (c)
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	1,530,000	1,396,171
Tutor Perini Corp. 6.88%, 5/1/2025 (f)	2,010,000	1,761,946
		3,158,117

See accompanying notes to financial statements.
40

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (f)	$ 500,000	$ 450,785
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	2,000,000	1,789,740
Cinemark USA, Inc. 5.88%, 3/15/2026 (f)	1,800,000	1,497,474
Scientific Games International, Inc. 7.25%, 11/15/2029 (f)	900,000	863,577
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. REGS, 5.13%, 10/1/2029 (f)	2,800,000	2,401,252
		7,002,828
ENVIRONMENTAL CONTROL — 0.0% (c)
Stericycle, Inc. 3.88%, 1/15/2029 (f)	500,000	436,480
FOOD — 0.1%
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (f)	747,000	660,953
4.38%, 1/31/2032 (f)	110,000	96,075
Post Holdings, Inc.:
4.50%, 9/15/2031 (f)	600,000	506,796
4.63%, 4/15/2030 (f)	2,890,000	2,493,319
5.50%, 12/15/2029 (f)	1,400,000	1,268,372
		5,025,515
FOREST PRODUCTS & PAPER — 0.0% (c)
Clearwater Paper Corp. 4.75%, 8/15/2028 (f)	600,000	529,314
Mercer International, Inc. 5.13%, 2/1/2029	1,150,000	961,124
		1,490,438
GAS — 0.0% (c)
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	470,000	451,580
5.63%, 5/20/2024	1,620,000	1,580,537
		2,032,117
HEALTH CARE PRODUCTS — 0.0% (c)
Varex Imaging Corp. 7.88%, 10/15/2027 (f)	910,000	905,332
HEALTH CARE SERVICES — 0.1%
CHS/Community Health Systems, Inc.:
8.00%, 3/15/2026 (f)	1,500,000	1,367,505
8.00%, 12/15/2027 (f)	150,000	135,699
Security Description	Principal Amount	Value
Encompass Health Corp. 4.75%, 2/1/2030	$ 1,800,000	$ 1,585,206
ModivCare, Inc. 5.88%, 11/15/2025 (f)	3,530,000	3,342,733
		6,431,143
HOME BUILDERS — 0.1%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	950,000	850,117
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	1,930,000	1,716,040
Installed Building Products, Inc. 5.75%, 2/1/2028 (f)	550,000	495,924
KB Home 7.25%, 7/15/2030	370,000	359,322
LGI Homes, Inc. 4.00%, 7/15/2029 (f)	1,210,000	933,793
M/I Homes, Inc. 4.95%, 2/1/2028	600,000	532,980
Meritage Homes Corp. 3.88%, 4/15/2029 (f)	650,000	551,623
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (f)	1,700,000	1,479,204
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	1,940,000	1,766,758
		8,685,761
HOME FURNISHINGS — 0.0% (c)
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	2,630,000	2,058,869
4.00%, 4/15/2029 (f)	700,000	587,748
		2,646,617
INSURANCE — 0.0% (c)
NMI Holdings, Inc. 7.38%, 6/1/2025 (f)	1,320,000	1,337,266
INVESTMENT COMPANY SECURITY — 0.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,820,000	1,547,437
5.25%, 5/15/2027	4,840,000	4,438,280
6.25%, 5/15/2026	340,000	328,943
		6,314,660
IRON/STEEL — 0.2%
ATI, Inc. 5.13%, 10/1/2031	3,290,000	2,886,679
Carpenter Technology Corp. 7.63%, 3/15/2030	2,038,000	2,047,497
Commercial Metals Co. 4.38%, 3/15/2032	200,000	173,054

See accompanying notes to financial statements.
41

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mineral Resources, Ltd. 8.50%, 5/1/2030 (f)	$ 6,180,002	$ 6,320,040
		11,427,270
LEISURE TIME — 0.2%
Carnival Corp.:
5.75%, 3/1/2027 (f)	1,050,000	749,164
7.63%, 3/1/2026 (f)	1,800,000	1,437,624
NCL Corp., Ltd. 5.88%, 2/15/2027 (f)	3,187,000	2,758,540
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	720,000	534,305
5.38%, 7/15/2027 (f)	1,540,000	1,252,774
5.50%, 8/31/2026 (f)	1,300,000	1,093,742
5.50%, 4/1/2028 (f)	2,170,000	1,733,418
7.50%, 10/15/2027	1,510,000	1,302,103
11.63%, 8/15/2027 (f)	300,000	301,590
Vista Outdoor, Inc. 4.50%, 3/15/2029 (f)	1,290,000	950,240
		12,113,500
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (f)	1,300,000	1,128,257
4.00%, 5/1/2031 (f)	500,000	421,120
Las Vegas Sands Corp.:
2.90%, 6/25/2025	3,000,000	2,771,280
3.90%, 8/8/2029	1,000,000	846,810
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (f)	1,450,000	1,206,603
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.50%, 3/1/2025 (f)	2,000,000	1,905,700
REGS, 5.25%, 5/15/2027 (f)	500,000	452,525
		8,732,295
MEDIA — 0.1%
DISH DBS Corp. 7.75%, 7/1/2026	200,000	161,402
Sirius XM Radio, Inc.:
4.00%, 7/15/2028 (f)	2,640,000	2,291,863
5.00%, 8/1/2027 (f)	4,110,000	3,803,147
Urban One, Inc. 7.38%, 2/1/2028 (f)	40,000	33,820
		6,290,232
MINING — 0.2%
Compass Minerals International, Inc. 6.75%, 12/1/2027 (f)	1,360,000	1,312,754
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (f)	1,960,000	1,657,043
6.13%, 4/15/2032 (f)	1,360,000	1,268,431
Security Description	Principal Amount	Value
Hecla Mining Co. 7.25%, 2/15/2028	$ 1,930,000	$ 1,904,447
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (f)	300,000	241,026
New Gold, Inc. 7.50%, 7/15/2027 (f)	1,630,000	1,431,596
Taseko Mines, Ltd. 7.00%, 2/15/2026 (f)	1,620,000	1,425,276
		9,240,573
MISCELLANEOUS MANUFACTURER — 0.0% (c)
LSB Industries, Inc. 6.25%, 10/15/2028 (f)	140,000	127,567
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	1,020,000	796,661
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	6,960,000	5,617,277
		6,413,938
OIL & GAS — 0.3%
Apache Corp. 5.35%, 7/1/2049	500,000	406,530
CVR Energy, Inc. 5.75%, 2/15/2028 (f)	3,651,000	3,170,090
Nabors Industries, Inc. 7.38%, 5/15/2027 (f)	1,550,000	1,518,752
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	2,940,000	2,821,106
Occidental Petroleum Corp. 7.88%, 9/15/2031	1,700,000	1,876,392
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	970,000	873,252
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	1,770,000	1,566,485
Petrofac, Ltd. 9.75%, 11/15/2026 (f)	1,327,000	749,715
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	3,110,000	2,914,226
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	4,620,000	4,040,976
Vermilion Energy, Inc. 6.88%, 5/1/2030 (f)	250,000	229,388
		20,166,912
OIL & GAS SERVICES — 0.0% (c)
Enerflex, Ltd. 9.00%, 10/15/2027	2,000,000	1,995,300
PACKAGING & CONTAINERS — 0.1%
OI European Group B.V. 4.75%, 2/15/2030 (f)	3,070,000	2,712,406

See accompanying notes to financial statements.
42

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (f)	$ 1,540,000	$ 1,498,882
		4,211,288
PHARMACEUTICALS — 0.1% (c)
AdaptHealth LLC:
4.63%, 8/1/2029 (f)	540,000	452,628
6.13%, 8/1/2028 (f)	3,870,000	3,578,202
		4,030,830
PIPELINES — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 6/15/2029 (f)	1,100,000	1,006,203
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
6.00%, 2/1/2029 (f)	780,000	719,456
8.00%, 4/1/2029 (f)	1,620,000	1,617,311
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (f)	2,710,000	2,442,794
EnLink Midstream Partners L.P. 5.45%, 6/1/2047	570,000	457,602
EQM Midstream Partners L.P. 6.50%, 7/15/2048	680,000	510,007
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	1,640,000	1,485,381
7.00%, 8/1/2027	100,000	95,434
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (f)	1,720,000	1,600,683
NuStar Logistics L.P. 6.38%, 10/1/2030	3,030,000	2,810,901
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (f)	2,840,000	2,696,495
		15,442,267
REAL ESTATE — 0.0% (c)
Howard Hughes Corp.:
4.13%, 2/1/2029 (f)	700,000	585,564
4.38%, 2/1/2031 (f)	314,000	252,792
5.38%, 8/1/2028 (f)	1,000,000	900,370
		1,738,726
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	2,030,000	1,624,426
Security Description	Principal Amount	Value
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (f)	$ 6,160,000	$ 5,139,904
Iron Mountain, Inc. 5.63%, 7/15/2032 (f)	1,000,000	872,150
Rithm Capital Corp. 6.25%, 10/15/2025 (f)	2,230,000	2,001,804
Service Properties Trust:
4.75%, 10/1/2026	2,220,000	1,754,666
4.95%, 2/15/2027	3,120,000	2,459,153
4.95%, 10/1/2029	2,720,000	1,903,809
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	1,500,000	1,312,500
4.38%, 1/15/2027 (f)	4,650,000	4,092,093
		21,160,505
RETAIL — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
4.00%, 10/15/2030 (f)	5,600,000	4,547,480
4.38%, 1/15/2028 (f)	1,500,000	1,348,935
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (f)	1,430,000	1,414,999
Asbury Automotive Group, Inc.:
4.75%, 3/1/2030	1,700,000	1,427,065
5.00%, 2/15/2032 (f)	1,400,000	1,154,944
Bath & Body Works, Inc.:
6.75%, 7/1/2036	1,280,000	1,122,035
6.88%, 11/1/2035	450,000	400,036
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (f)	1,240,000	1,042,431
FirstCash, Inc. 5.63%, 1/1/2030 (f)	3,880,000	3,465,383
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	1,170,000	921,609
Gap, Inc. 3.63%, 10/1/2029 (f)	5,000,000	3,558,100
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (f)	1,200,000	1,020,240
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (f)	4,122,000	3,986,634
Macy's Retail Holdings LLC:
5.88%, 4/1/2029 (f)	1,050,000	933,996
5.88%, 3/15/2030 (f)	1,400,000	1,216,908
6.13%, 3/15/2032 (f)	2,130,000	1,790,329
Papa John's International, Inc. 3.88%, 9/15/2029 (f)	200,000	166,930
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	850,000	712,844
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (f)	2,410,000	1,943,279
4.88%, 11/15/2031 (f)	800,000	629,832

See accompanying notes to financial statements.
43

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	$ 780,000	$ 667,696
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (f)	1,210,000	1,039,112
		34,510,817
SOFTWARE — 0.1%
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (f)	1,300,000	1,226,459
6.50%, 10/15/2028 (f)	1,950,000	1,781,988
Fair Isaac Corp.:
4.00%, 6/15/2028 (f)	3,000,000	2,721,480
5.25%, 5/15/2026 (f)	1,500,000	1,468,905
MSCI, Inc. 3.88%, 2/15/2031 (f)	500,000	416,260
		7,615,092
TELECOMMUNICATIONS — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	3,540,000	3,304,271
ViaSat, Inc. 6.50%, 7/15/2028 (f)	1,914,000	1,466,182
		4,770,453
TOTAL CORPORATE BONDS & NOTES (Cost $309,601,200)		309,881,679
	Shares
U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bill:
2.68%, 1/12/2023	25,000,000	24,978,297
4.00%, 1/26/2023	85,000,000	84,789,267
4.29%, 3/23/2023	40,000,000	39,627,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,674,562)		149,395,266
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (g) (h) (Cost $350,922,450)	350,922,450	$ 350,922,450
TOTAL INVESTMENTS — 100.7% (Cost $6,173,143,928)		5,998,608,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(44,536,826)
NET ASSETS — 100.0%		$ 5,954,071,205
(a)	The rate shown represents the rate at December 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Position is unsettled. Contract rate was not determined at December 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $5,944,290, representing 0.10% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
CDI	CREST Depository Interest
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
44

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, the Fund had unfunded loan commitments of $10,813,190, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Pediatric Associates Holding Company, LLC	68,182	64,915	(3,267)
Athenahealth, Inc.	9,278,272	8,400,176	(878,096)
VT Topco, Inc.	244,514	237,689	(6,825)
AI Aqua Merger Sub, Inc.	1,222,222	1,153,979	(68,243)
	$10,813,190	$9,856,759	$(956,431)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 309,881,679	$ —	$ 309,881,679
U.S. Treasury Obligations	—	149,395,266	—	149,395,266
Common Stocks	—	—	5,944,290	5,944,290
Senior Floating Rate Loans	—	5,182,464,346	—	5,182,464,346
Short-Term Investment	350,922,450	—	—	350,922,450
TOTAL INVESTMENTS	$350,922,450	$5,641,741,291	$5,944,290	$5,998,608,031
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(956,431)	—	(956,431)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (956,431)	$ —	$ (956,431)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	—	$ —	$ 25,027,937	$ 24,446,819	$(581,118)	$—	—	$ —	$ 129,475
State Street Institutional U.S. Government Money Market Fund, Class G Shares	910,350,809	910,350,809	2,489,173,927	3,048,602,286	—	—	350,922,450	350,922,450	5,439,203
Total		$910,350,809	$2,514,201,864	$3,073,049,105	$(581,118)	$—		$350,922,450	$5,568,678
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$ 114,358,285	$ 5,647,685,581
Investments in affiliated issuers, at value	9,542,516	350,922,450
Total Investments	123,900,801	5,998,608,031
Cash	380,395	28,464,092
Receivable for investments sold	2,846,804	441,971,375
Dividends receivable — affiliated issuers	35,216	1,234,910
Interest receivable — unaffiliated issuers	1,491,872	48,051,767
Receivable for foreign taxes recoverable	5,477	43,401
Other Receivable	—	75,902
TOTAL ASSETS	128,660,565	6,518,449,478
LIABILITIES
Payable for investments purchased	11,929,711	508,485,657
Payable for fund shares repurchased	—	51,465,142
Unrealized depreciation on unfunded loan commitments	3,630	956,431
Advisory fee payable	62,916	3,470,948
Accrued expenses and other liabilities	—	95
TOTAL LIABILITIES	11,996,257	564,378,273
NET ASSETS	$ 116,664,308	$ 5,954,071,205
NET ASSETS CONSIST OF:
Paid-in Capital	$129,020,750	$ 7,140,775,445
Total distributable earnings (loss)	(12,356,442)	(1,186,704,240)
NET ASSETS	$ 116,664,308	$ 5,954,071,205
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.13	$ 41.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,300,000	144,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 117,850,441	$ 5,822,221,478
Investments in affiliated issuers	9,542,516	350,922,450
Total cost of investments	$127,392,957	$ 6,173,143,928
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 4,275,483	$ 254,440,483
Dividend income — affiliated issuers	120,263	5,568,678
TOTAL INVESTMENT INCOME (LOSS)	4,395,746	260,009,161
EXPENSES
Advisory fee	415,147	25,459,615
Trustees’ fees and expenses	733	45,727
Miscellaneous expenses	3,806	265,192
TOTAL EXPENSES	419,686	25,770,534
Expenses waived/reimbursed by the Adviser	(5,575)	(192,766)
NET EXPENSES	414,111	25,577,768
NET INVESTMENT INCOME (LOSS)	$ 3,981,635	$ 234,431,393
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,095,190)	(510,126,381)
Investments — affiliated issuers	(3,290)	(581,118)
Net realized gain (loss)	(6,098,480)	(510,707,499)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	5,846,766	425,649,131
Unfunded loan commitments	(1,110)	381,566
Net change in unrealized appreciation/depreciation	5,845,656	426,030,697
NET REALIZED AND UNREALIZED GAIN (LOSS)	(252,824)	(84,676,802)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 3,728,811	$ 149,754,591
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone High Income ETF		SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 2/17/22*- 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,981,635	$ 2,126,689	$ 234,431,393	$ 375,689,558
Net realized gain (loss)	(6,098,480)	(2,925,500)	(510,707,499)	(250,379,712)
Net change in unrealized appreciation/depreciation	5,845,656	(9,341,442)	426,030,697	(698,437,560)
Net increase (decrease) in net assets resulting from operations	3,728,811	(10,140,253)	149,754,591	(573,127,714)
Net equalization credits and charges	(10,009)	294	1,160,238	1,321,939
Distributions to shareholders	(4,397,000)	(1,548,000)	(251,791,500)	(384,792,728)
Return of capital	—	—	—	(2,807,272)
Total Distributions to shareholders	(4,397,000)	(1,548,000)	(251,791,500)	(387,600,000)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,116,887	128,999,422	941,162,104	6,597,224,116
Cost of shares redeemed	(4,102,865)	—	(3,357,350,934)	(3,482,041,836)
Net income equalization	10,009	(294)	(1,160,238)	(1,321,939)
Other Capital	6,898	408	12,053,464	11,592,704
Net increase (decrease) in net assets from beneficial interest transactions	30,929	128,999,536	(2,405,295,604)	3,125,453,045
Net increase (decrease) in net assets during the period	(647,269)	117,311,577	(2,506,172,275)	2,166,047,270
Net assets at beginning of period	117,311,577	—	8,460,243,480	6,294,196,210
NET ASSETS AT END OF PERIOD	$116,664,308	$ 117,311,577	$ 5,954,071,205	$ 8,460,243,480
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	4,300,000	22,350,000	145,850,000
Shares redeemed	(150,000)	—	(80,050,000)	(79,550,000)
Net increase (decrease) from share transactions	—	4,300,000	(57,700,000)	66,300,000

*	Commencement of operations.
See accompanying notes to financial statements.
48

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone High Income ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$ 27.28	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	0.50
Net realized and unrealized gain (loss) (b)	(0.05)	(2.86)
Total from investment operations	0.88	(2.36)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.03)	(0.36)
Net asset value, end of period	$ 27.13	$ 27.28
Total return (d)	3.25%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,664	$117,312
Ratios to average net assets:
Total expenses	0.71%(e)	0.70%(e)
Net expenses	0.70%(e)	0.70%(e)
Net investment income (loss)	6.71%(e)	4.63%(e)
Portfolio turnover rate	66%(f)	55%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
49

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 41.83	$ 46.30	$ 43.36	$ 46.25	$ 47.04	$ 47.41
Income (loss) from investment operations:
Net investment income (loss) (b)	1.36	1.95	1.98	2.34	2.48	2.04
Net realized and unrealized gain (loss) (c)	(0.59)	(4.44)	3.02	(3.06)	(0.86)	(0.50)
Total from investment operations	0.77	(2.49)	5.00	(0.72)	1.62	1.54
Net equalization credits and charges (b)	0.01	0.01	0.06	(0.04)	(0.03)	0.04
Contribution from affiliate	—	—	0.00(d)	0.01	—	—
Other capital (b)	0.07	0.06	0.02	0.21	0.09	0.02
Distributions to shareholders from:
Net investment income	(1.49)	(2.04)	(2.14)	(2.35)	(2.47)	(1.97)
Return of Capital	—	(0.01)	—	—	—	—
Total distributions	(1.49)	(2.05)	—	—	—	—
Net asset value, end of period	$ 41.19	$ 41.83	$ 46.30	$ 43.36	$ 46.25	$ 47.04
Total return (e)	2.00%	(5.46)%	11.97%(f)	(1.23)%(f)	3.68%	3.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,954,071	$8,460,243	$6,294,196	$1,433,094	$2,222,400	$3,189,624
Ratios to average net assets:
Total expenses	0.71%(g)	0.70%	0.70%	0.70%	0.70%	0.70%
Net expenses	0.70%(g)	0.70%	0.70%	—%	—%	—%
Net investment income (loss)	6.45%(g)	4.33%	4.31%	5.17%	5.33%	4.30%
Portfolio turnover rate	54%(h)	140%	176%	195%(i)	124%(i)	90%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the years ended ended June 30, 2021 and June 30, 2020, the total return would have remained 11.97% and (1.23)%, respectively.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure.
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR Blackstone High Income ETF was formed on February 16, 2022 and commenced operations on February 17, 2022.
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
52

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone High Income ETF	0.70%
SPDR Blackstone Senior Loan ETF	0.70
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023, except with the approval of the Fund's Board of Trustees.
The Adviser pays all operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Trustees, who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") (including any Trustees’ counsel fees), litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
53

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	Purchases	Sales
SPDR Blackstone High Income ETF	$ 77,477,811	$ 74,924,121
SPDR Blackstone Senior Loan ETF	3,587,006,200	5,742,157,806
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The SPDR Blackstone Senior Loan ETF has qualified and intends to continue to qualify as aregulated investment company under Subchapter M of the Internal Revenue Code . The SPDR Blackstone High Income ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund ’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone High Income ETF	$ 127,369,049	$684,086	$ 4,239,527	$ (3,555,441)
SPDR Blackstone Senior Loan ETF	6,209,771,349	—	211,148,991	(211,148,991)
54

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $1.275 billion ($1.1 billion prior to October 6,2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The SPDR Blackstone Senior Loan ETF has exclusive access to $1.05 billion ($900 million prior to October 6, 2022) of the total credit facility. The SPDR Blackstone High Income ETF, along with other Participants, has access to $200 million of the total credit facility. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds have no outstanding loans as of December 31, 2022.
The SPDR Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds' invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
55

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

11.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
56

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR Blackstone High Income ETF
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$1,032.50
Expenses Paid During Period(a)	3.59
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70
Expenses Paid During Period(a)	3.57
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
SPDR Blackstone Senior Loan ETF
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$1,020.00
Expenses Paid During Period(a)	3.56
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70
Expenses Paid During Period(a)	3.57
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
57

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SSGA Active Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
58

SSGA Active Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Blackstone Liquid Credit Strategies LLC as the Sub-Advisor. State Street Global Advisors Funds Distributors, LLC is not affiliated with Blackstone Liquid Credit Strategies LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
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SPDRGSOSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 8, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 8, 2023